UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22274

Nuveen New Jersey Municipal Value Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: April 30

Date of reporting period: October 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

Nuveen Investments Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report
October 31, 2011

Nuveen New Jersey Investment Quality Municipal Fund, Inc.
NQJ

Nuveen New Jersey Premium Income Municipal Fund, Inc.
NNJ

Nuveen New Jersey Dividend Advantage Municipal Fund
NXJ

Nuveen New Jersey Dividend Advantage Municipal Fund 2
NUJ

Nuveen New Jersey Municipal Value Fund
NJV

Nuveen Pennsylvania Investment Quality Municipal Fund
NQP

Nuveen Pennsylvania Premium Income Municipal Fund 2
NPY

Nuveen Pennsylvania Dividend Advantage Municipal Fund
NXM

Nuveen Pennsylvania Dividend Advantage Municipal Fund 2
NVY

Nuveen Pennsylvania Municipal Value Fund
NPN

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Table of Contents

Chairman’s Letter to Shareholders	4
Portfolio Manager’s Comments	5
Fund Leverage and Other Information	10
Common Share Dividend and Share Price Information	15
Performance Overviews	17
Portfolios of Investments	27
Statement of Assets and Liabilities	88
Statement of Operations	90
Statement of Changes in Net Assets	92
Statement of Cash Flows	96
Financial Highlights	99
Notes to Financial Statements	112
Reinvest Automatically, Easily and Conveniently	127
Glossary of Terms Used in this Report	129
Other Useful Information	135

Chairman’s
Letter to Shareholders

Dear Shareholders,

These are perplexing times for investors. The global economy continues to struggle. The solutions being implemented in the eurozone to deal with the debt crises of many of its member countries are not yet seen as sufficient by the financial markets. The political paralysis in the U.S. has prevented the compromises necessary to deal with the fiscal imbalance and government spending priorities. The efforts by individual consumers, governments and financial institutions to reduce their debts are increasing savings but reducing demand for the goods and services that drive employment. These developments are undermining the rebuilding of confidence by consumers, corporations and investors that is so essential to a resumption of economic growth.

Although it is painfully slow, progress is being made. In Europe, the turnover of a number of national governments reflects the realization by politicians and voters alike that leaders who practiced business as usual had to be replaced by leaders willing to face problems and accept the hard choices needed to resolve them. The recent coordinated efforts by central banks in the U.S. and Europe to provide liquidity to the largest European banks indicates that these monetary authorities are committed to facilitating a recovery in the European banking sector.

In the U.S., the failure of the congressionally appointed Debt Reduction Committee was a blow to those who hoped for a bipartisan effort to finally begin addressing the looming fiscal crisis. Nevertheless, Congress and the administration cannot ignore the issue for long. The Bush era tax cuts are scheduled to expire on December 31, 2012, and six months later the $1.2 trillion of mandatory across-the-board spending cuts under the Budget Control Act of 2011 begin to go into effect. Any legislative modification would require bipartisan support and the prospects for a bipartisan solution are unclear. The impact of these two developments would be a mixed blessing: a meaningful reduction in the annual budget deficit at the cost of slowing the economic recovery.

It is in these particularly volatile markets that professional investment management is most important. Skillful investment teams who have experienced challenging markets and remain committed to their investment disciplines are critical to the success of an investor’s long-term objectives. In fact, many long-term investment track records are built during challenging markets when managers are able to protect investors against these economic crosscurrents. Experienced investment teams know that volatile markets put a premium on companies and investment ideas that will weather the short-term volatility and that compelling values and opportunities are opened up when markets overreact to negative developments. By maintaining appropriate time horizons, diversification and relying on practiced investment teams, we believe that investors can achieve their long-term investment objectives.

As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
December 21, 2011

4	Nuveen Investments

Portfolio Manager’s Comments

Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ)
Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ)
Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ)
Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ)
Nuveen New Jersey Municipal Value Fund (NJV)
Nuveen Pennsylvania Investment Quality Municipal Fund (NQP)
Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY)
Nuveen Pennsylvania Dividend Advantage Municipal Fund (NXM)
Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY)
Nuveen Pennsylvania Municipal Value Fund (NPN)

Portfolio manager Paul Brennan discusses key investment strategies and the six-month performance of the Nuveen New Jersey and Pennsylvania Funds. Paul, who joined Nuveen in 1997 with six years of previous investment experience, assumed portfolio management responsibility for these ten Funds in January 2011.

What key strategies were used to manage the Nuveen New Jersey and Pennsylvania Funds during the six-month reporting period ended October 31, 2011?

During this reporting period, municipal bond prices generally rallied as yields declined across the municipal curve. The decline in yields was attributable in part to the continued depressed levels of municipal bond issuance. Tax-exempt volume, which had been limited in 2010 by issuers’ extensive use of taxable Build America Bonds (BABs), continued to drift lower in 2011. For the six months ended October 31, 2011, national municipal issuance was down 21% compared with the same period in 2010, while the decline was even greater in New Jersey and Pennsylvania, which saw issuance drop 51% and 29%, respectively, during the same period.

Despite the constrained issuance of tax-exempt municipal bonds and relatively lower yields, we continued to take a bottom-up approach to discovering what we thought were undervalued sectors and individual credits with the potential to perform well over the long term. During this period, the eight older Funds (NQJ, NNJ, NXJ, NUJ, NQP, NPY, NXM and NVY) found value in a variety of sectors, especially health care, where we increased our exposure during the period. Our focus in these eight Funds generally was on bonds with longer maturities in order to keep the Funds’ durations within their

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investor Services, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

Nuveen Investments	5

targeted objectives and maintain their yield curve positioning. The purchase of longer bonds also enabled us to take advantage of more attractive yields at the longer end of the municipal yield curve. In recent months, we saw municipal issuance increase slightly, as continued low rates prompted some borrowers to issue new bonds to lock in rates for new projects or refund older, higher-yielding bonds and reissue new bonds with lower coupons. Overall, we found more opportunities in Pennsylvania than in New Jersey during this period, due to the greater volume and variety of issuance in Pennsylvania.

In the two newer Funds—NJV and NPN, which were introduced in 2009—we continued strategies aimed at bringing these Funds more in line with the other New Jersey and Pennsylvania Funds over time. Both of these Funds have the longer durations typically associated with more recently invested Funds. During this period, we worked to reduce NJV’s and NPN’s interest rate sensitivity and shorten their durations by selling some of their longer positions and reinvesting the proceeds into shorter bonds. We also sought to enhance the Funds’ diversification and reduce their high exposure to the health care sector by selling health care bonds when we found attractive bids and good opportunities to purchase bonds from other sectors.

Cash for new purchases was generated primarily by the proceeds from bond calls and maturing bonds, which we worked to redeploy to keep the Funds fully invested. During this period, an increased number of bond calls provided a good source of liquidity, as municipal issuers took advantage of the steep yield curve to refund existing higher-yielding debt and reissue bonds at the current lower interest rates. The eight older Funds also sold some credits with short maturities or short call dates and reinvested the proceeds in bonds with longer maturities in order to keep their durations within target objectives. As newer Funds, NJV and NPN had fewer proceeds from called and matured bonds that required reinvestment.

As of October 31, 2011, all of these Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management, income enhancement and total return enhancement.

6	Nuveen Investments

How did the Funds perform?

Individual results for the Nuveen New Jersey and Pennsylvania Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Average Annual Total Returns on Common Share Net Asset Value*
For periods ended 10/31/11

Fund	6-Month	1-Year	5-Year	10-Year
New Jersey Funds
NQJ	8.37%	3.58%	4.61%	5.67%
NNJ	8.42%	4.01%	4.79%	5.51%
NXJ	9.23%	3.68%	4.50%	5.93%
NUJ	8.73%	3.53%	4.55%	N/A
NJV**	8.02%	0.40%	N/A	N/A

Standard & Poor’s (S&P) New Jersey Municipal Bond Index***	6.10%	3.26%	4.39%	5.07%
Standard & Poor’s (S&P) National Municipal Bond Index***	5.86%	3.75%	4.48%	4.95%
Lipper Other States Municipal Debt Funds
Classification Average***	8.63%	3.87%	4.40%	5.57%

Pennsylvania Funds
NQP	8.71%	4.35%	4.76%	5.65%
NPY	9.10%	4.51%	4.74%	5.58%
NXM	8.24%	3.33%	4.64%	6.06%
NVY	6.34%	2.35%	4.50%	N/A
NPN**	8.27%	3.78%	N/A	N/A

Standard & Poor’s (S&P) Pennsylvania Municipal Bond Index***	5.61%	3.86%	4.65%	5.01%
Standard & Poor’s (S&P) National Municipal Bond Index***	5.86%	3.75%	4.48%	4.95%
Lipper Other States Municipal Funds Debt
Classification Average***	8.63%	3.87%	4.40%	5.57%

For the six months ended October 31, 2011, the cumulative returns on common share net asset value (NAV) for all ten of the Nuveen New Jersey and Pennsylvania Funds exceeded the returns for their respective Standard & Poor’s (S&P) New Jersey and Pennsylvania Municipal Bond Indexes and the Standard & Poor’s (S&P) National Municipal Bond Index. For the same period, NXJ, NUJ, NQP and NPY outperformed the Lipper Other States Municipal Debt Funds Classification Average, while the remaining six Funds trailed the Lipper average.

Key management factors that influenced the Funds’ returns during this period included duration and yield curve positioning, credit exposure and sector allocation. In addition, the use of structural leverage was an important positive factor affecting the performances of NQJ, NNJ, NXJ, NUJ, NQP, NPY, NXM and NVY. Leverage is discussed in more detail later in this report.

During this period, municipal bonds with longer maturities generally outperformed those with shorter maturities, with credits at the longest end of the municipal yield curve post-

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

*	Six-month returns are cumulative; all other returns are annualized.

**	Unlike the other eight Funds in this report, NJV and NPN do not use structural leverage.

***	Refer to Glossary of Terms Used in this Report for definitions.

Nuveen Investments	7

ing the strongest returns. Among these Funds, NXJ and NPY were the most advantageously situated in terms of duration and yield curve positioning, with better exposure to the segments of the yield curve that performed best. In general during this period, the greater a Fund’s exposure to the outperforming longer parts of the curve, the greater the positive impact on the Fund’s return. Both NUJ and NVY, which were introduced in 2002, are approaching their 10-year anniversaries and therefore have an increased exposure to bonds with short call dates often associated with that milestone, which detracted from their performance, especially in NVY.

Credit exposure also played a role in performance during these six months, as bonds rated A and lower generally outperformed those rated AAA and AA. This outperformance was due in part to the higher yields typically offered by lower-rated credits, which were in great demand during this period. NXJ, NJV and NPN had the heaviest weightings of bonds rated A and BBB, which benefited their performance, while NNJ and NQP had the most exposure to bonds rated AAA.

Holdings that generally made positive contributions to the Funds’ returns during this period included health care, industrial development revenue (IDR), transportation and education credits. In general, these Funds tended to have heavier weightings in the health care, transportation and education sectors relative to the overall municipal market, which was positive for performance.

In contrast, pre-refunded bonds, which are often backed by U.S. Treasury securities, were the poorest performing market segment during this period. The underperfor-mance of these bonds can be attributed primarily to their shorter effective maturities and higher credit quality. Among the eight older Funds, NQP, NPY and NVY had the largest allocations of pre-refunded bonds as of October 31, 2011, while NUJ and NXJ held the smallest amounts of these bonds, which lessened the negative impact of these holdings. Individual security selection also factored into the Funds’ performance, with the most significant example being NVY’s holding of bonds issued by the Harrisburg Parking Authority (accounting for approximately 4.3% of the Fund’s portfolio), which performed poorly and had a negative impact on NVY’s performance for the period.

Another factor of importance to the shareholders of the Pennsylvania Funds involves the commonwealth’s capital city of Harrisburg. On October 11, 2011, the Harrisburg City Council voted to file for bankruptcy. Harrisburg’s financial problems stem from a failed waste-to-energy incinerator project originally built in the 1970s. Even though the incinerator was plagued by operating and environmental problems from the start, the city chose to issue debt to expand and retrofit the plant in 2003, guaranteeing over $300 million in bonds, with additional backing from Dauphin County and Assured Guaranty, a municipal bond insurer. With the incinerator operating at a deficit, Harrisburg decided in early 2010 to stop funding the incinerator debt, leaving the county and insurer to pay. This situation was further compounded by Harrisburg’s generally weak financial profile, which necessitated a loan from the Commonwealth of Pennsylvania in the fall of 2010 to help the city avoid a default on general obligation (GO) debt. At the time of this report’s preparation, a federal judge had ruled that, under Pennsylvania law, Harrisburg cannot

8	Nuveen Investments

file for bankruptcy, paving the way for the commonwealth to take over the city’s finances. The governor subsequently appointed a receiver to develop a financial recovery plan for the city by the end of 2011.

It is important to note that these Nuveen Pennsylvania Funds have no direct exposure to Harrisburg; that is, they do not hold any Harrisburg GO bonds or incinerator debt. However, the Funds have minimal, but varying amounts of indirect exposure through holdings of Harrisburg revenue authority debt, much of which is enhanced by insurance policies guaranteeing the timely payment of principal and interest. However, the publicity surrounding the Harrisburg situation has impacted the investment performance of these securities to varying degrees, ranging from negligible to modestly negative.

Nuveen Investments	9

Fund Leverage and
Other Information

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of all these Funds relative to the comparative indexes was the Funds’ use of structural leverage. As mentioned previously, NJV and NPN do not use structural leverage. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by a Fund generally are rising. Leverage made a positive contribution to the performance of these Funds over this reporting period.

RECENT DEVELOPMENTS REGARDING THE FUNDS’ REDEMPTION OF AUCTION RATE PREFERRED SHARES

Shortly after their respective inceptions, each of the Funds (except NJV and NPN) issued auction rate preferred shares (ARPS) to create structural leverage. As noted in past shareholder reports, the ARPS issued by many closed-end funds, including these Funds, have been hampered by a lack of liquidity since February 2008. Since that time, more ARPS have been submitted for sale in each of their regularly scheduled auctions than there have been offers to buy. In fact, offers to buy have been almost completely nonexistent since late February 2008. This means that these auctions have “failed to clear,” and that many, or all, of the ARPS shareholders who wanted to sell their shares in these auctions were unable to do so. This lack of liquidity in ARPS did not lower the credit quality of these shares, and ARPS shareholders unable to sell their shares continued to receive distributions at the “maximum rate” applicable to failed auctions, as calculated in accordance with the pre-established terms of the ARPS. In the recent market, with short term rates at multi-generational lows, those maximum rates also have been low.

One continuing implication for common shareholders from the auction failures is that each Fund’s cost of leverage likely has been incrementally higher at times than it other-

10	Nuveen Investments

wise might have been had the auctions continued to be successful. As a result, each Fund’s common share earnings likely have been incrementally lower at times than they otherwise might have been.

As noted in past shareholder reports, the Nuveen funds’ Board of Directors/Trustees authorized several methods that can be used separately or in combination to refinance a portion of the Nuveen funds’ outstanding ARPS. Some funds have utilized tender option bonds (TOBs), also known as inverse floating rate securities, for leverage purposes. The amount of TOBs that a fund may use varies according to the composition of each fund’s portfolio. Some funds have a greater ability to use TOBs than others. Some funds have issued Variable Rate Demand Preferred (VRDP) Shares or Variable Rate MuniFund Term Preferred (VMTP) Shares, which are a floating rate form of preferred stock with a mandatory term redemption. Some funds have issued MuniFund Term Preferred (MTP) Shares, a fixed rate form of preferred stock with a mandatory redemption period of three to five years.

During 2010 and 2011, certain Nuveen leveraged closed-end funds (including NXJ) received a demand letter from a law firm on behalf of purported holders of common shares of each such fund, alleging that Nuveen and the funds’ officers and Board of Directors/Trustees breached their fiduciary duties related to the redemption at par of the funds’ ARPS. In response, the Board established an ad hoc Demand Committee consisting of certain of its disinterested and independent Board members to investigate the claims. The Demand Committee retained independent counsel to assist it in conducting an extensive investigation. Based upon its investigation, the Demand Committee found that it was not in the best interests of each fund or its shareholders to take the actions suggested in the demand letters, and recommended that the full Board reject the demands made in the demand letters. After reviewing the findings and recommendation of the Demand Committee, the full Board of each fund unanimously adopted the Demand Committee’s recommendation.

Subsequently, 33 of the funds that received demand letters (including NXJ) were named in a consolidated complaint as nominal defendants in a putative shareholder derivative action captioned Martin Safier, et al. v. Nuveen Asset Management, et al. that was filed in the Circuit Court of Cook County, Illinois, Chancery Division (the “Cook County Chancery Court”) on February 18, 2011 (the “Complaint”). The Complaint, filed on behalf of purported holders of each fund’s common shares, also name Nuveen Fund Advisors, Inc. as a defendant, together with current and former Officers and interested Director/Trustees of each of the funds (together with the nominal defendants, collectively, the “Defendants”). The Complaint contains the same basic allegations contained in the

Nuveen Investments	11

demand letters. The suits seek a declaration that the Defendants have breached their fiduciary duties, an order directing the Defendants not to redeem any ARPS at their liquidation value using fund assets, indeterminate monetary damages in favor of the funds and an award of plaintiffs’ costs and disbursements in pursuing the action. The Defendants filed a motion to dismiss the suit and on December 16, 2011, the court granted that motion dismissing the complaint with prejudice.

As of October 31, 2011, each of the Funds has redeemed all of their outstanding APRS at liquidation value.

As of October 31, 2011, the Funds have issued and outstanding MTP Shares and VRDP Shares as shown in the accompanying table. As mentioned previously, NJV and NPN do not use structural leverage.

MTP Shares

Fund	Series	MTP Shares Issued at Liquidation Value	Annual Interest Rate	NYSE Ticker
NXJ	2014	$44,861,000	2.30%	NXJ PrA
NUJ	2015	$35,050,000	2.00%	NUJ PrC
NXM	2015	$23,190,000	2.10%	NXM PrC
NVY	2015	$24,550,000	2.15%	NVY PrC

VRDP Shares

Fund	VRDP Shares Issued at Liquidation Value
NQJ	$144,300,000
NNJ	$ 88,600,000
NQP	$112,500,000
NPY	$100,000,000

(Refer to Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies and Footnote 4 – Fund Shares for further details on MTP Shares and VRDP Shares.)

12	Nuveen Investments

As of October 5, 2011, all 84 of the Nuveen closed-end municipal funds that had issued ARPS, approximately $11.0 billion, have redeemed at liquidation value all of these shares. For up-to-date information, please visit the Nuveen CEF Auction Rate Preferred Resource Center at: http://www.nuveen.com/arps.

Nuveen Investments	13

RISK CONSIDERATIONS

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Past performance is no guarantee of future results. Fund common shares are subject to a variety of risks, including:

Investment Risk. The possible loss of the entire principal amount that you invest.

Price Risk. Shares of closed-end investment companies like these Funds frequently trade at a discount to their NAV. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Leverage Risk. Each Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share NAV, market price, distributions and returns. There is no assurance that a Fund’s leveraging strategy will be successful.

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations.

Issuer Credit Risk. This is the risk that a security in a Fund’s portfolio will fail to make dividend or interest payments when due.

Interest Rate Risk. Fixed-income securities such as bonds, preferred, convertible and other debt securities will decline in value if market interest rates rise.

Reinvestment Risk. If market interest rates decline, income earned from a Fund’s portfolio may be reinvested at rates below that of the original bond that generated the income.

Call Risk or Prepayment Risk. Issuers may exercise their option to prepay principal earlier than scheduled, forcing a Fund to reinvest in lower-yielding securities.

14	Nuveen Investments

Common Share Dividend
and Share Price Information

During the six-month reporting period ended October 31, 2011, NQJ, NNJ and NQP each had one monthly dividend increase. The monthly dividends of NXJ, NUJ, NJV, NPY, NXM and NVY remained stable throughout the period, while NPN’s dividend was reduced effective September 2011.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund’s past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of October 31, 2011, all ten Funds in this report had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial reporting purposes.

COMMON SHARE REPURCHASES AND SHARE PRICE INFORMATION

As of October 31, 2011, and since the inception of the Funds’ repurchase programs, the following Funds have cumulatively repurchased and retired common shares as shown in the accompanying table. Since the inception of the Funds’ repurchase programs, NJV, NVY and NPN have not repurchased any of their outstanding common shares.

Fund	Common Shares Repurchased and Retired	% of Outstanding Common Shares
NQJ	30,600	0.1%
NNJ	12,900	0.1%
NXJ	7,200	0.1%
NUJ	2,800	0.1%
NQP	220,600	1.4%
NPY	231,200	1.5%
NXM	10,600	0.3%

During the six-month reporting period, the Funds did not repurchase any of their outstanding common shares.

Nuveen Investments	15

As of October 31, 2011, the Funds’ common share prices were trading at (-) discounts to their common share NAVs as shown in the accompanying table.

Fund	10/31/11 (-)Discount	6-Month Average (-)Discount
NQJ	(-)5.20%	(-)6.66%
NNJ	(-)2.47%	(-)5.39%
NXJ	(-)8.52%	(-)7.87%
NUJ	(-)4.11%	(-)6.57%
NJV	(-)3.55%	(-)6.45%
NQP	(-)4.10%	(-)4.53%
NPY	(-)7.05%	(-)8.18%
NXM	(-)8.91%	(-)8.42%
NVY	(-)7.16%	(-)7.42%
NPN	(-)5.50%	(-)5.49%

16	Nuveen Investments

NQJ	Nuveen New Jersey
Performance	Investment Quality
OVERVIEW	Municipal Fund, Inc.
as of October 31, 2011

Fund Snapshot
Common Share Price	$13.66
Common Share
Net Asset Value (NAV)	$14.41
Premium/(Discount) to NAV	-5.20%
Market Yield	6.19%
Taxable-Equivalent Yield1	9.18%
Net Assets Applicable to
Common Shares ($000)	$294,733

Leverage
Structural Leverage	32.87%
Effective Leverage	34.85%

Average Annual Total Return
(Inception 2/21/91)
	On Share Price	On NAV
6-Month (Cumulative)	11.11%	8.37%
1-Year	-0.93%	3.58%
5-Year	5.44%	4.61%
10-Year	4.88%	5.67%

Portfolio Composition4
(as a % of total investments)
Tax Obligation/Limited	24.7%
Transportation	19.6%
Health Care	14.3%
Education and Civic Organizations	11.4%
U.S. Guaranteed	10.7%
Water and Sewer	4.1%
Housing/Single Family	3.5%
Other	11.7%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2	The Fund paid shareholders a capital gains distribution in December 2010 of $0.0269 per share.
3
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

4	Holdings are subject to change.

Nuveen Investments	17

NNJ	Nuveen New Jersey
Performance	Premium Income
OVERVIEW	Municipal Fund, Inc.
as of October 31, 2011

Fund Snapshot
Common Share Price	$14.62
Common Share
Net Asset Value (NAV)	$14.99
Premium/(Discount) to NAV	-2.47%
Market Yield	5.95%
Taxable-Equivalent Yield1	8.83%
Net Assets Applicable to
Common Shares ($000)	$180,406

Leverage
Structural Leverage	32.94%
Effective Leverage	34.91%

Average Annual Total Return
(Inception 12/17/92)
	On Share Price	On NAV
6-Month (Cumulative)	12.04%	8.42%
1-Year	1.60%	4.01%
5-Year	5.46%	4.79%
10-Year	5.69%	5.51%

Portfolio Composition4
(as a % of total investments)
Tax Obligation/Limited	28.1%
Transportation	16.6%
U.S. Guaranteed	13.8%
Health Care	12.0%
Education and Civic Organizations	11.5%
Tax Obligation/General	4.7%
Other	13.3%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2	The Fund paid shareholders a capital gains distribution in December 2010 of $0.0117 per share.
3
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

4	Holdings are subject to change.

18	Nuveen Investments

NXJ	Nuveen New Jersey
Performance	Dividend Advantage
OVERVIEW	Municipal Fund
as of October 31, 2011

Fund Snapshot
Common Share Price	$13.21
Common Share
Net Asset Value (NAV)	$14.44
Premium/(Discount) to NAV	-8.52%
Market Yield	6.31%
Taxable-Equivalent Yield1	9.36%
Net Assets Applicable to
Common Shares ($000)	$94,854

Leverage
Structural Leverage	32.11%
Effective Leverage	34.12%

Average Annual Total Return
(Inception 3/27/01)
	On Share Price	On NAV
6-Month (Cumulative)	7.58%	9.23%
1-Year	-4.38%	3.68%
5-Year	2.27%	4.50%
10-Year	4.82%	5.93%

Portfolio Composition4
(as a % of total investments)
Tax Obligation/Limited	22.7%
Transportation	16.0%
Water and Sewer	15.4%
Health Care	13.8%
U.S. Guaranteed	7.8%
Education and Civic Organizations	7.7%
Housing/Single Family	3.7%
Other	12.9%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2	The Fund paid shareholders a capital gains distribution in December 2010 of $0.0240 per share.
3
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

4	Holdings are subject to change.

Nuveen Investments	19

NUJ	Nuveen New Jersey
Performance	Dividend Advantage
OVERVIEW	Municipal Fund 2
as of October 31, 2011

Fund Snapshot
Common Share Price	$13.76
Common Share
Net Asset Value (NAV)	$14.35
Premium/(Discount) to NAV	-4.11%
Market Yield	6.24%
Taxable-Equivalent Yield1	9.26%
Net Assets Applicable to
Common Shares ($000)	$64,907

Leverage
Structural Leverage	35.07%
Effective Leverage	36.37%

Average Annual Total Return
(Inception 3/25/02)
	On Share Price	On NAV
6-Month (Cumulative)	13.21%	8.73%
1-Year	-1.93%	3.53%
5-Year	2.80%	4.55%
Since Inception	5.39%	6.20%

Portfolio Composition4
(as a % of total investments)
Tax Obligation/Limited	20.6%
Health Care	18.9%
Transportation	18.0%
Education and Civic Organizations	10.7%
U.S. Guaranteed	8.4%
Long-Term Care	5.9%
Consumer Staples	3.4%
Other	14.1%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2	The Fund paid shareholders a capital gains distribution in December 2010 of $0.0381 per share.
3
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

4	Holdings are subject to change.

20	Nuveen Investments

NJV	Nuveen New Jersey
Performance	Municipal Value
OVERVIEW	Fund
as of October 31, 2011

Fund Snapshot
Common Share Price	$14.96
Common Share
Net Asset Value (NAV)	$15.51
Premium/(Discount) to NAV	-3.55%
Market Yield	5.13%
Taxable-Equivalent Yield1	7.61%
Net Assets Applicable to
Common Shares ($000)	$24,205

Leverage
Structural Leverage	—%
Effective Leverage	5.84%

Average Annual Total Return
(Inception 4/28/09)
	On Share Price	On NAV
6-Month (Cumulative)	11.22%	8.02%
1-Year	0.76%	0.40%
Since Inception	5.09%	8.35%

Portfolio Composition4
(as a % of total investments)
Tax Obligation/Limited	36.3%
Health Care	28.9%
Education and Civic Organizations	8.3%
Transportation	6.0%
Consumer Staples	5.3%
Housing/Multifamily	4.7%
Other	10.5%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2	The Fund paid shareholders a net ordinary income distribution in December 2010 of $0.0246 per share.
3
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

4	Holdings are subject to change.

Nuveen Investments	21

NQP	Nuveen Pennsylvania
Performance	Investment Quality
OVERVIEW	Municipal Fund
as of October 31, 2011

Fund Snapshot
Common Share Price	$14.26
Common Share
Net Asset Value (NAV)	$14.87
Premium/(Discount) to NAV	-4.10%
Market Yield	6.56%
Taxable-Equivalent Yield1	9.40%
Net Assets Applicable to
Common Shares ($000)	$239,116

Leverage
Structural Leverage	32.00%
Effective Leverage	39.04%

Average Annual Total Return
(Inception 2/21/91)
	On Share Price	On NAV
6-Month (Cumulative)	12.51%	8.71%
1-Year	3.11%	4.35%
5-Year	7.02%	4.76%
10-Year	5.17%	5.65%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/General	19.8%
Education and Civic Organizations	19.2%
Health Care	12.1%
U.S. Guaranteed	11.0%
Transportation	10.8%
Housing/Single Family	6.0%
Water and Sewer	5.8%
Utilities	4.0%
Other	11.3%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 30.2%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

22	Nuveen Investments

NPY	Nuveen Pennsylvania
Performance	Premium Income
OVERVIEW	Municipal Fund 2
as of October 31, 2011

Fund Snapshot
Common Share Price	$13.31
Common Share
Net Asset Value (NAV)	$14.32
Premium/(Discount) to NAV	-7.05%
Market Yield	6.31%
Taxable-Equivalent Yield1	9.04%
Net Assets Applicable to
Common Shares ($000)	$223,323

Leverage
Structural Leverage	30.93%
Effective Leverage	36.22%

Average Annual Total Return
(Inception 3/18/93)
	On Share Price	On NAV
6-Month (Cumulative)	11.81%	9.10%
1-Year	-0.27%	4.51%
5-Year	5.90%	4.74%
10-Year	5.69%	5.58%

Portfolio Composition3
(as a % of total investments)
Education and Civic Organizations	17.5%
Health Care	14.5%
Transportation	13.8%
U.S. Guaranteed	13.2%
Tax Obligation/General	10.8%
Water and Sewer	7.2%
Tax Obligation/Limited	5.0%
Housing/Single Family	4.6%
Other	13.4%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 30.2%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

Nuveen Investments	23

NXM	Nuveen Pennsylvania
Performance	Dividend Advantage
OVERVIEW	Municipal Fund
as of October 31, 2011

Fund Snapshot
Common Share Price	$13.40
Common Share
Net Asset Value (NAV)	$14.71
Premium/(Discount) to NAV	-8.91%
Market Yield	6.49%
Taxable-Equivalent Yield1	9.30%
Net Assets Applicable to
Common Shares ($000)	$48,856

Leverage
Structural Leverage	32.19%
Effective Leverage	34.73%

Average Annual Total Return
(Inception 3/27/01)
	On Share Price	On NAV
6-Month (Cumulative)	7.71%	8.24%
1-Year	-4.18%	3.33%
5-Year	2.76%	4.64%
10-Year	5.60%	6.06%

Portfolio Composition4
(as a % of total investments)
Education and Civic Organizations	17.0%
Long-Term Care	13.9%
Health Care	12.7%
Tax Obligation/General	11.4%
Tax Obligation/Limited	9.5%
Transportation	8.6%
U.S. Guaranteed	7.4%
Housing/Single Family	5.0%
Other	14.5%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 30.2%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2	The Fund paid shareholders a capital gains distribution in December 2010 of $0.0486 per share.
3
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

4	Holdings are subject to change.

24	Nuveen Investments

NVY	Nuveen Pennsylvania
Performance	Dividend Advantage
OVERVIEW	Municipal Fund 2
as of October 31, 2011

Fund Snapshot
Common Share Price	$13.48
Common Share
Net Asset Value (NAV)	$14.52
Premium/(Discount) to NAV	-7.16%
Market Yield	6.63%
Taxable-Equivalent Yield1	9.50%
Net Assets Applicable to
Common Shares ($000)	$54,102

Leverage
Structural Leverage	31.21%
Effective Leverage	36.36%

Average Annual Total Return
(Inception 3/25/02)
	On Share Price	On NAV
6-Month (Cumulative)	7.17%	6.34%
1-Year	-3.58%	2.35%
5-Year	3.72%	4.50%
Since Inception	5.17%	6.16%

Portfolio Composition4
(as a % of total investments)
Tax Obligation/General	17.7%
Tax Obligation/Limited	14.8%
U.S. Guaranteed	11.5%
Education and Civic Organizations	11.2%
Health Care	9.7%
Transportation	7.9%
Water and Sewer	7.3%
Long-Term Care	6.5%
Other	13.4%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 30.2%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2	The Fund paid shareholders a capital gains distribution in December 2010 of $0.0480 per share.
3
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

4	Holdings are subject to change.

Nuveen Investments	25

NPN	Nuveen Pennsylvania
Performance	Municipal Value Fund
OVERVIEW
as of October 31, 2011

Fund Snapshot
Common Share Price	$14.77
Common Share
Net Asset Value (NAV)	$15.63
Premium/(Discount) to NAV	-5.50%
Market Yield	5.00%
Taxable-Equivalent Yield1	7.16%
Net Assets Applicable to
Common Shares ($000)	$19,059

Leverage
Structural Leverage	—%
Effective Leverage	10.56%

Average Annual Total Return
(Inception 4/28/09)
	On Share Price	On NAV
6-Month (Cumulative)	8.54%	8.27%
1-Year	-0.32%	3.78%
Since Inception	4.43%	8.66%

Portfolio Composition3
(as a % of total investments)
Health Care	25.7%
Tax Obligation/Limited	18.7%
Water and Sewer	16.3%
Education and Civic Organizations	10.3%
Transportation	5.9%
Housing/Multifamily	4.7%
Housing/Single Family	4.4%
Other	14.0%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 30.2%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

26	Nuveen Investments

Nuveen New Jersey Investment Quality Municipal Fund, Inc.
NQJ	Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$800	5.000%, 1/01/32	1/15 at 100.00	B3	$482,880
690	5.125%, 1/01/37	1/15 at 100.00	B3	416,381
1,490	Total Consumer Discretionary			899,261
	Consumer Staples – 4.8% (3.2% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
2,950	4.500%, 6/01/23	6/17 at 100.00	BBB	2,687,775
12,105	4.750%, 6/01/34	6/17 at 100.00	BB+	8,135,407
4,820	5.000%, 6/01/41	6/17 at 100.00	BB–	3,209,301
19,875	Total Consumer Staples			14,032,483
	Education and Civic Organizations – 16.9% (11.4% of Total Investments)
1,000	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005, 5.000%, 12/01/24 – AMBAC Insured	6/15 at 100.00	N/R	1,015,480
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2002D, 5.250%, 7/01/32 – ACA Insured	7/13 at 100.00	N/R	1,919,480
500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23	7/14 at 100.00	N/R	509,755
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series 2007D, 5.000%, 7/01/27	7/17 at 100.00	BBB+	1,011,490
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
3,555	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A2	3,645,510
2,295	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A2	2,359,214
120	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/22 – NPFG Insured	7/14 at 100.00	A1	124,855
1,225	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F, 5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	A1	1,340,848
2,770	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2006A, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	A1	2,828,142
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology, Series 2004B:
1,260	5.000%, 7/01/19 – AMBAC Insured	1/14 at 100.00	A+	1,309,606
2,510	4.750%, 7/01/20 – AMBAC Insured	1/14 at 100.00	A+	2,582,213
185	4.250%, 7/01/24 – AMBAC Insured	1/14 at 100.00	A+	186,325
1,500	New Jersey Educational Facilities Authority, Revenue Bonds, Passaic County Community College, Series 2010C, 5.250%, 7/01/32	7/20 at 100.00	A2	1,580,460
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender Option Bond Trust 3922, 13.541%, 7/01/19 (IF)	No Opt. Call	AAA	2,661,960
1,495	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004H, 5.000%, 7/01/16 – FGIC Insured	7/14 at 100.00	A2	1,608,635
610	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A, 5.500%, 7/01/23 – RAAI Insured	7/14 at 100.00	BBB+	632,033
510	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2007C, 5.000%, 7/01/37 – RAAI Insured	7/12 at 100.00	BBB+	502,350
1,430	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series 2004A, 5.125%, 7/01/21 – FGIC Insured	7/14 at 100.00	A1	1,477,362
1,050	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series 2002A, 5.000%, 7/01/17 – RAAI Insured	7/12 at 100.00	BBB+	1,063,787
450	New Jersey Higher Education Assistance Authority Student Loan Revenue Bonds Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aa3	460,373

Nuveen Investments	27

Nuveen New Jersey Investment Quality Municipal Fund, Inc. (continued)
NQJ	Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A, 6.125%, 6/01/17 – NPFG Insured (Alternative Minimum Tax)	12/11 at 100.00	Aaa	$2,005,140
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)	6/18 at 100.00	AA+	2,087,760
720	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A, 5.000%, 12/01/25	12/19 at 100.00	AA	744,386
875	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.750%, 12/01/27 (Alternative Minimum Tax)	12/21 at 100.00	Aa3	906,448
950	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust PA-4643, 19.707%, 6/01/30 (IF) (4)	6/19 at 100.00	AA	1,183,092
4,235	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001, 5.250%, 9/01/21	3/12 at 100.00	BBB	4,237,414
	University of Medicine and Dentistry of New Jersey, Certificates of Participation, Child Health Institute, LLC, Series 2003:
1,945	5.000%, 4/15/20 – AMBAC Insured	4/13 at 100.00	BBB+	1,981,449
1,370	5.000%, 4/15/22 – AMBAC Insured	4/13 at 100.00	BBB+	1,389,714
	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A:
2,100	5.000%, 12/01/24 – AMBAC Insured	12/12 at 100.00	Baa1	2,115,645
4,000	5.500%, 12/01/27 – AMBAC Insured	12/12 at 100.00	Baa1	4,034,200
290	5.000%, 12/01/31 – AMBAC Insured	12/12 at 100.00	Baa1	290,064
47,950	Total Education and Civic Organizations			49,795,190
	Financials – 1.7% (1.1% of Total Investments)
5,000	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	4,929,300
	Health Care – 21.1% (14.3% of Total Investments)
1,000	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34	8/14 at 100.00	BBB	961,670
2,200	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2005A, 5.000%, 2/15/25	2/15 at 100.00	BBB	2,075,282
1,920	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	7/18 at 100.00	A1	1,957,478
5,750	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds, Jersey City Medical Center, Series 2001, 5.000%, 8/01/41 – AMBAC Insured	2/12 at 100.00	N/R	5,656,793
1,175	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Tender Option Bond Trust 3018, 19.521%, 7/01/38 – AGC Insured (IF)	7/19 at 100.00	AA–	1,406,663
1,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.250%, 7/01/35	7/21 at 100.00	BBB–	1,018,400
2,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	7/18 at 100.00	BBB–	1,918,340
3,750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional Medical Center, Series 2007, 5.000%, 7/01/37	7/17 at 100.00	A+	3,765,338
1,265	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured	7/17 at 100.00	Aa3	1,298,472
400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.500%, 7/01/36	7/15 at 100.00	Baa3	384,580
695	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006B, 5.000%, 7/01/36	7/16 at 100.00	A–	666,894
615	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006, 5.125%, 7/01/35	7/16 at 100.00	A–	602,565
2,990	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group, Series 2001, 5.500%, 7/01/21	1/12 at 100.00	A2	2,992,093

28	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$3,535	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Series 1999, 5.250%, 7/01/29 – AGM Insured	1/12 at 100.00	AA+	$3,536,838
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care Corporation, Series 2005B:
1,495	5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	N/R	1,446,024
1,600	5.000%, 7/01/35 – RAAI Insured	7/15 at 100.00	N/R	1,439,056
3,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37 (WI/DD, Settling 11/10/11)	7/21 at 100.00	BBB	3,151,215
1,885	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Series 2006A, 5.000%, 7/01/29	1/17 at 100.00	BBB	1,804,869
2,300	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	2,302,783
2,850	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health System, Series 2003, 5.000%, 7/01/23 – RAAI Insured	7/13 at 100.00	N/R	2,523,105
3,300	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Ba2	2,580,567
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Refunding Series 2006:
670	5.000%, 7/01/25	7/16 at 100.00	A2	684,485
4,410	5.000%, 7/01/36	7/16 at 100.00	A2	4,357,345
1,295	5.000%, 7/01/46	7/16 at 100.00	A2	1,266,523
3,135	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community Hospital, Series 2002, 5.125%, 7/01/32 – RAAI Insured	1/12 at 100.00	N/R	2,635,814
2,605	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, St. Barnabas Healthcare System – West Hudson Hospital Obligated Group, Series 1998A, 5.000%, 7/01/23 – NPFG Insured	1/12 at 100.00	Baa1	2,605,078
3,585	New Jersey Health Facilities Financing Authority, Revenue Bonds, Meridian Health, Series 2007-I, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AA+	3,640,603
3,500	Newark, New Jersey, GNMA Collateralized Healthcare Facility Revenue Bonds, New Community Urban Renewal Corporation, Series 2001A, 5.200%, 6/01/30	6/12 at 102.00	Aaa	3,595,095
64,085	Total Health Care			62,273,968
	Housing/Multifamily – 1.9% (1.3% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
1,830	5.750%, 6/01/31	6/20 at 100.00	Baa3	1,862,117
1,050	5.875%, 6/01/42	6/20 at 100.00	Baa3	1,060,857
2,743	Newark Housing Authority, New Jersey, GNMA Collateralized Housing Revenue Bonds, Fairview Apartments Project, Series 2000A, 6.400%, 10/20/34 (Alternative Minimum Tax)	4/12 at 100.00	Aaa	2,745,809
5,623	Total Housing/Multifamily			5,668,783
	Housing/Single Family – 5.2% (3.5% of Total Investments)
10,000	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds, Series 2011A, 4.450%, 10/01/25	10/21 at 100.00	Aa1	10,310,300
90	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series 2000CC, 5.875%, 10/01/31 – NPFG Insured (Alternative Minimum Tax)	4/12 at 100.00	Aaa	90,066
335	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	AA	327,861
2,260	Puerto Rico Housing Finance Corporation, Mortgage-Backed Securities Home Mortgage Revenue Bonds, Series 2001A, 5.200%, 12/01/33	12/11 at 100.00	Aaa	2,261,220
2,260	Puerto Rico Housing Finance Corporation, Mortgage-Backed Securities Home Mortgage Revenue Bonds, Series 2001B, 5.300%, 12/01/28 (Alternative Minimum Tax)	12/11 at 100.00	Aaa	2,260,859
14,945	Total Housing/Single Family			15,250,306

Nuveen Investments	29

Nuveen New Jersey Investment Quality Municipal Fund, Inc. (continued)
NQJ	Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care – 2.7% (1.9% of Total Investments)
$1,870	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	$1,584,806
1,125	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at Wards Homestead, Series 2004A, 5.750%, 11/01/24	11/14 at 100.00	N/R	1,122,255
2,670	New Jersey Economic Development Authority, GNMA Collateralized Mortgage Revenue Bonds, Victoria Health Corporation, Series 2001A, 5.200%, 12/20/36	12/11 at 103.00	Aaa	2,700,972
595	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2001, 5.875%, 6/01/18	6/13 at 100.00	A–	607,929
1,100	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2002, 5.250%, 6/01/32	6/13 at 102.00	A–	1,106,545
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, House of the Good Shepherd Obligated Group, Series 2001, 5.100%, 7/01/21 – RAAI Insured	1/12 at 100.00	N/R	894,090
8,360	Total Long-Term Care			8,016,597
	Tax Obligation/General – 3.2% (2.2% of Total Investments)
4,300	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 – AMBAC Insured	9/16 at 100.00	A2	4,567,632
930	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010, 5.000%, 8/01/27	8/20 at 100.00	AA	1,036,913
	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004:
1,690	5.000%, 9/01/16 – AMBAC Insured	9/14 at 100.00	A–	1,793,614
1,865	4.750%, 9/01/18 – AMBAC Insured	9/14 at 100.00	A–	1,949,074
8,785	Total Tax Obligation/General			9,347,233
	Tax Obligation/Limited – 36.5% (24.7% of Total Investments)
1,775	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	2,179,114
1,965	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aa2	2,275,352
2,650	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005C, 5.125%, 11/01/18 – AGM Insured	No Opt. Call	AAA	3,179,815
	Gloucester County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2005A:
1,000	5.000%, 9/01/21 – NPFG Insured	9/15 at 100.00	AA+	1,086,420
1,420	5.000%, 9/01/22 – NPFG Insured	9/15 at 100.00	AA+	1,534,253
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County Services Building Project, Series 2005:
1,090	5.000%, 4/01/25 – AMBAC Insured	4/15 at 100.00	AA–	1,139,508
2,525	5.000%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AA–	2,584,944
1,445	Lower Township Municipal Utilities Authority, Cape May County, New Jersey, Revenue Bonds, Series 2003D, 5.000%, 12/01/16 – FGIC Insured	No Opt. Call	N/R	1,508,566
5,700	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/26	6/16 at 100.00	A+	5,902,797
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
1,965	5.500%, 6/15/24	6/12 at 100.00	BBB	1,940,261
2,500	5.750%, 6/15/29	6/14 at 100.00	BBB	2,445,675
5,750	5.750%, 6/15/34	6/14 at 100.00	BBB	5,450,425
4,675	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project, Series 2005C, 5.000%, 3/01/27 – AGM Insured	3/15 at 100.00	AA+	4,817,073
5,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/15 – NPFG Insured	7/14 at 100.00	A	5,433,400
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management Corporation Project, Series 2007:
205	5.125%, 6/15/27	6/17 at 100.00	Baa3	197,413
345	5.125%, 6/15/37	6/17 at 100.00	Baa3	316,251

30	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2007U:
$1,965	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A+	$2,020,374
3,930	5.000%, 9/01/37	9/17 at 100.00	A+	4,040,747
1,925	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Refunding Series 2005A, 5.000%, 9/01/15 – AGM Insured	No Opt. Call	AA+	2,135,903
2,500	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services – Greystone Park Psychiatric Hospital, Series 2003, 5.000%, 9/15/25	9/13 at 100.00	A+	2,532,150
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services – Greystone Park Psychiatric Hospital, Series 2005:
2,885	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	A+	3,102,010
4,455	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	A+	4,602,639
850	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2008A, 5.250%, 10/01/38	10/18 at 100.00	A+	864,493
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds, Series 2006:
1,075	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	Aa3	1,193,884
1,900	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	Aa3	2,088,822
12,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	A+	3,972,960
4,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	A+	5,016,982
4,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.500%, 12/15/16 – NPFG Insured	No Opt. Call	A+	4,842,096
3,890	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D, 5.000%, 6/15/19 – AGM Insured	6/15 at 100.00	AA+	4,221,428
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
10,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA–	2,945,100
15,355	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	4,263,316
15,310	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA–	3,993,614
2,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A, 5.000%, 12/15/26 – AMBAC Insured	12/17 at 100.00	A+	2,681,450
4,100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	A+	4,488,024
1,625	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Project, Series 2005, 5.000%, 5/01/30 – AMBAC Insured	5/15 at 100.00	Aa3	1,663,448
1,315	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	BBB+	1,158,699
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 6.000%, 8/01/39	8/20 at 100.00	A+	2,178,620
1,650	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	1,653,993
139,740	Total Tax Obligation/Limited			107,652,019
	Transportation – 29.0% (19.6% of Total Investments)
2,250	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	6/15 at 100.00	A–	2,309,445
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
2,000	5.000%, 1/01/25 – NPFG Insured	1/15 at 100.00	A1	2,079,040
4,050	5.000%, 1/01/26 – NPFG Insured	1/15 at 100.00	A1	4,196,570
1,500	5.000%, 1/01/27 – NPFG Insured	1/15 at 100.00	A1	1,554,285
	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E:
1,000	5.000%, 1/01/40 – AGM Insured	1/20 at 100.00	AA+	1,034,830
3,300	5.000%, 1/01/40	1/20 at 100.00	A–	3,403,554

Nuveen Investments	31

Nuveen New Jersey Investment Quality Municipal Fund, Inc. (continued)
NQJ	Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$2,960	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2001A, 5.200%, 1/01/27 – AGM Insured	1/12 at 100.00	AA+	$2,967,015
3,000	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991, 7.100%, 11/01/31 (Alternative Minimum Tax) (5)	5/12 at 100.00	CCC+	1,654,950
3,405	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured	9/15 at 100.00	A1	3,608,347
160	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	188,747
9,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	10,055,560
1,265	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA+	1,460,797
4,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	4,192,280
1,260	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42	5/20 at 100.00	Aa3	1,327,284
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
7,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	7,403,830
3,000	5.000%, 12/01/34	No Opt. Call	Aa2	3,136,920
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.544%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	Aa2	1,226,880
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Thirty-Fourth Series 2004, 5.000%, 7/15/34	1/14 at 101.00	Aa2	2,066,680
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twenty-Fifth Series 2002:
2,280	5.000%, 10/15/26 – AGM Insured	4/12 at 101.00	AA+	2,339,782
5,000	5.000%, 4/15/32 – AGM Insured	4/12 at 101.00	AA+	5,073,650
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
3,500	7.000%, 12/01/12 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	Baa1	3,625,930
6,605	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/11 at 100.00	Baa1	6,560,350
12,130	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/11 at 100.00	Baa1	11,849,312
2,000	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series 2002K, 5.100%, 1/01/33	1/13 at 100.00	A–	2,013,480
84,165	Total Transportation			85,329,518
	U.S. Guaranteed – 15.7% (10.7% of Total Investments) (6)
2,500	Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic Project, Series 2002, 6.000%, 9/15/27 (Pre-refunded 9/01/12)	9/12 at 101.00	N/R (6)	2,639,475
	Middlesex County Improvement Authority, New Jersey, County Guaranteed Open Space Trust Fund Revenue Bonds, Series 2003:
1,000	5.250%, 9/15/16 (Pre-refunded 9/15/13)	9/13 at 100.00	AAA	1,089,560
2,000	5.250%, 9/15/18 (Pre-refunded 9/15/13)	9/13 at 100.00	AAA	2,179,120
1,500	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2003D, 5.250%, 7/01/20 (Pre-refunded 7/01/13) – FGIC Insured	7/13 at 100.00	A2 (6)	1,621,380
1,925	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B, 5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured	7/16 at 100.00	A– (6)	2,260,297
1,380	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/22 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A2 (6)	1,542,398
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F:
2,000	5.000%, 7/01/18 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (6)	2,296,260
1,175	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (6)	1,349,053
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey City University, Series 2002A, 5.000%, 7/01/32 (Pre-refunded 7/01/12) – AMBAC Insured	7/12 at 100.00	A2 (6)	2,062,480

32	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$1,300	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2003I, 5.125%, 7/01/21 (Pre-refunded 7/01/13) – FGIC Insured	7/13 at 100.00	A+ (6)	$1,402,492
	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C:
1,195	5.000%, 7/01/20 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A+ (6)	1,331,684
1,875	5.000%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A+ (6)	2,089,463
2,840	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System Obligated Group, Series 2003A, 5.375%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (6)	3,051,438
7,860	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Series 2002, 5.875%, 7/01/21 (Pre-refunded 7/01/12)	7/12 at 100.00	A2 (6)	8,154,593
1,690	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital, Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)	No Opt. Call	N/R (6)	2,042,010
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
170	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (6)	207,167
55	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (6)	67,025
2,505	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (6)	2,778,070
1,250	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured	1/14 at 100.00	AA– (6)	1,373,363
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002:
820	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	846,347
3,000	6.000%, 6/01/37 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	3,100,740
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003:
125	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	129,289
2,625	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	2,836,916
42,790	Total U.S. Guaranteed			46,450,620
	Utilities – 2.6% (1.8% of Total Investments)
2,055	Mercer County Improvement Authority, New Jersey, Solid Waste Revenue Bonds, Regional Sludge Project, Series 2003, 5.000%, 12/15/14 – FGIC Insured	12/13 at 100.00	AA+	2,223,078
2,500	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Refunding Bonds, PSEG Power LLC Project, Series 2001A, 5.750%, 4/01/31 (Alternative Minimum Tax)	4/12 at 101.00	Baa1	2,528,750
3,000	Union County Utilities Authority, New Jersey, Solid Waste Facility Senior Lien Revenue Bonds, Ogden Martin Systems of Union Inc., Series 1998A, 5.000%, 6/01/23 – AMBAC Insured (Alternative Minimum Tax)	12/11 at 100.00	AA–	3,000,990
7,555	Total Utilities			7,752,818
	Water and Sewer – 6.1% (4.1% of Total Investments)
2,785	Jersey City Municipal Utilities Authority, Hudson County, New Jersey, Sewer Revenue Bonds, Series 2001A-2, 5.200%, 7/15/21 – FGIC Insured (Alternative Minimum Tax)	1/12 at 100.00	BBB	2,787,284
	Lacey Municipal Utilities Authority, Ocean County, New Jersey, Water Revenue Bonds, Series 2003B:
1,750	5.000%, 12/01/17 – FGIC Insured	12/13 at 100.00	N/R	1,831,918
1,835	5.000%, 12/01/18 – FGIC Insured	12/13 at 100.00	N/R	1,928,787
1,000	5.000%, 12/01/19 – FGIC Insured	12/13 at 100.00	N/R	1,036,120
3,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)	5/20 at 100.00	A	3,179,880
1,080	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)	11/20 at 100.00	A	1,102,086

Nuveen Investments	33

Nuveen New Jersey Investment Quality Municipal Fund, Inc. (continued)
NQJ	Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A:
$3,000	5.250%, 8/01/16 – FGIC Insured	8/12 at 100.00	N/R	$3,069,840
3,000	5.250%, 8/01/18 – FGIC Insured	8/12 at 100.00	N/R	3,057,030
17,450	Total Water and Sewer			17,992,945
$467,813	Total Investments (cost $430,499,359) – 147.7%			435,391,041
	Variable Rate Demand Preferred Shares, at Liquidation Value – (49.0)% (7)			(144,300,000)
	Other Assets Less Liabilities – 1.3%			3,642,018
	Net Assets Applicable to Common Shares – 100%			$294,733,059

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.1%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

34	Nuveen Investments

Nuveen New Jersey Premium Income Municipal Fund, Inc.
NNJ	Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$480	5.000%, 1/01/32	1/15 at 100.00	B3	$289,728
415	5.125%, 1/01/37	1/15 at 100.00	B3	250,432
895	Total Consumer Discretionary			540,160
	Consumer Staples – 4.1% (2.8% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
770	4.500%, 6/01/23	6/17 at 100.00	BBB	701,555
7,620	4.750%, 6/01/34	6/17 at 100.00	BB+	5,121,172
2,345	5.000%, 6/01/41	6/17 at 100.00	BB–	1,561,371
10,735	Total Consumer Staples			7,384,098
	Education and Civic Organizations – 16.8% (11.5% of Total Investments)
1,125	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005, 5.000%, 12/01/24 – AMBAC Insured	6/15 at 100.00	N/R	1,142,415
500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2002D, 5.250%, 7/01/32 – ACA Insured	7/13 at 100.00	N/R	479,870
300	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23	7/14 at 100.00	N/R	305,853
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
2,090	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A2	2,143,211
3,350	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A2	3,443,733
100	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/19 – NPFG Insured	7/14 at 100.00	A1	105,640
970	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2006A, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	A1	990,360
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology, Series 2004B:
1,375	5.000%, 7/01/18 – AMBAC Insured	1/14 at 100.00	A+	1,435,899
725	5.000%, 7/01/19 – AMBAC Insured	1/14 at 100.00	A+	753,543
1,530	4.750%, 7/01/20 – AMBAC Insured	1/14 at 100.00	A+	1,574,018
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Passaic County Community College, Series 2010C, 5.375%, 7/01/41	7/20 at 100.00	A2	1,050,800
1,335	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender Option Bond Trust 3922, 13.541%, 7/01/19 (IF)	No Opt. Call	AAA	1,776,858
	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004H:
1,640	5.000%, 7/01/18 – FGIC Insured	7/14 at 100.00	A2	1,738,318
1,040	5.000%, 7/01/23 – FGIC Insured	7/14 at 100.00	A2	1,075,984
300	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A, 5.500%, 7/01/23 – RAAI Insured	7/14 at 100.00	BBB+	310,836
270	New Jersey Higher Education Assistance Authority Student Loan Revenue Bonds Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aa3	276,224
1,405	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 1999A, 5.250%, 6/01/18 – NPFG Insured (Alternative Minimum Tax)	12/11 at 100.00	A	1,407,009
985	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A, 6.000%, 6/01/15 – NPFG Insured (Alternative Minimum Tax)	12/11 at 100.00	Aaa	987,955
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)	6/18 at 100.00	AA+	2,087,760
450	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A, 5.000%, 12/01/25	12/19 at 100.00	AA	465,242
350	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.750%, 12/01/27 (Alternative Minimum Tax)	12/21 at 100.00	Aa3	362,579

Nuveen Investments	35

Nuveen New Jersey Premium Income Municipal Fund, Inc. (continued)
NNJ	Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$550	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust PA-4643, 19.707%, 6/01/30 (IF) (4)	6/19 at 100.00	AA	$684,948
2,025	University of Medicine and Dentistry of New Jersey, Certificates of Participation, Child Health Institute, LLC, Series 2003, 5.000%, 4/15/21 – AMBAC Insured	4/13 at 100.00	BBB+	2,058,089
1,000	University of Medicine and Dentistry of New Jersey, Certificates of Participation, University Housing Associates, LLC, Series 2004, 5.000%, 6/15/29 – NPFG Insured	6/14 at 100.00	BBB+	1,006,900
2,750	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A, 5.000%, 12/01/31 – AMBAC Insured	12/12 at 100.00	Baa1	2,750,605
29,165	Total Education and Civic Organizations			30,414,649
	Financials – 0.8% (0.6% of Total Investments)
1,500	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	1,478,790
	Health Care – 17.6% (12.0% of Total Investments)
25	Camden County Improvement Authority, New Jersey, Healthcare Revenue Bonds, Cooper Health System, Series 2005B, 5.250%, 2/15/27	2/15 at 100.00	BBB	23,689
620	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34	8/14 at 100.00	BBB	596,235
710	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2005A, 5.000%, 2/15/25	2/15 at 100.00	BBB	669,750
1,120	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	7/18 at 100.00	A1	1,141,862
695	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Tender Option Bond Trust 3018, 19.521%, 7/01/38 – AGC Insured (IF)	7/19 at 100.00	AA–	832,026
	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
1,150	6.000%, 7/01/26	7/21 at 100.00	BBB–	1,175,691
1,000	6.250%, 7/01/35	7/21 at 100.00	BBB–	1,018,400
1,615	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional Medical Center, Series 2007, 5.000%, 7/01/37	7/17 at 100.00	A+	1,621,605
240	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.500%, 7/01/36	7/15 at 100.00	Baa3	230,748
700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006B, 5.000%, 7/01/36	7/16 at 100.00	A–	671,692
375	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006, 5.125%, 7/01/35	7/16 at 100.00	A–	367,418
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group, Series 2001, 5.625%, 7/01/31	1/12 at 100.00	A2	3,499,720
1,700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Series 1999, 5.625%, 7/01/12 – AGM Insured	1/11 at 100.00	AA+	1,706,426
465	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center of New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31	7/12 at 101.00	BB+	447,809
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care Corporation, Series 2005B, 5.000%, 7/01/35 – RAAI Insured	7/15 at 100.00	N/R	899,410
1,790	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37 (WI/DD, Settling 11/10/11)	7/21 at 100.00	BBB	1,785,024
1,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Series 2006A, 5.000%, 7/01/29	1/17 at 100.00	BBB	1,110,688
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	1,501,815
1,675	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health System, Series 2003, 5.000%, 7/01/23 – RAAI Insured	7/13 at 100.00	N/R	1,482,878
2,010	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Ba2	1,571,800

36	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Refunding Series 2006:
$1,250	5.000%, 7/01/36	7/16 at 100.00	A2	$1,235,075
1,155	5.000%, 7/01/46	7/16 at 100.00	A2	1,129,602
630	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Atlantic City Medical Center, Series 2002, 5.750%, 7/01/25	7/12 at 100.00	A+	637,226
1,710	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community Hospital, Series 2002, 5.000%, 7/01/22 – RAAI Insured	1/12 at 100.00	N/R	1,598,303
2,150	New Jersey Health Facilities Financing Authority, Revenue Bonds, Meridian Health, Series 2007-I, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AA+	2,183,347
2,650	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products Corporation, Series 1983A, 5.100%, 12/01/18	12/11 at 100.00	A1	2,660,017
32,595	Total Health Care			31,798,256
	Housing/Multifamily – 3.6% (2.4% of Total Investments)
340	Essex County Improvement Authority, New Jersey, FNMA Enhanced Multifamily Revenue Bonds, Mount Carmel Towers, Series 2002, 4.750%, 11/01/22 (Alternative Minimum Tax)	11/12 at 100.00	Aaa	341,632
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
1,100	5.750%, 6/01/31	6/20 at 100.00	Baa3	1,119,305
550	5.875%, 6/01/42	6/20 at 100.00	Baa3	555,687
4,445	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 1997A, 5.550%, 5/01/27 – AMBAC Insured (Alternative Minimum Tax)	5/12 at 100.00	A+	4,444,867
6,435	Total Housing/Multifamily			6,461,491
	Housing/Single Family – 2.6% (1.7% of Total Investments)
4,000	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds, Series 2011A, 4.650%, 10/01/29	10/21 at 100.00	Aa1	4,081,520
575	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	AA	562,747
4,575	Total Housing/Single Family			4,644,267
	Long-Term Care – 1.5% (1.0% of Total Investments)
1,095	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	928,002
750	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at Wards Homestead, Series 2004A, 5.800%, 11/01/31	11/14 at 100.00	N/R	742,043
1,000	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2001, 5.500%, 6/01/21	6/13 at 100.00	A–	1,018,180
2,845	Total Long-Term Care			2,688,225
	Tax Obligation/General – 7.0% (4.7% of Total Investments)
2,250	Freehold Regional High School District, Monmouth County Board of Education, New Jersey, School District Refunding Bonds, Series 2001, 5.000%, 3/01/17 – FGIC Insured	No Opt. Call	AA	2,617,898
2,500	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 – AMBAC Insured	9/16 at 100.00	A2	2,655,600
555	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010, 5.000%, 8/01/27	8/20 at 100.00	AA	618,803
1,560	New Jersey, General Obligation Bonds, Series 1992D, 6.000%, 2/15/13	No Opt. Call	AA–	1,667,749
1,295	Passaic County, New Jersey, General Improvement Refunding Bonds, Series 1993, 5.125%, 9/01/12 – FGIC Insured	No Opt. Call	Aa3	1,331,519
1,485	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds, Series 2005, 5.250%, 1/01/27 – AGM Insured	No Opt. Call	Aa3	1,789,722

Nuveen Investments	37

Nuveen New Jersey Premium Income Municipal Fund, Inc. (continued)
NNJ	Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,780	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004, 4.750%, 9/01/17 – AMBAC Insured	9/14 at 100.00	A–	$1,873,254
11,425	Total Tax Obligation/General			12,554,545
	Tax Obligation/Limited – 41.4% (28.1% of Total Investments)
1,000	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	1,227,670
5,385	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%, 12/15/19 – AGM Insured	12/13 at 100.00	Aa2	5,794,582
1,155	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aa2	1,337,421
3,000	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2003B, 0.000%, 11/01/25 – AGM Insured	No Opt. Call	AAA	1,619,580
1,225	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005C, 5.125%, 11/01/18 – AGM Insured	No Opt. Call	AAA	1,469,914
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County Services Building Project, Series 2005:
1,185	5.000%, 4/01/25 – AMBAC Insured	4/15 at 100.00	AA–	1,238,823
2,755	5.000%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AA–	2,820,404
3,450	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/25	6/16 at 100.00	A+	3,584,516
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
1,155	5.500%, 6/15/24	6/12 at 100.00	BBB	1,140,459
500	5.750%, 6/15/29	6/14 at 100.00	BBB	489,135
1,600	5.500%, 6/15/31	6/14 at 100.00	BBB	1,492,640
2,540	5.750%, 6/15/34	6/14 at 100.00	BBB	2,407,666
3,200	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/15 – NPFG Insured	7/14 at 100.00	A	3,477,376
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management Corporation Project, Series 2007:
120	5.125%, 6/15/27	6/17 at 100.00	Baa3	115,559
205	5.125%, 6/15/37	6/17 at 100.00	Baa3	187,917
	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2007U:
1,155	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A+	1,187,548
2,310	5.000%, 9/01/37	9/17 at 100.00	A+	2,375,096
2,720	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services – Greystone Park Psychiatric Hospital, Series 2003, 5.000%, 9/15/25	9/13 at 100.00	A+	2,754,979
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services – Greystone Park Psychiatric Hospital,
	Series 2005:
2,615	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	A+	2,701,661
3,000	5.000%, 9/15/28 – AMBAC Insured	9/15 at 100.00	A+	3,055,260
505	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2008A, 5.250%, 10/01/38	10/18 at 100.00	A+	513,610
1,500	New Jersey Sports and Exposition Authority, Convention Center Luxury Tax Bonds, Series 2004, 5.500%, 3/01/22 – NPFG Insured	No Opt. Call	Baa1	1,691,535
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds, Series 2006:
400	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	Aa3	444,236
715	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	Aa3	786,057
12,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	A+	3,972,960
1,700	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	A+	1,983,458
2,600	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.500%, 12/15/16 – NPFG Insured	No Opt. Call	A+	2,997,488

38	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B, 5.250%, 12/15/18 – FGIC Insured	12/15 at 100.00	A+	$2,214,260
1,110	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D, 5.000%, 6/15/19 – AGM Insured	6/15 at 100.00	AA+	1,204,572
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
6,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA–	1,767,060
12,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	3,331,800
4,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA–	1,043,400
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A, 5.000%, 12/15/26 – AMBAC Insured	12/17 at 100.00	A+	4,290,320
800	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	A+	875,712
780	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	BBB+	687,289
2,745	Union County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Plainfield Park Madison Redevelopment Project, Series 2003, 5.000%, 3/01/34 – AGM Insured	3/13 at 100.00	Aaa	2,845,412
2,445	Union County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Series 2003, 5.000%, 6/15/23	6/13 at 100.00	Aa1	2,584,243
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	1,002,420
96,575	Total Tax Obligation/Limited			74,714,038
	Transportation – 24.4% (16.6% of Total Investments)
2,750	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	6/15 at 100.00	A–	2,822,655
2,500	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005, 5.000%, 1/01/27 – NPFG Insured	1/15 at 100.00	A1	2,590,475
500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40	1/20 at 100.00	A–	515,690
3,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured	No Opt. Call	Aa3	3,300,690
1,875	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured	9/15 at 100.00	A1	1,986,975
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
565	6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	666,514
345	6.500%, 1/01/16 – AMBAC Insured	No Opt. Call	A3	406,531
5,750	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	6,086,259
2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	2,620,175
240	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42	5/20 at 100.00	Aa3	252,816
2,750	Passaic County Improvement Authority, New Jersey, Revenue Bonds, Paterson Parking Deck Facility, Series 2005, 5.000%, 4/15/35 – AGM Insured	4/15 at 100.00	Aa3	2,821,363
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
4,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	4,230,760
3,000	5.000%, 12/01/34	No Opt. Call	Aa2	3,136,920
585	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.544%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	Aa2	717,725
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Thirty-Fourth Series 2004, 5.000%, 7/15/34	1/14 at 101.00	Aa2	1,033,340
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twenty-Fifth Series 2002, 5.000%, 4/15/32 – AGM Insured	4/12 at 101.00	AA+	2,029,460
8,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/11 at 100.00	Baa1	7,945,915

Nuveen Investments	39

Nuveen New Jersey Premium Income Municipal Fund, Inc. (continued)
NNJ	Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$850	Trenton Parking Authority, Mercer County, New Jersey, Guaranteed Parking System Revenue Bonds, Series 2003, 5.000%, 10/01/24 – FGIC Insured	10/13 at 100.00	A3	$863,184
42,210	Total Transportation			44,027,447
	U.S. Guaranteed – 20.3% (13.8% of Total Investments) (5)
2,075	Egg Harbor Township School District, Atlantic County, New Jersey, General Obligation Bonds, Series 2005, 5.000%, 4/01/27 (Pre-refunded 4/01/15) – NPFG Insured	4/15 at 100.00	Aa2 (5)	2,365,874
130	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%, 12/15/19 (Pre-refunded 12/15/13) – AGM Insured	12/13 at 100.00	Aa2 (5)	142,688
	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2003:
1,000	5.000%, 10/01/27 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	BBB (5)	1,086,630
1,000	5.000%, 10/01/27 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	AA– (5)	1,086,630
1,000	Middlesex County Improvement Authority, New Jersey, County Guaranteed Open Space Trust Fund Revenue Bonds, Series 2003, 5.250%, 9/15/16 (Pre-refunded 9/15/13)	9/13 at 100.00	AAA	1,089,560
1,870	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series 1993, 8.000%, 9/15/18 (ETM)	No Opt. Call	N/R (5)	2,326,392
595	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B, 5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured	7/16 at 100.00	A– (5)	698,637
1,145	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/19 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A2 (5)	1,279,744
2,080	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F, 5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	2,388,110
400	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C, 5.000%, 7/01/20 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A+ (5)	445,752
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System Obligated Group, Series 2003A:
750	5.000%, 7/01/26 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (5)	801,195
1,670	5.375%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (5)	1,794,332
3,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Series 2002, 5.875%, 7/01/21 (Pre-refunded 7/01/12)	7/12 at 100.00	A2 (5)	3,112,440
1,270	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital, Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)	No Opt. Call	N/R (5)	1,534,528
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
465	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	566,663
195	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (5)	237,633
120	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (5)	146,236
6,590	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	7,308,375
1,760	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (5)	1,951,858
750	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured	1/14 at 100.00	AA– (5)	824,018
2,125	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/35 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	AA+ (5)	2,438,119
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003:
135	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	139,632
2,250	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	2,431,643
350	Trenton Parking Authority, Mercer County, New Jersey, Guaranteed Parking System Revenue Bonds, Series 2003, 5.000%, 10/01/24 (Pre-refunded 10/01/13) – FGIC Insured	10/13 at 100.00	A3 (5)	380,321
32,725	Total U.S. Guaranteed			36,577,010
	Water and Sewer – 6.8% (4.6% of Total Investments)
	Bayonne Municipal Utilities Authority, New Jersey, Water System Revenue Refunding Bonds, Series 2003A:
1,450	5.000%, 4/01/19 – SYNCORA GTY Insured	4/13 at 100.00	N/R	1,462,122
1,250	5.000%, 4/01/24 – SYNCORA GTY Insured	4/13 at 100.00	N/R	1,227,625

40	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$765	Jersey City Sewer Authority, Hudson County, New Jersey, Sewer Revenue Refunding Bonds, Series 1993, 6.250%, 1/01/14 – AMBAC Insured	No Opt. Call	N/R	$803,778
1,250	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)	5/20 at 100.00	A	1,324,950
420	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)	11/20 at 100.00	A	428,589
1,650	New Jersey Water Supply Authority, Water Supply Authority Bonds, Manasquan Reservoir, Series 2005, 5.000%, 8/01/31 – NPFG Insured	8/15 at 100.00	AA	1,720,554
3,500	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A, 5.250%, 8/01/19 – FGIC Insured	8/12 at 100.00	N/R	3,557,750
430	Stony Brook Regional Sewer Authority, Princeton, New Jersey, Revenue Refunding Bonds, Series 1993B, 5.450%, 12/01/12	No Opt. Call	Aa1	440,346
1,215	Wanaque Valley Regional Sewer Authority, Passaic County, New Jersey, Sewer Revenue Refunding Bonds, Series 1993B, 5.750%, 9/01/18 – AMBAC Insured	No Opt. Call	A1	1,334,641
11,930	Total Water and Sewer			12,300,355
$283,610	Total Investments (cost $258,449,300) – 147.2%			265,583,331
	Variable Rate Demand Preferred Shares, at Liquidation Value – (49.1)% (6)			(88,600,000)
	Other Assets Less Liabilities – 1.9%			3,422,778
	Net Assets Applicable to Common Shares – 100%			$180,406,109

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.4%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

Nuveen Investments	41

Nuveen New Jersey Dividend Advantage Municipal Fund
NXJ	Portfolio of Investments

October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$260	5.000%, 1/01/32	1/15 at 100.00	B3	$156,936
230	5.125%, 1/01/37	1/15 at 100.00	B3	138,794
490	Total Consumer Discretionary			295,730
	Consumer Staples – 5.1% (3.5% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
910	4.500%, 6/01/23	6/17 at 100.00	BBB	829,110
4,525	4.750%, 6/01/34	6/17 at 100.00	BB+	3,041,117
1,385	5.000%, 6/01/41	6/17 at 100.00	BB–	922,175
6,820	Total Consumer Staples			4,792,402
	Education and Civic Organizations – 11.1% (7.7% of Total Investments)
250	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23	7/14 at 100.00	N/R	254,878
325	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series 2007D, 5.250%, 7/01/37	7/17 at 100.00	BBB+	327,269
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
1,115	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A2	1,143,388
735	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A2	755,565
60	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/21 – NPFG Insured	7/14 at 100.00	A1	62,669
970	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2006A, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	A1	990,360
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology, Series 2004B, 5.000%, 7/01/21 – AMBAC Insured	1/14 at 100.00	A+	1,029,720
665	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender Option Bond Trust 3922, 13.541%, 7/01/19 (IF)	No Opt. Call	AAA	885,102
630	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series 2004A, 5.125%, 7/01/19 – FGIC Insured	7/14 at 100.00	A1	656,800
300	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series 2002A, 5.000%, 7/01/17 – RAAI Insured	7/12 at 100.00	BBB+	303,939
135	New Jersey Higher Education Assistance Authority Student Loan Revenue Bonds Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aa3	138,112
270	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A, 5.000%, 12/01/25	12/19 at 100.00	AA	279,145
350	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.750%, 12/01/27 (Alternative Minimum Tax)	12/21 at 100.00	Aa3	362,579
300	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust PA-4643, 19.707%, 6/01/30 (IF) (4)	6/19 at 100.00	AA	373,608
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001:
2,000	5.250%, 9/01/21	3/12 at 100.00	BBB	2,001,140
500	5.250%, 9/01/31	3/12 at 100.00	BBB	493,895
500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/12 at 101.00	BBB–	468,800
10,105	Total Education and Civic Organizations			10,526,969

42	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Energy – 1.0% (0.7% of Total Investments)
$1,000	Virgin Islands, Senior Secured Revenue Bonds, Government Refinery Facilities – Hovensa LLC Coker, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)	1/13 at 100.00	Ba2	$957,410
	Financials – 1.8% (1.3% of Total Investments)
850	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)	11/11 at 100.00	N/R	764,091
250	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds, Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14	4/12 at 100.00	Ba1	251,045
750	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	739,395
1,850	Total Financials			1,754,531
	Health Care – 19.9% (13.8% of Total Investments)
310	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34	8/14 at 100.00	BBB	298,118
560	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	7/18 at 100.00	A1	570,931
370	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Tender Option Bond Trust 3018, 19.521%, 7/01/38 – AGC Insured (IF)	7/19 at 100.00	AA–	442,949
850	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.000%, 7/01/26	7/21 at 100.00	BBB–	868,989
865	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional Medical Center, Series 2007, 5.000%, 7/01/37	7/17 at 100.00	A+	868,538
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured	7/17 at 100.00	Aa3	1,539,690
130	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.500%, 7/01/36	7/15 at 100.00	Baa3	124,989
440	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006B, 5.000%, 7/01/36	7/16 at 100.00	A–	422,206
180	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006, 5.125%, 7/01/35	7/16 at 100.00	A–	176,360
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group, Series 2001, 5.625%, 7/01/31	1/12 at 100.00	A2	3,499,720
1,555	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37 (WI/DD, Settling 11/10/11)	7/21 at 100.00	BBB	1,550,677
445	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Series 2006A, 5.000%, 7/01/29	1/17 at 100.00	BBB	426,083
700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	700,847
895	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health System, Series 2003, 5.000%, 7/01/23 – RAAI Insured	7/13 at 100.00	N/R	792,344
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Ba2	1,563,980
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Refunding Series 2006:
665	5.000%, 7/01/36	7/16 at 100.00	A2	657,060
615	5.000%, 7/01/46	7/16 at 100.00	A2	601,476
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Burdette Tomlin Memorial Hospital, Series 1999, 5.500%, 7/01/29	1/12 at 100.00	A3	2,501,075
1,270	New Jersey Health Facilities Financing Authority, Revenue Bonds, Meridian Health, Series 2007-I, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AA+	1,289,698
19,350	Total Health Care			18,895,730

Nuveen Investments	43

Nuveen New Jersey Dividend Advantage Municipal Fund (continued)
NXJ	Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 0.9% (0.6% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
$560	5.750%, 6/01/31	6/20 at 100.00	Baa3	$569,828
300	5.875%, 6/01/42	6/20 at 100.00	Baa3	303,102
860	Total Housing/Multifamily			872,930
	Housing/Single Family – 5.4% (3.7% of Total Investments)
5,000	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds, Series 2011A, 4.650%, 10/01/29	10/21 at 100.00	Aa1	5,101,899
	Long-Term Care – 2.7% (1.9% of Total Investments)
585	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	495,782
250	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at Wards Homestead, Series 2004A, 5.800%, 11/01/31	11/14 at 100.00	N/R	247,348
	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2001:
1,000	6.000%, 6/01/25	12/11 at 102.00	A–	1,020,990
335	5.500%, 6/01/31	12/11 at 102.00	A–	338,544
500	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group, Series 1998, 5.125%, 7/01/25	1/12 at 100.00	BB+	437,900
2,670	Total Long-Term Care			2,540,564
	Tax Obligation/General – 4.1% (2.8% of Total Investments)
1,000	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 – AMBAC Insured	9/16 at 100.00	A2	1,062,240
1,100	Linden, New Jersey, General Obligation Bonds, Refunding Series 2011, 4.000%, 5/01/23	5/21 at 100.00	AA–	1,147,025
300	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010, 5.000%, 8/01/27	8/20 at 100.00	AA	334,488
1,350	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.250%, 7/01/27 – AGM Insured	1/12 at 100.00	AA+	1,350,513
3,750	Total Tax Obligation/General			3,894,266
	Tax Obligation/Limited – 32.9% (22.7% of Total Investments)
600	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	736,602
1,745	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003, 5.000%, 12/01/18 – NPFG Insured	12/13 at 100.00	AA	1,881,843
1,000	Camden County Improvement Authority, New Jersey, County Guaranteed Lease Revenue Bonds, Series 2005A, 5.000%, 9/01/16 – AGM Insured	9/15 at 100.00	AA+	1,124,520
1,100	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series 2004, 5.250%, 1/01/16 – AMBAC Insured	1/15 at 102.00	A–	1,174,195
620	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aa2	717,923
815	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005C, 5.125%, 11/01/18 – AGM Insured	No Opt. Call	AAA	977,943
1,785	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/27	6/16 at 100.00	A+	1,841,692
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
615	5.500%, 6/15/24	6/12 at 100.00	BBB	607,257
600	5.750%, 6/15/29	6/14 at 100.00	BBB	586,962
1,200	5.750%, 6/15/34	6/14 at 100.00	BBB	1,137,480
1,200	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/15 – NPFG Insured	7/14 at 100.00	A	1,304,016

44	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management Corporation Project, Series 2007:
$65	5.125%, 6/15/27	6/17 at 100.00	Baa3	$62,594
115	5.125%, 6/15/37	6/17 at 100.00	Baa3	105,417
	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2007U:
615	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A+	632,331
1,235	5.000%, 9/01/37	9/17 at 100.00	A+	1,269,802
525	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Refunding Series 2005A, 5.000%, 9/01/15 – AGM Insured	No Opt. Call	AA+	582,519
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services – Greystone Park Psychiatric Hospital, Series 2005:
925	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	A+	994,579
1,400	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	A+	1,446,396
250	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2008A, 5.250%, 10/01/38	10/18 at 100.00	A+	254,263
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds, Series 2006:
350	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	Aa3	388,707
610	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	Aa3	670,622
6,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	A+	1,986,480
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	A+	1,516,762
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.500%, 12/15/16 – NPFG Insured	No Opt. Call	A+	1,498,744
1,280	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D, 5.000%, 6/15/19 – AGM Insured	6/15 at 100.00	AA+	1,389,056
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
3,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA–	883,530
3,500	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	971,775
6,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA–	1,565,100
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A, 5.000%, 12/15/26 – AMBAC Insured	12/17 at 100.00	A+	1,072,580
800	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	A+	875,712
405	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	BBB+	356,862
550	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	551,331
42,505	Total Tax Obligation/Limited			31,165,595
	Transportation – 23.1% (16.0% of Total Investments)
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
1,000	5.000%, 1/01/25 – NPFG Insured	1/15 at 100.00	A1	1,039,520
1,000	5.000%, 1/01/26 – NPFG Insured	1/15 at 100.00	A1	1,036,190
500	5.000%, 1/01/27 – NPFG Insured	1/15 at 100.00	A1	518,095
500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40	1/20 at 100.00	A–	515,690
900	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)	11/11 at 100.00	B	899,883
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured	No Opt. Call	Aa3	1,100,230
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured	9/15 at 100.00	A1	1,059,720
50	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	58,984

Nuveen Investments	45

Nuveen New Jersey Dividend Advantage Municipal Fund (continued)
NXJ	Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	$3,175,440
300	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA+	346,434
1,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	1,048,070
240	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42	5/20 at 100.00	Aa3	252,816
1,500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005, 5.000%, 12/01/34	No Opt. Call	Aa2	1,568,460
310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.544%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	Aa2	380,333
500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Thirty-Fourth Series 2004, 5.000%, 7/15/34	1/14 at 101.00	Aa2	516,670
5,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/11 at 100.00	Baa1	4,966,199
3,435	South Jersey Transportation Authority New Jersey, Transportation System Revenue Bonds, Series 1999, 5.125%, 11/01/22 – AMBAC Insured	5/12 at 100.00	A–	3,438,985
21,235	Total Transportation			21,921,719
	U.S. Guaranteed – 11.3% (7.8% of Total Investments) (5)
385	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B, 5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured	7/16 at 100.00	A– (5)	452,059
690	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/21 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A2 (5)	771,199
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F:
700	5.000%, 7/01/17 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	803,691
1,000	5.000%, 7/01/24 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	1,148,130
520	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	597,028
625	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C, 5.000%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A+ (5)	696,488
890	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System Obligated Group, Series 2003A, 5.375%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (5)	956,261
1,350	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Series 2002, 5.875%, 7/01/21 (Pre-refunded 7/01/12)	7/12 at 100.00	A2 (5)	1,400,598
845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital, Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)	No Opt. Call	N/R (5)	1,021,005
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
130	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	158,422
20	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (5)	24,373
905	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	1,003,654
375	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured	1/14 at 100.00	AA– (5)	412,009
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003:
85	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	87,916
1,125	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	1,215,821
9,645	Total U.S. Guaranteed			10,748,654
	Utilities – 2.8% (1.9% of Total Investments)
1,510	Industrial Pollution Control Financing Authority of Cape May County (New Jersey), Pollution Control Revenue Refunding Bonds, 1991 Series A (Atlantic City Electric Company Project), 6.800%, 3/01/21 – NPFG Insured	No Opt. Call	A	1,888,029
750	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12	No Opt. Call	Baa1	758,355
2,260	Total Utilities			2,646,384

46	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 22.3% (15.4% of Total Investments)
$225	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005, 6.000%, 7/01/25	7/15 at 100.00	Ba2	$226,224
4,635	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water Company, Series 1997B, 5.375%, 5/01/32 – FGIC Insured (Alternative Minimum Tax)	5/12 at 100.00	A	4,645,196
7,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 1998, 5.350%, 2/01/38 – NPFG Insured (Alternative Minimum Tax)	2/12 at 100.00	A	6,921,529
250	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)	5/20 at 100.00	A	264,990
320	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)	11/20 at 100.00	A	326,544
15,840	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2001A, 0.000%, 8/01/23 – NPFG Insured	No Opt. Call	Baa1	8,799,591
28,270	Total Water and Sewer			21,184,074
$155,810	Total Investments (cost $135,909,536) – 144.7%			137,298,857
	MuniFund Term Preferred Shares, at Liquidation Value – (47.3)% (6)			(44,861,000)
	Other Assets Less Liabilities – 2.6%			2,415,843
	Net Assets Applicable to Common Shares – 100%			$94,853,700

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.7%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

 See accompanying notes to financial statements.

Nuveen Investments	47

Nuveen New Jersey Dividend Advantage Municipal Fund 2
NUJ	Portfolio of Investments

October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$180	5.000%, 1/01/32	1/15 at 100.00	B3	$108,648
150	5.125%, 1/01/37	1/15 at 100.00	B3	90,518
330	Total Consumer Discretionary			199,166
	Consumer Staples – 5.2% (3.4% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
615	4.500%, 6/01/23	6/17 at 100.00	BBB	560,333
3,275	4.750%, 6/01/34	6/17 at 100.00	BB+	2,201,029
885	5.000%, 6/01/41	6/17 at 100.00	BB–	589,260
4,775	Total Consumer Staples			3,350,622
	Education and Civic Organizations – 16.4% (10.7% of Total Investments)
3,000	New Jersey Educational Facilities Authority, Revenue Bonds, College of New Jersey Project, Series 2002C, 4.750%, 7/01/19 – FGIC Insured	7/12 at 100.00	A2	3,036,059
200	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23	7/14 at 100.00	N/R	203,902
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
790	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A2	810,113
495	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A2	508,850
575	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology, Series 2004B, 5.000%, 7/01/21 – AMBAC Insured	1/14 at 100.00	A+	592,089
335	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender Option Bond Trust 3922, 13.541%, 7/01/19 (IF)	7/21 at 100.00	AAA	445,878
500	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series 2004A, 5.125%, 7/01/19 – FGIC Insured	7/14 at 100.00	A1	521,270
1,090	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series 2002A, 5.000%, 7/01/17 – RAAI Insured	7/12 at 100.00	BBB+	1,104,312
105	New Jersey Higher Education Assistance Authority Student Loan Revenue Bonds Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aa3	107,420
180	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A, 5.000%, 12/01/25	12/19 at 100.00	AA	186,097
175	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.750%, 12/01/27 (Alternative Minimum Tax)	12/21 at 100.00	Aa3	181,290
200	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust PA-4643, 19.707%, 6/01/30 (IF) (4)	6/19 at 100.00	AA	249,072
910	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999, 5.375%, 2/01/19	2/12 at 100.00	BBB–	910,264
1,790	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A, 5.000%, 12/01/31 – AMBAC Insured	12/12 at 100.00	Baa1	1,790,394
10,345	Total Education and Civic Organizations			10,647,010
	Energy – 1.5% (1.0% of Total Investments)
1,000	Virgin Islands, Senior Secured Revenue Bonds, Government Refinery Facilities – Hovensa LLC Coker, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)	1/13 at 100.00	Ba2	957,410

48	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Financials – 5.0% (3.3% of Total Investments)
$600	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)	11/11 at 100.00	N/R	$539,358
1,250	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds, Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14	4/12 at 100.00	Ba1	1,255,225
1,450	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	1,429,497
3,300	Total Financials			3,224,080
	Health Care – 28.9% (18.9% of Total Investments)
220	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34	8/14 at 100.00	BBB	211,567
400	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	7/18 at 100.00	A1	407,808
	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds, Jersey City Medical Center, Series 2001:
405	5.000%, 8/01/31 – AMBAC Insured	2/12 at 100.00	N/R	414,971
1,925	5.000%, 8/01/41 – AMBAC Insured	2/12 at 100.00	N/R	1,893,796
260	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Tender Option Bond Trust 3018, 19.521%, 7/01/38 – AGC Insured (IF)	7/19 at 100.00	AA–	311,262
500	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.250%, 7/01/35	7/21 at 100.00	BBB–	509,200
610	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional Medical Center, Series 2007, 5.000%, 7/01/37	7/17 at 100.00	A+	612,495
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured	7/17 at 100.00	Aa3	1,026,460
90	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.500%, 7/01/36	7/15 at 100.00	Baa3	86,531
170	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006, 5.125%, 7/01/35	7/16 at 100.00	A–	166,563
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group, Series 2001:
400	5.500%, 7/01/21	1/12 at 100.00	A2	400,280
140	5.625%, 7/01/31	1/12 at 100.00	A2	139,989
715	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Series 1999, 5.250%, 7/01/29 – AGM Insured	1/12 at 100.00	Aa3	715,372
1,185	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center of New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31	7/12 at 101.00	BB+	1,141,191
1,165	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37 (WI/DD, Settling 11/10/11)	7/21 at 100.00	BBB	1,161,761
500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	500,605
630	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health System, Series 2003, 5.000%, 7/01/23 – RAAI Insured	7/13 at 100.00	N/R	557,739
1,520	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Ba2	1,188,625
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Refunding Series 2006:
2,455	5.000%, 7/01/36	7/16 at 100.00	A2	2,425,687
435	5.000%, 7/01/46	7/16 at 100.00	A2	425,434
1,390	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Atlantic City Medical Center, Series 2002, 5.750%, 7/01/25	7/12 at 100.00	A+	1,405,943

Nuveen Investments	49

Nuveen New Jersey Dividend Advantage Municipal Fund 2 (continued)
NUJ	Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,150	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community Hospital, Series 2002, 5.125%, 7/01/32 – RAAI Insured	1/12 at 100.00	N/R	$966,886
955	New Jersey Health Facilities Financing Authority, Revenue Bonds, Meridian Health, Series 2007-I, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AA+	969,812
1,100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products Corporation, Series 1983A, 5.100%, 12/01/18	12/11 at 100.00	A1	1,104,158
19,320	Total Health Care			18,744,135
	Housing/Multifamily – 3.9% (2.5% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
380	5.750%, 6/01/31	6/20 at 100.00	Baa3	386,669
200	5.875%, 6/01/42	6/20 at 100.00	Baa3	202,068
1,920	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 1997A, 5.650%, 5/01/40 – AMBAC Insured (Alternative Minimum Tax)	5/12 at 100.00	A+	1,920,326
2,500	Total Housing/Multifamily			2,509,063
	Housing/Single Family – 1.9% (1.2% of Total Investments)
1,000	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds, Series 2011A, 4.650%, 10/01/29	10/21 at 100.00	Aa1	1,020,380
215	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	AA	210,418
1,215	Total Housing/Single Family			1,230,798
	Long-Term Care – 9.0% (5.9% of Total Investments)
415	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	351,708
	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2001:
1,000	5.500%, 6/01/21	6/13 at 100.00	A–	1,018,180
4,000	5.500%, 6/01/31	12/11 at 102.00	A–	4,042,319
520	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group, Series 1998, 5.125%, 7/01/25	1/12 at 100.00	BB+	455,416
5,935	Total Long-Term Care			5,867,623
	Tax Obligation/General – 2.2% (1.5% of Total Investments)
700	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 – AMBAC Insured	9/16 at 100.00	A2	743,568
190	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010, 5.000%, 8/01/27	8/20 at 100.00	AA	211,842
385	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.125%, 7/01/23 – AGM Insured	1/12 at 100.00	AA+	385,181
100	Woodbridge Township, Middlesex County, New Jersey, General Obligation Bonds,, 5.000%, 7/15/19	No Opt. Call	AA–	116,513
1,375	Total Tax Obligation/General			1,457,104
	Tax Obligation/Limited – 31.5% (20.6% of Total Investments)
400	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	491,068
1,000	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003, 5.000%, 12/01/18 – NPFG Insured	12/13 at 100.00	AA	1,078,420
750	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series 2004, 5.250%, 1/01/16 – AMBAC Insured	1/15 at 102.00	A–	800,588

50	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$435	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aa2	$503,704
530	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005C, 5.125%, 11/01/18 – AGM Insured	No Opt. Call	AAA	635,963
1,305	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/26	6/16 at 100.00	A+	1,351,432
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
435	5.500%, 6/15/24	6/12 at 100.00	BBB	429,523
400	5.750%, 6/15/29	6/14 at 100.00	BBB	391,308
400	5.500%, 6/15/31	6/14 at 100.00	BBB	373,160
700	5.750%, 6/15/34	6/14 at 100.00	BBB	663,530
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management Corporation Project, Series 2007:
50	5.125%, 6/15/27	6/17 at 100.00	Baa3	48,150
75	5.125%, 6/15/37	6/17 at 100.00	Baa3	68,750
	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2007U:
435	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A+	447,258
870	5.000%, 9/01/37	9/17 at 100.00	A+	894,517
350	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Refunding Series 2005A, 5.000%, 9/01/15 – AGM Insured	No Opt. Call	AA+	388,346
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services – Greystone Park Psychiatric Hospital, Series 2005:
655	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	A+	704,269
985	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	A+	1,017,643
200	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2008A, 5.250%, 10/01/38	10/18 at 100.00	A+	203,410
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds, Series 2006:
295	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	Aa3	327,624
525	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	Aa3	577,175
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	A+	1,324,320
800	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	A+	933,392
900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.500%, 12/15/16 – NPFG Insured	No Opt. Call	A+	1,037,592
665	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D, 5.000%, 6/15/19 – AGM Insured	6/15 at 100.00	AA+	721,658
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
2,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA–	589,020
4,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	1,110,600
5,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA–	1,304,250
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	A+	1,423,032
290	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	BBB+	255,531
350	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	350,847
30,100	Total Tax Obligation/Limited			20,446,080

Nuveen Investments	51

Nuveen New Jersey Dividend Advantage Municipal Fund 2 (continued)
NUJ	Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation – 27.4% (18.0% of Total Investments)
$500	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005, 5.000%, 1/01/27 – NPFG Insured	1/15 at 100.00	A1	$518,095
700	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40	1/20 at 100.00	A–	721,966
600	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)	11/11 at 100.00	B	599,922
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured	No Opt. Call	Aa3	1,100,230
765	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured	9/15 at 100.00	A1	810,686
2,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	2,116,960
1,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA+	1,732,170
360	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42	5/20 at 100.00	Aa3	379,224
500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Thirty-Fourth Series 2004, 5.000%, 7/15/34	1/14 at 101.00	Aa2	516,670
3,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twenty-Fifth Series 2002, 5.000%, 10/15/26 – AGM Insured	4/12 at 101.00	AA+	3,078,659
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twenty-Seventh Series 2002, 5.125%, 6/15/37 – AMBAC Insured (Alternative Minimum Tax)	6/14 at 100.00	Aa2	2,027,980
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
4,000	7.000%, 12/01/12 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	Baa1	4,143,919
50	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/11 at 100.00	Baa1	49,662
16,975	Total Transportation			17,796,143
	U.S. Guaranteed – 12.9% (8.4% of Total Investments) (5)
1,000	Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic Project, Series 2002, 6.000%, 9/15/27 (Pre-refunded 9/01/12)	9/12 at 101.00	N/R (5)	1,055,790
175	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B, 5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured	7/16 at 100.00	A– (5)	205,482
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System Obligated Group, Series 2003A:
750	5.000%, 7/01/26 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (5)	801,195
630	5.375%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (5)	676,904
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Series 2002, 5.875%, 7/01/21 (Pre-refunded 7/01/12)	7/12 at 100.00	A2 (5)	1,037,480
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
170	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	207,167
2,430	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	2,694,893
250	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured	1/14 at 100.00	AA– (5)	274,673
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003:
60	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	62,059
1,250	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	1,350,913
7,715	Total U.S. Guaranteed			8,366,556
	Utilities – 4.5% (3.0% of Total Investments)
2,300	Guam Power Authority, Revenue Bonds, Series 1999A, 5.250%, 10/01/34 – NPFG Insured	4/12 at 100.00	Baa1	2,196,385
750	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12	No Opt. Call	Baa1	758,355
3,050	Total Utilities			2,954,740

52	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 2.2% (1.4% of Total Investments)
$150	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005, 6.000%, 7/01/25	7/15 at 100.00	Ba2	$150,816
500	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)	5/20 at 100.00	A	529,980
220	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)	11/20 at 100.00	A	224,499
500	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A, 5.250%, 8/01/19 – FGIC Insured	8/12 at 100.00	N/R	508,250
1,370	Total Water and Sewer			1,413,545
$109,305	Total Investments (cost $98,409,116) – 152.8%			99,164,075
	MuniFund Term Preferred Shares, at Liquidation Value – (54.0)% (6)			(35,050,000)
	Other Assets Less Liabilities – 1.2%			793,115
	Net Assets Applicable to Common Shares – 100%			$64,907,190

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.3%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

 See accompanying notes to financial statements.

Nuveen Investments	53

Nuveen New Jersey Municipal Value Fund
NJV	Portfolio of Investments

October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.5% (5.3% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
$150	4.750%, 6/01/34	6/17 at 100.00	BB+	$100,811
1,850	5.000%, 6/01/41	6/17 at 100.00	BB–	1,231,786
2,000	Total Consumer Staples			1,332,597
	Education and Civic Organizations – 8.5% (8.3% of Total Investments)
900	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Kean University, Series 2009A, 5.500%, 9/01/36	9/19 at 100.00	A2	970,191
30	New Jersey Higher Education Assistance Authority Student Loan Revenue Bonds Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aa3	30,692
1,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2009A, 5.625%, 6/01/30	6/19 at 100.00	AA	1,061,340
1,930	Total Education and Civic Organizations			2,062,223
	Energy – 3.8% (3.7% of Total Investments)
1,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series 2003, 6.125%, 7/01/22 (Alternative Minimum Tax)	1/14 at 100.00	Ba2	919,740
	Health Care – 29.7% (28.9% of Total Investments)
575	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2005A, 5.000%, 2/15/25	2/15 at 100.00	BBB	542,403
450	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006, 5.000%, 8/01/24	8/16 at 100.00	Baa3	434,975
390	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	394,044
2,000	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Series 2009A, 5.500%, 7/01/38 – AGC Insured (UB)	7/19 at 100.00	AA–	2,098,580
1,150	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006B, 5.000%, 7/01/36	7/16 at 100.00	A–	1,103,494
70	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37 (WI/DD, Settling 11/10/11)	7/21 at 100.00	BBB	69,805
750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18	No Opt. Call	BBB–	786,818
705	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Refunding Series 2006, 5.000%, 7/01/36	7/16 at 100.00	A2	696,582
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community Hospital, Series 2002, 5.125%, 7/01/32 – RAAI Insured	1/12 at 100.00	N/R	840,770
220	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Series 2009, 6.625%, 2/15/32	2/14 at 100.00	A+	227,069
7,310	Total Health Care			7,194,540
	Housing/Multifamily – 4.8% (4.7% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
100	5.750%, 6/01/31	6/20 at 100.00	Baa3	101,755
50	5.875%, 6/01/42	6/20 at 100.00	Baa3	50,517
1,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2009A, 4.950%, 5/01/41	11/19 at 100.00	A+	1,008,550
1,150	Total Housing/Multifamily			1,160,822
	Housing/Single Family – 2.2% (2.1% of Total Investments)
500	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds, Series 2011A, 4.500%, 10/01/29	10/21 at 100.00	Aa1	525,615

54	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 2.2% (2.1% of Total Investments)
$100	Bloomfield Township Board of Education, Essex County, New Jersey, General Obligation Bonds, Series 2011, 3.000%, 9/01/16	No Opt. Call	AA–	$103,951
10	Hillsborough Township School District, Somerset County, New Jersey, General Obligation School Bonds, Series 2001, 5.375%, 10/01/16 – AGM Insured	No Opt. Call	AA+	11,866
50	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2005, 5.000%, 12/01/14 – AMBAC Insured	No Opt. Call	N/R	53,728
150	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2006, 5.000%, 12/01/15 – AMBAC Insured	No Opt. Call	N/R	162,888
150	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2007, 5.000%, 12/01/16 – AMBAC Insured	No Opt. Call	N/R	163,755
30	North Bergen Township, New Jersey, General Obligation Bonds, General Improvement Series 2009, 4.000%, 2/01/17	No Opt. Call	AA–	33,550
490	Total Tax Obligation/General			529,738
	Tax Obligation/Limited – 37.4% (36.3% of Total Investments)
630	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB–	641,573
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
50	5.500%, 6/15/16 – RAAI Insured	No Opt. Call	Baa3	53,988
115	5.625%, 6/15/18	12/11 at 100.00	BBB	115,063
1,000	5.750%, 6/15/34	6/14 at 100.00	BBB	947,900
1,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2009AA, 5.250%, 12/15/33	6/19 at 100.00	A+	1,050,850
760	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2008A, 5.250%, 10/01/38	10/18 at 100.00	A+	772,958
2,000	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2009A, 5.750%, 10/01/31	10/19 at 100.00	A+	2,134,000
6,675	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A, 0.000%, 12/15/39	No Opt. Call	A+	1,213,515
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	1,080,840
105	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB	104,076
1,000	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan Notes,Series 2009A-1, 5.000%, 10/01/39	10/19 at 100.00	BBB	932,400
14,335	Total Tax Obligation/Limited			9,047,163
	Transportation – 6.2% (6.0% of Total Investments)
500	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991, 7.100%, 11/01/31 (Alternative Minimum Tax) (4)	5/12 at 100.00	CCC+	275,825
400	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2003, 9.000%, 6/01/33 (Mandatory put 6/01/13) (Alternative Minimum Tax)	6/13 at 101.00	B	410,792
765	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40	1/19 at 100.00	A+	806,715
1,665	Total Transportation			1,493,332
	U.S. Guaranteed – 0.2% (0.2% of Total Investments) (5)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
10	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	12,186
25	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	27,725
35	Total U.S. Guaranteed			39,911
	Utilities – 1.5% (1.5% of Total Investments)
300	Industrial Pollution Control Financing Authority of Cape May County (New Jersey), Pollution Control Revenue Refunding Bonds, 1991 Series A (Atlantic City Electric Company Project), 6.800%, 3/01/21 – NPFG Insured	No Opt. Call	A	375,105

Nuveen Investments	55

Nuveen New Jersey Municipal Value Fund (continued)
NJV	Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 0.9% (0.9% of Total Investments)
$220	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water Company, Series 1998A, 5.250%, 7/01/38 – FGIC Insured (Alternative Minimum Tax)	1/12 at 100.00	A	$218,733
$30,935	Total Investments (cost $23,115,677) – 102.9%			24,899,519
	Floating Rate Obligations – (6.2)%			(1,500,000)
	Other Assets Less Liabilities – 3.3%			805,106
	Net Assets Applicable to Common Shares – 100%			$24,204,625

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

56	Nuveen Investments

Nuveen Pennsylvania Investment Quality Municipal Fund
NQP	Portfolio of Investments

October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 0.5% (0.3% of Total Investments)
$1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)	No Opt. Call	AA–	$1,112,810
	Education and Civic Organizations – 29.6% (19.2% of Total Investments)
2,000	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Chatham College, Series 1998A, 5.250%, 9/01/18	3/12 at 100.00	BBB	2,001,900
200	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28	No Opt. Call	Baa3	210,310
3,000	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie Mellon University, Series 2002, 5.125%, 3/01/32	3/12 at 100.00	AA–	3,030,870
1,235	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A, 4.750%, 2/15/26	2/16 at 100.00	Baa3	1,159,183
2,000	Chester County Industrial Development Authority, Pennsylvania, Educational Facilities Revenue Bonds, Westtown School, Series 2002, 5.000%, 1/01/26 – AMBAC Insured	1/12 at 100.00	A	2,010,000
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
1,710	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A+	1,831,940
840	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A+	894,054
	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon University, Series 2007-GG3:
790	5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	N/R	719,192
250	5.000%, 5/01/35 – RAAI Insured	5/17 at 100.00	N/R	223,045
	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project, Series 1999B:
815	0.000%, 11/01/15 – AMBAC Insured	No Opt. Call	N/R	707,298
815	0.000%, 11/01/16 – AMBAC Insured	No Opt. Call	N/R	674,046
815	0.000%, 11/01/17 – AMBAC Insured	No Opt. Call	N/R	639,791
815	0.000%, 11/01/18 – AMBAC Insured	No Opt. Call	N/R	603,850
815	0.000%, 11/01/19 – AMBAC Insured	No Opt. Call	N/R	564,445
1,515	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2006, 4.500%, 4/01/30 – RAAI Insured	4/16 at 100.00	BBB+	1,386,861
900	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2010, 5.625%, 4/01/40	4/20 at 100.00	BBB+	921,141
355	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 – RAAI Insured	5/17 at 100.00	N/R	337,477
8,000	Pennsylvania Higher Education Assistance Agency, Capital Acquisition Revenue Refunding Bonds, Series 2001, 5.000%, 12/15/30 – NPFG Insured	5/12 at 100.00	Baa1	7,409,513
5,000	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Series 2002W, 5.000%, 6/15/19 – AMBAC Insured	6/12 at 100.00	Aa2	5,112,550
4,600	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Series 2008AH, 5.000%, 6/15/33	6/18 at 100.00	Aa2	4,850,056
1,900	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Mount Aloysius College Project, Series 2011R-1, 5.000%, 11/01/35 (WI/DD, Settling 11/15/11)	11/21 at 100.00	A–	1,877,751
1,435	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series 2006, 4.750%, 5/01/31	5/16 at 100.00	A–	1,443,954
2,650	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series 2007A, 5.000%, 5/01/37 – NPFG Insured	11/17 at 100.00	A	2,730,931
750	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series 2011A, 5.250%, 5/01/41	5/21 at 100.00	A	788,063
5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Moravian College, Series 2001, 5.375%, 7/01/31 – RAAI Insured	1/12 at 100.00	N/R	4,889,800

Nuveen Investments	57

Nuveen Pennsylvania Investment Quality Municipal Fund (continued)
NQP	Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$3,870	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First Series of 2006, 5.000%, 4/01/21 – NPFG Insured	4/16 at 100.00	Aa3	$4,207,890
320	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2002, 5.000%, 1/01/20	1/13 at 100.00	A1	327,734
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2010, 5.000%, 3/01/40	3/20 at 100.00	AA–	1,041,780
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania, Series 2005C, 5.000%, 7/15/38	7/15 at 100.00	AA+	2,071,960
2,945	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ursinus College, Series 2003, 5.375%, 1/01/20 – RAAI Insured	7/13 at 100.00	A–	3,019,774
785	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, York College Project, Series 2005EE1, 5.250%, 11/01/27 – SYNCORA GTY Insured	11/15 at 100.00	A	815,796
6,500	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29 (UB)	9/15 at 100.00	AA	7,092,280
600	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter School Project, Series 2010, 6.000%, 8/01/35	8/20 at 100.00	BBB+	630,114
2,000	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Northampton County Area Community College, Series 2011, 5.500%, 3/01/31	3/21 at 100.00	A1	2,139,120
1,665	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds, Bucknell University, Series 2002A, 5.250%, 4/01/18	4/13 at 100.00	Aa2	1,765,866
600	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2010, 5.000%, 11/01/40	11/20 at 100.00	A	615,966
70,490	Total Education and Civic Organizations			70,746,301
	Health Care – 18.7% (12.1% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General Hospital, Series 2005A:
1,150	5.000%, 4/01/25	4/15 at 100.00	Ba2	1,000,788
1,555	5.125%, 4/01/35	4/15 at 100.00	Ba2	1,169,609
890	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Series 2011, 5.375%, 12/01/41	12/21 at 100.00	AA–	913,656
2,460	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2011, 7.000%, 11/15/46	11/21 at 100.00	A–	2,702,433
1,300	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health Center Project, Series 2010A, 7.000%, 7/01/27	7/20 at 100.00	Baa3	1,320,319
280	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2007, 5.000%, 11/01/37 – CIFG Insured	11/17 at 100.00	Aa3	281,512
1,835	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg Hospital Project, Series 2010, 5.375%, 7/01/42	No Opt. Call	A2	1,839,899
1,890	Lancaster County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Lancaster General Hospital Project, Series 2007A, 5.000%, 3/15/26	3/17 at 100.00	AA–	1,967,018
	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan Hospital Project, Series 2002:
250	5.800%, 11/15/22	11/12 at 101.00	BB+	235,045
2,800	5.900%, 11/15/28	11/12 at 101.00	BB+	2,480,884
3,280	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured	7/18 at 100.00	AA+	3,345,895
1,250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2004A, 5.500%, 11/01/24	11/14 at 100.00	A	1,272,538
5,345	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2007, 5.000%, 11/01/30 – AGC Insured	11/17 at 100.00	AA+	5,548,163

58	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System Project, Series 2009:
$3,000	5.500%, 7/01/28	7/19 at 100.00	BBB+	$2,978,730
1,000	5.750%, 7/01/39	7/19 at 100.00	BBB+	993,740
710	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.125%, 1/01/37	1/17 at 100.00	A–	688,473
1,000	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital, Series 2002A, 5.000%, 6/01/22	6/12 at 101.00	A	1,019,680
215	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38	8/20 at 100.00	AA	222,256
1,000	Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint Lukes Hospital Project, Series 2008A, 5.500%, 8/15/35	8/18 at 100.00	A3	994,000
335	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	No Opt. Call	Baa1	348,728
1,795	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40	5/20 at 100.00	AA	1,825,533
1,165	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Children’s Hospital of Philadelphia, Tender Option Bond Trust 3975, 13.530%, 7/01/19 (IF)	No Opt. Call	AA	1,241,296
1,613	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Valley Memorial Hospital,, 5.500%, 7/01/29	7/20 at 100.00	Baa1	1,611,968
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
525	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	BBB–	474,049
370	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	BBB–	328,553
	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding and Improvement Series 2011:
1,635	6.875%, 8/01/31	No Opt. Call	BBB+	1,717,698
1,365	7.000%, 8/01/41	No Opt. Call	BBB+	1,422,030
1,875	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2011, 6.500%, 1/01/36	1/21 at 100.00	BBB+	1,980,075
1,280	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.625%, 1/01/32 (WI/DD, Settling 11/30/11)	1/22 at 100.00	BBB+	1,272,256
1,500	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2001, 6.250%, 1/01/32	1/12 at 100.00	BBB+	1,500,705
44,668	Total Health Care			44,697,529
	Housing/Multifamily – 3.6% (2.3% of Total Investments)
200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43	No Opt. Call	BBB–	199,980
5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc., Series 2007A, 5.000%, 7/01/39 – SYNCORA GTY Insured	7/17 at 100.00	BBB+	4,550,750
3,300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA GTY Insured	7/15 at 100.00	BBB+	3,044,481
800	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa3	712,400
9,300	Total Housing/Multifamily			8,507,611
	Housing/Single Family – 9.3% (6.0% of Total Investments)
8,710	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A, 4.900%, 10/01/37 (Alternative Minimum Tax)	10/15 at 100.00	AA+	8,711,219
1,435	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A, 4.950%, 10/01/26 (Alternative Minimum Tax)	4/15 at 100.00	AA+	1,444,571

Nuveen Investments	59

Nuveen Pennsylvania Investment Quality Municipal Fund (continued)
NQP	Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A:
$1,440	5.150%, 10/01/37 (Alternative Minimum Tax)	10/15 at 100.00	AA+	$1,446,264
1,430	5.150%, 10/01/37 (Alternative Minimum Tax) (UB)	10/15 at 100.00	AA+	1,436,221
1,355	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A, 4.600%, 10/01/27 (Alternative Minimum Tax)	10/16 at 100.00	AA+	1,350,867
1,810	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A, 4.850%, 10/01/31 (Alternative Minimum Tax)	10/16 at 100.00	AA+	1,799,647
2,800	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2011-112, 5.000%, 10/01/25	10/20 at 100.00	AA+	2,937,452
1,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds Trust 3950, 12.521%, 4/01/27 (IF)	4/21 at 100.00	AA+	997,950
2,015	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 2001B, 5.450%, 10/01/32 (Alternative Minimum Tax)	4/12 at 100.00	Aa1	2,015,685
21,995	Total Housing/Single Family			22,139,876
	Industrials – 4.2% (2.8% of Total Investments)
5,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Amtrak Project, Series 2001A, 6.375%, 11/01/41 (Alternative Minimum Tax)	5/12 at 100.00	A1	5,002,050
5,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002, 5.500%, 7/01/12 – AMBAC Insured	No Opt. Call	A1	5,163,900
10,000	Total Industrials			10,165,950
	Long-Term Care – 3.6% (2.3% of Total Investments)
1,500	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.375%, 1/01/39	1/19 at 100.00	N/R	1,546,290
1,330	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries, Series 2007, 5.000%, 1/01/36	1/17 at 100.00	N/R	1,190,935
1,500	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc., Series 2003A, 5.000%, 12/01/26 – RAAI Insured	12/12 at 100.00	BBB+	1,417,110
1,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc. Project, Series 2010, 5.000%, 6/01/21	6/17 at 100.00	BBB	993,950
	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes Project, Series 2006:
1,550	5.000%, 11/01/26	11/16 at 100.00	A	1,568,786
415	5.000%, 11/01/36	11/16 at 100.00	A	408,883
1,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/26 – AMBAC Insured	1/12 at 101.00	Baa1	1,505,220
8,795	Total Long-Term Care			8,631,174
	Materials – 1.2% (0.8% of Total Investments)
1,260	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)	12/15 at 100.00	BBB	1,285,969
1,750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)	5/12 at 100.00	N/R	1,474,113
3,010	Total Materials			2,760,082
	Tax Obligation/General – 28.3% (18.4% of Total Investments)
3,430	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65, 5.375%, 5/01/31	5/21 at 100.00	A+	3,532,866
3,000	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2009, 5.000%, 8/01/29	8/19 at 100.00	Aa2	3,377,760
6,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2002, 5.750%, 7/01/17 (UB)	No Opt. Call	A+	6,707,760
7,350	Erie City School District, Erie County, Pennsylvania, General Obligation Bonds, Series 2000, 0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	N/R	2,576,102

60	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,260	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003C, 5.250%, 12/15/16 – FGIC Insured	No Opt. Call	N/R	$1,368,864
5,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 5.000%, 6/01/33 – AGM Insured (UB)	12/16 at 100.00	AA	5,099,750
4,830	Pennsylvania State, General Obligation Bonds, Series 2007, Residuals 1986, 12.902%, 3/01/15 (IF)	No Opt. Call	Aa1	5,743,450
1,675	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%,6/01/34 – FGIC Insured	No Opt. Call	Aa2	1,810,089
2,620	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A2	2,980,093
4,135	Pine-Richland School District, Pennsylvania, General Obligation Bonds, School Improvement Series 2005, 5.000%, 7/15/35 – AGM Insured	7/15 at 100.00	AA+	4,233,620
3,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding Bonds, Series 2002A, 5.500%, 9/01/15 – AGM Insured	No Opt. Call	AA+	3,429,060
1,070	Schuylkill Valley School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2006A, 5.000%, 4/01/22 – FGIC Insured	4/16 at 100.00	Aa3	1,143,841
800	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 5.000%, 9/15/33 – FGIC Insured	9/13 at 100.00	BBB	783,800
21,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School District, Series 2003, 5.500%, 6/01/28 – AGM Insured (UB)	No Opt. Call	AAA	24,497,970
445	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School District, Series 2003, 5.250%, 11/01/21 – FGIC Insured	11/13 at 100.00	A	462,951
65,615	Total Tax Obligation/General			67,747,976
	Tax Obligation/Limited – 4.3% (2.8% of Total Investments)
2,140	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A, 5.000%, 12/01/32 – NPFG Insured	12/18 at 100.00	AA	2,248,562
2,700	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%, 11/15/17 – AGM Insured	11/13 at 100.00	AA+	2,850,525
3,140	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/32 – FGIC Insured	No Opt. Call	BBB+	799,821
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.500%, 8/01/44	8/19 at 100.00	A+	2,822,150
1,625	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.500%, 8/01/42	2/20 at 100.00	A+	1,677,585
12,105	Total Tax Obligation/Limited			10,398,643
	Transportation – 16.6% (10.8% of Total Investments)
630	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds, Series 2003, 5.250%, 7/01/17	7/13 at 100.00	A2	666,263
400	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40	1/20 at 100.00	A–	412,552
2,035	Lehigh-Northampton Airport Authority, Pennsylvania, Airport Revenue Bonds, Lehigh Valley Airport System, Series 2000A, 6.000%, 5/15/30 – NPFG Insured (Alternative Minimum Tax)	11/11 at 100.00	Baa1	2,035,224
5,400	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street Station Parking Garage, Series 2002, 5.800%, 6/01/23 – ACA Insured (Alternative Minimum Tax)	6/12 at 102.00	BBB+	5,490,126
1,200	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2010A, 5.000%, 12/01/38	No Opt. Call	Aa3	1,258,896
3,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue, Series 2011B, 5.000%, 12/01/41	12/21 at 100.00	AA	3,129,060
6,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38	12/27 at 100.00	A–	5,162,850

Nuveen Investments	61

Nuveen Pennsylvania Investment Quality Municipal Fund (continued)
NQP	Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$2,200	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2001R, 5.000%, 12/01/30 – AMBAC Insured	12/11 at 101.00	Aa3	$2,227,368
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A:
3,820	5.000%, 12/01/22 – AMBAC Insured	6/16 at 100.00	Aa3	4,129,840
2,930	5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	Aa3	3,133,869
750	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series 2009B-1, 5.000%, 12/01/37	12/19 at 100.00	A–	759,668
5,000	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2001B, 5.250%, 6/15/31 – FGIC Insured (Alternative Minimum Tax)	12/11 at 101.00	A+	5,007,100
3,600	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2005A, 4.750%, 6/15/35 – NPFG Insured (Alternative Minimum Tax)	6/15 at 100.00	A+	3,601,584
3,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Subordinate Lien Series 2003D, 5.375%, 1/01/18	1/13 at 100.00	Ba1	2,767,500
40,565	Total Transportation			39,781,900
	U.S. Guaranteed – 16.9% (11.0% of Total Investments) (4)
1,400	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.250%, 5/01/20 (Pre-refunded 5/01/14) – NPFG Insured	5/14 at 100.00	A3 (4)	1,557,780
1,115	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2002, 5.250%, 11/01/15 (Pre-refunded 11/01/12) – AMBAC Insured	11/12 at 100.00	N/R (4)	1,166,859
5,000	Erie Water Authority, Pennsylvania, Water Revenue Bonds, Series 2001A, 5.200%, 12/01/30 (Pre-refunded 12/01/11) – NPFG Insured	12/11 at 100.00	A3 (4)	5,020,850
6,275	Hempfield Area School District, Westmoreland County, Pennsylvania, General Obligation Bonds, Series 2002, 5.375%, 2/15/18 (Pre-refunded 2/15/12) – FGIC Insured	2/12 at 100.00	A+ (4)	6,369,000
1,125	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33 (Pre-refunded 8/15/13)	8/13 at 100.00	AA+ (4)	1,223,516
680	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2002, 5.000%, 1/01/20 (Pre-refunded 1/01/13)	1/13 at 100.00	A1 (4)	714,850
1,500	Pennsylvania, General Obligation Bonds, First Series 2006, 5.000%, 10/01/18 (Pre-refunded 10/01/16)	10/16 at 100.00	Aa1 (4)	1,770,555
500	Pennsylvania, General Obligation Bonds, Second Series 2005, 5.000%, 1/01/18 (Pre-refunded 1/01/16)	1/16 at 100.00	Aa1 (4)	579,085
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne Charter High School, Series 2006A:
510	5.250%, 1/01/27 (Pre-refunded 1/01/17)	1/17 at 100.00	N/R (4)	597,113
860	5.375%, 1/01/32 (Pre-refunded 1/01/17)	1/17 at 100.00	N/R (4)	1,012,177
565	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	BBB (4)	704,990
	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2001A:
5,525	5.375%, 11/01/20 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	A1 (4)	5,805,781
3,185	5.000%, 11/01/31 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	A1 (4)	3,334,950
1,615	Sayre Health Care Facility Authority, Pennsylvania, Revenue Bonds, Latrobe Area Hospital, Series 2002A, 5.250%, 7/01/13 (Pre-refunded 7/01/12) – AMBAC Insured	7/12 at 100.00	N/R (4)	1,668,812
960	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)	11/14 at 100.00	A2 (4)	1,084,627
1,465	Stroudsburg Area School District, Monroe County, Pennsylvania, General Obligation Bonds, Series 2001A, 5.000%, 4/01/18 (Pre-refunded 4/01/12) – AGM Insured	4/12 at 100.00	AA+ (4)	1,494,300

62	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$2,835	Warrington Township Municipal Authority, Bucks County, Pennsylvania, Water and Sewer Revenue Bonds, Series 1991, 7.100%, 12/01/21 (Pre-refunded 11/15/15) – FGIC Insured	11/15 at 100.00	N/R (4)	$3,367,923
2,570	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation Bonds, Series 1985A, 9.500%, 11/15/14 (ETM)	No Opt. Call	Aaa	3,006,026
37,685	Total U.S. Guaranteed			40,479,194
	Utilities – 6.1% (4.0% of Total Investments)
1,250	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured	No Opt. Call	BBB+	1,308,138
1,430	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured	2/15 at 100.00	A–	1,435,305
700	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 – AGM Insured	9/14 at 100.00	AA+	713,930
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series 2003, 5.375%, 7/01/19 – AGM Insured	7/13 at 100.00	AA+	2,096,060
5,490	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 – AMBAC Insured	10/17 at 100.00	BBB+	5,300,321
3,700	York County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, PSEG Power Project, Series 2001A, 5.500%, 9/01/20	3/12 at 101.00	Baa1	3,752,762
14,570	Total Utilities			14,606,516
	Water and Sewer – 9.0% (5.8% of Total Investments)
2,100	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A, 5.000%, 12/01/21 – NPFG Insured	12/15 at 100.00	A1	2,283,393
2,205	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue Bonds, Series 2004, 5.000%, 11/15/20 – AGM Insured	11/14 at 100.00	AA+	2,296,508
5,000	Delaware County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds, Philadelphia Water Company, Series 2001, 5.350%, 10/01/31 – AMBAC Insured (Alternative Minimum Tax)	10/12 at 100.00	AA–	5,037,300
2,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 – AGM Insured	7/14 at 100.00	AA+	1,896,460
1,600	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39	12/19 at 100.00	A	1,686,848
500	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	Baa3	526,040
3,500	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Bonds, Aqua Pennsylvania, Inc. Project, Series 2009A, 5.000%, 10/01/39	10/19 at 100.00	AA–	3,673,565
1,815	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2001A, 5.000%, 11/01/31 – FGIC Insured	11/12 at 100.00	A1	1,826,689
2,150	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%, 7/01/23 – AGM Insured	7/15 at 100.00	AA+	2,259,586
20,870	Total Water and Sewer			21,486,389
$360,668	Total Long-Term Investments (cost $353,970,340) –151.9%			363,261,951

Nuveen Investments	63

Nuveen Pennsylvania Investment Quality Municipal Fund (continued)
NQP	Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Short-Term Investments – 2.1% (1.4% of Total Investments)
	Tax Obligation/General – 2.1% (1.4% of Total Investments)
$5,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 3932, 0.250%, 6/29/12 (5)	No Opt. Call	N/R	$5,000,000
$5,000	Total Short-Term Investments (cost $5,000,000)			5,000,000
	Total Investments (cost $358,970,340) – 154.0%			368,261,951
	Floating Rate Obligations – (11.2)%			(26,665,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (47.0)% (6)			(112,500,000)
	Other Assets Less Liabilities – 4.2%			10,019,505
	Net Assets Applicable to Common Shares – 100%			$239,116,456

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(5)
Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short- term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.5%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.
64	Nuveen Investments

Nuveen Pennsylvania Premium Income Municipal Fund 2
NPY	Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 25.7% (17.5% of Total Investments)
$200	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28	No Opt. Call	Baa3	$210,310
1,245	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Duquesne University, Series 2004A, 5.000%, 3/01/19 – FGIC Insured	3/14 at 100.00	A–	1,321,045
1,140	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A, 4.750%, 2/15/26	2/16 at 100.00	Baa3	1,070,015
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
1,565	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A+	1,676,600
770	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A+	819,550
	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University, Series 2003:
1,705	5.250%, 8/01/19 – FGIC Insured	8/13 at 100.00	A1	1,804,538
1,350	5.250%, 8/01/20 – FGIC Insured	8/13 at 100.00	A1	1,428,813
1,000	5.250%, 8/01/21 – FGIC Insured	8/13 at 100.00	A1	1,058,380
	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon University, Series 2007-GG3:
725	5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	N/R	660,018
250	5.000%, 5/01/35 – RAAI Insured	5/17 at 100.00	N/R	223,045
3,060	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project, Series 2004, 5.000%, 11/01/24 – AMBAC Insured	11/14 at 100.00	N/R	2,857,183
1,575	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2006, 4.500%, 4/01/30 – RAAI Insured	4/16 at 100.00	BBB+	1,441,787
855	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2010, 5.625%, 4/01/40	4/20 at 100.00	BBB+	875,084
325	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 – RAAI Insured	5/17 at 100.00	N/R	308,958
4,085	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Series 2002W, 5.000%, 6/15/19 – AMBAC Insured	6/12 at 100.00	Aa2	4,176,953
4,200	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Series 2008AH, 5.000%, 6/15/33	6/18 at 100.00	Aa2	4,428,307
1,285	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series 2006, 4.750%, 5/01/31	5/16 at 100.00	A–	1,293,018
2,420	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series 2007A, 5.000%, 5/01/37 – NPFG Insured	11/17 at 100.00	A	2,493,907
750	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series 2011A, 5.250%, 5/01/41	5/21 at 100.00	A	788,063
3,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First Series of 2006, 5.000%, 4/01/21 – NPFG Insured	4/16 at 100.00	Aa3	3,261,930
1,845	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2002, 5.000%, 1/01/32	1/13 at 100.00	A1	1,857,657
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2010, 5.000%, 3/01/40	3/20 at 100.00	AA–	1,041,780
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania, Series 2005C, 5.000%, 7/15/38	7/15 at 100.00	AA+	2,071,960
1,310	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ursinus College, Series 2003, 5.500%, 1/01/24 – RAAI Insured	7/13 at 100.00	A–	1,338,217
700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2003, 5.400%, 7/15/36	7/13 at 100.00	BBB+	705,551
800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, York College Project, Series 2005EE1, 5.250%, 11/01/27 – SYNCORA GTY Insured	11/15 at 100.00	A	831,384

Nuveen Investments	65

Nuveen Pennsylvania Premium Income Municipal Fund 2 (continued)
NPY	Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,000	Pennsylvania Higher Educational Facilities Authority, University of the Sciences in Philadelphia Revenue Bonds, Series 2005, 4.750%, 11/01/33 – SYNCORA GTY Insured	5/15 at 100.00	A3	$1,010,750
2,000	Pennsylvania State University, General Revenue Bonds, Series 2010, 5.000%, 3/01/35	3/20 at 100.00	Aa1	2,151,460
10,600	Pennsylvania State University, General Revenue Bonds, Series 2007A, 4.500%, 8/15/36 (UB)	8/16 at 100.00	AA	10,729,214
530	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter School Project, Series 2010, 6.000%, 8/01/35	8/20 at 100.00	BBB+	556,601
1,545	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Montgomery County Community College, Series 2005, 5.000%, 5/01/18 – AMBAC Insured	5/15 at 100.00	Aa2	1,710,253
750	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds, Bucknell University, Series 2002A, 5.250%, 4/01/19	4/13 at 100.00	Aa2	794,663
300	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2010, 5.000%, 11/01/40	11/20 at 100.00	A	307,983
55,885	Total Education and Civic Organizations			57,304,977
	Health Care – 21.3% (14.5% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General Hospital, Series 2005A:
1,150	5.000%, 4/01/25	4/15 at 100.00	Ba2	1,000,788
1,455	5.125%, 4/01/35	4/15 at 100.00	Ba2	1,094,393
2,070	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Series 2011, 5.375%, 12/01/41	12/21 at 100.00	AA–	2,125,021
1,640	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2011, 7.000%, 11/15/46	11/21 at 100.00	A–	1,801,622
1,200	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health Center Project, Series 2010A, 7.000%, 7/01/27	7/20 at 100.00	Baa3	1,218,756
395	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2007, 5.000%, 11/01/37 – CIFG Insured	11/17 at 100.00	Aa3	397,133
835	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg Hospital Project, Series 2010, 5.375%, 7/01/42	No Opt. Call	A2	837,229
1,885	Lancaster County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Lancaster General Hospital Project, Series 2007A, 5.000%, 3/15/26	3/17 at 100.00	AA–	1,961,814
5,000	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan Hospital Project, Series 2002, 5.900%, 11/15/28	11/12 at 101.00	BB+	4,430,150
2,990	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured	7/18 at 100.00	AA+	3,050,069
1,250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2004A, 5.500%, 11/01/24	11/14 at 100.00	A	1,272,538
4,505	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2007, 5.000%, 11/01/30 – AGC Insured	11/17 at 100.00	AA+	4,676,235
2,500	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System Project, Series 2009, 5.500%, 7/01/28	7/19 at 100.00	BBB+	2,482,275
650	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.125%, 1/01/37	1/17 at 100.00	A–	630,292
2,000	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital, Series 2002A, 5.000%, 6/01/22	6/12 at 101.00	A	2,039,360
565	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38	8/20 at 100.00	AA	584,069
	Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint Lukes Hospital Project, Series 2008A:
1,235	5.250%, 8/15/23	8/18 at 100.00	A3	1,273,137
1,000	5.500%, 8/15/35	8/18 at 100.00	A3	994,000

66	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$650	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	No Opt. Call	Baa1	$676,637
3,575	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40	5/20 at 100.00	AA	3,635,811
695	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Children’s Hospital of Philadelphia, Tender Option Bond Trust 3975, 13.530%, 7/01/19 (IF)	No Opt. Call	AA	740,516
10	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23	11/11 at 100.00	BBB–	9,999
	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and Warne Clinic, Series 1998:
2,000	5.500%, 7/01/18	1/12 at 100.00	N/R	1,875,500
2,000	5.625%, 7/01/24	1/12 at 100.00	N/R	1,705,580
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
475	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	BBB–	428,901
330	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	BBB–	293,033
	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding and Improvement Series 2011:
1,365	6.875%, 8/01/31	No Opt. Call	BBB+	1,434,042
1,135	7.000%, 8/01/41	No Opt. Call	BBB+	1,182,420
1,720	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2011, 6.500%, 1/01/36	1/21 at 100.00	BBB+	1,816,389
1,300	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.750%, 1/01/41 (WI/DD, Settling 11/30/11)	1/22 at 100.00	BBB+	1,295,320
575	Westmoreland County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Excela Health Project, Series 2010A, 5.125%, 7/01/30	7/20 at 100.00	A3	574,960
48,155	Total Health Care			47,537,989
	Housing/Multifamily – 3.9% (2.7% of Total Investments)
2,000	Delaware County Industrial Development Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Darby Townhouses Project, Series 2002A, 5.500%, 4/01/32 (Mandatory put 4/01/22) (Alternative Minimum Tax)	4/12 at 100.00	AA+	2,009,460
750	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43	No Opt. Call	BBB–	749,925
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc., Student Housing Project, Series 2005A:
2,035	5.000%, 7/01/19 – SYNCORA GTY Insured	7/15 at 100.00	BBB+	2,093,852
3,400	5.000%, 7/01/37 – SYNCORA GTY Insured	7/15 at 100.00	BBB+	3,136,738
740	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa3	658,970
8,925	Total Housing/Multifamily			8,648,945
	Housing/Single Family – 6.7% (4.6% of Total Investments)
3,900	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-95A, 4.900%, 10/01/37 (Alternative Minimum Tax) (UB)	10/15 at 100.00	AA+	3,900,546
730	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A, 4.950%, 10/01/26 (Alternative Minimum Tax) (UB)	4/15 at 100.00	AA+	734,869
2,720	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A, 5.150%, 10/01/37 (Alternative Minimum Tax) (UB)	10/15 at 100.00	AA+	2,731,832
1,355	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A, 4.600%, 10/01/27 (Alternative Minimum Tax) (UB)	10/16 at 100.00	AA+	1,350,867
1,430	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A, 4.850%, 10/01/31 (Alternative Minimum Tax) (UB)	10/16 at 100.00	AA+	1,421,821

Nuveen Investments	67

Nuveen Pennsylvania Premium Income Municipal Fund 2 (continued)
NPY	Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
$355	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2008-103-C, 5.200%, 10/01/28	10/17 at 100.00	AA+	$367,918
2,400	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2011-112, 5.000%, 10/01/25	10/20 at 100.00	AA+	2,517,816
1,820	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds Trust 3950, 12.521%, 4/01/27 (IF)	4/21 at 100.00	AA+	1,816,269
140	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1997A, 6.200%, 10/01/21 (Alternative Minimum Tax)	4/12 at 100.00	Aa1	140,217
14,850	Total Housing/Single Family			14,982,155
	Industrials – 2.2% (1.5% of Total Investments)
2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Amtrak Project, Series 2001A, 6.250%, 11/01/31 (Alternative Minimum Tax)	5/12 at 100.00	A1	2,001,940
2,750	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002, 5.500%, 7/01/17 – AMBAC Insured	7/12 at 101.00	A1	2,850,045
4,750	Total Industrials			4,851,985
	Long-Term Care – 5.9% (4.0% of Total Investments)
1,500	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.375%, 1/01/39	1/19 at 100.00	N/R	1,546,290
4,905	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries, Series 2007, 5.000%, 1/01/36	1/17 at 100.00	N/R	4,392,133
1,000	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc., Series 2003A, 5.000%, 12/01/22 – RAAI Insured	12/12 at 100.00	BBB+	1,001,210
500	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc. Project, Series 2010, 5.000%, 6/01/21	6/17 at 100.00	BBB	496,975
	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes Project, Series 2006:
1,565	5.000%, 11/01/31	11/16 at 100.00	A	1,570,149
230	5.000%, 11/01/36	11/16 at 100.00	A	226,610
	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Dr. Gertrude A. Barber Center Inc., Series 2000:
1,000	6.150%, 12/01/20 – RAAI Insured	2/12 at 100.00	BBB	1,001,560
2,000	5.900%, 12/01/30 – RAAI Insured	12/11 at 100.00	BBB	2,000,020
1,230	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services Inc., Series 1998A, 5.250%, 6/01/28	12/11 at 100.00	BB	983,151
13,930	Total Long-Term Care			13,218,098
	Materials – 2.2% (1.5% of Total Investments)
1,190	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)	12/15 at 100.00	BBB	1,214,526
4,500	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)	5/12 at 100.00	N/R	3,790,575
5,690	Total Materials			5,005,101
	Tax Obligation/General – 15.9% (10.8% of Total Investments)
3,000	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2009, 5.000%, 8/01/29	8/19 at 100.00	Aa2	3,377,760
	Harrisburg Redevelopment Authority, Dauphin County, Pennsylvania, Guaranteed Revenue Bonds, Series 1998B:
1,750	0.000%, 5/01/22 – AGM Insured	5/16 at 75.56	AA–	854,070
2,750	0.000%, 11/01/22 – AGM Insured	5/16 at 73.64	AA–	1,290,163
2,750	0.000%, 5/01/23 – AGM Insured	5/16 at 71.71	AA–	1,239,618

68	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$260	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2007, 5.000%, 9/01/23	9/17 at 100.00	Aaa	$292,185
2,115	Owen J. Roberts School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 5/15/24 – AGM Insured	5/16 at 100.00	Aa2	2,357,442
4,835	Pennsylvania State, General Obligation Bonds, Series 2007, Residuals 1986, 12.902%, 3/01/15 (IF)	No Opt. Call	Aa1	5,749,395
1,500	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%,6/01/34 – FGIC Insured	No Opt. Call	Aa2	1,620,975
3,775	Pine-Richland School District, Pennsylvania, General Obligation Bonds, School Improvement Series 2005, 5.000%, 7/15/35 – AGM Insured	7/15 at 100.00	AA+	3,865,034
2,700	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – AGM Insured	No Opt. Call	AA+	3,039,255
6,710	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B, 0.000%, 1/15/32 – FGIC Insured	No Opt. Call	A	2,369,301
2,250	Scranton Parking Authority, Pennsylvania , Guaranteed Revenue Bonds, Series 2007, 5.250%,6/01/39 – RAAI Insured	6/17 at 100.00	N/R	2,053,553
940	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 5.000%, 9/15/33 – FGIC Insured	9/13 at 100.00	BBB	920,965
	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School District, Series 2003:
360	5.250%, 11/01/21 – FGIC Insured	11/13 at 100.00	A	374,522
490	5.250%, 11/01/22 – FGIC Insured	11/13 at 100.00	A	502,716
1,500	State Public School Building Authority, Pennsylvania, School Revenue Bonds, York City School District, Series 2003, 4.000%, 5/01/21 – AGM Insured	5/13 at 100.00	Aa3	1,519,305
1,400	Woodland Hills School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2005D, 5.000%, 9/01/17 – AGM Insured	9/15 at 100.00	AA+	1,580,838
2,400	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 – NPFG Insured	12/15 at 100.00	AA	2,485,392
41,485	Total Tax Obligation/General			35,492,489
	Tax Obligation/Limited – 7.3% (5.0% of Total Investments)
1,500	Erie County Convention Center Authority, Pennsylvania, Convention Center Revenue Bonds, Series2005, 5.000%, 1/15/36 – FGIC Insured	1/15 at 100.00	AA–	1,526,310
1,950	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A, 5.000%, 12/01/32 – NPFG Insured	12/18 at 100.00	AA	2,048,924
5,015	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%, 11/15/17 – AGM Insured	11/13 at 100.00	AA+	5,294,586
6,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	Baa1	6,309,060
2,880	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/32 – FGIC Insured	No Opt. Call	BBB+	733,594
435	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A3	472,636
17,780	Total Tax Obligation/Limited			16,385,110
	Transportation – 20.2% (13.8% of Total Investments)
650	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds, Series 2003, 5.250%, 7/01/17	7/13 at 100.00	A2	687,414
1,480	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40	1/20 at 100.00	A–	1,526,442
4,600	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street Station Parking Garage, Series 2002, 5.875%, 6/01/33 – ACA Insured (Alternative Minimum Tax)	6/12 at 102.00	BBB+	4,633,074
2,200	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2010A, 5.000%, 12/01/38	No Opt. Call	Aa3	2,307,976

Nuveen Investments	69

Nuveen Pennsylvania Premium Income Municipal Fund 2 (continued)
NPY	Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$5,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38	12/27 at 100.00	A–	$4,302,375
3,575	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2001R, 5.000%, 12/01/30 – AMBAC Insured	12/11 at 101.00	Aa3	3,619,473
2,680	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	Aa3	2,866,474
1,400	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series 2009B-1, 5.000%, 12/01/37	12/19 at 100.00	A–	1,418,046
3,250	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2005A, 4.750%, 6/15/35 – NPFG Insured (Alternative Minimum Tax)	6/15 at 100.00	A+	3,251,430
12,500	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds, Philadelphia Airport System Project, Series 2001A, 5.250%, 7/01/28 – FGIC Insured (Alternative Minimum Tax)	1/12 at 101.00	A+	12,521,375
2,000	Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds, Series 2005B, 5.000%, 12/01/23 – FGIC Insured	12/15 at 100.00	BBB	2,048,080
6,700	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2003B, 5.000%, 1/01/33 – AMBAC Insured	1/13 at 100.00	Baa3	6,024,506
46,535	Total Transportation			45,206,665
	U.S. Guaranteed – 19.4% (13.2% of Total Investments) (4)
1,200	Butler County, Pennsylvania, General Obligation Bonds, Series 2003, 5.250%, 7/15/23 (Pre-refunded 7/15/13) – FGIC Insured	7/13 at 100.00	A+ (4)	1,299,096
1,615	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.250%, 5/01/23 (Pre-refunded 5/01/14) – NPFG Insured	5/14 at 100.00	A3 (4)	1,797,011
1,230	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2002, 5.250%, 11/01/16 (Pre-refunded 11/01/12) – AMBAC Insured	11/12 at 100.00	N/R (4)	1,287,207
2,600	Norristown Area School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2003, 5.000%, 9/01/24 (Pre-refunded 3/01/13) – FGIC Insured	3/13 at 100.00	N/R (4)	2,758,938
610	Pennsylvania Higher Educational Facilities Authority, College Revenue Bonds, Ninth Series 1976, 7.625%, 7/01/15 (ETM)	No Opt. Call	Aaa	691,191
3,905	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2002, 5.000%, 1/01/32 (Pre-refunded 1/01/13)	1/13 at 100.00	A1 (4)	4,105,131
3,200	Pennsylvania, General Obligation Bonds, First Series 2006, 5.000%, 10/01/18 (Pre-refunded 10/01/16)	10/16 at 100.00	Aa1 (4)	3,777,184
1,000	Pennsylvania, General Obligation Bonds, Second Series 2005, 5.000%, 1/01/18 (Pre-refunded 1/01/16)	1/16 at 100.00	Aa1 (4)	1,158,170
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne Charter High School, Series 2006A:
470	5.250%, 1/01/27 (Pre-refunded 1/01/17)	1/17 at 100.00	N/R (4)	550,281
790	5.375%, 1/01/32 (Pre-refunded 1/01/17)	1/17 at 100.00	N/R (4)	929,791
	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Presbyterian Medical Center of Philadelphia, Series 1993:
225	6.500%, 12/01/11 (ETM)	No Opt. Call	AA+ (4)	226,186
3,740	6.650%, 12/01/19 (ETM)	No Opt. Call	AA+ (4)	4,614,075
1,970	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured (ETM)	No Opt. Call	A3 (4)	2,460,156
	Sayre Health Care Facility Authority, Pennsylvania, Revenue Bonds, Latrobe Area Hospital, Series 2002A:
1,700	5.250%, 7/01/14 (Pre-refunded 7/01/12) – AMBAC Insured	7/12 at 100.00	N/R (4)	1,756,644
1,200	5.250%, 7/01/15 (Pre-refunded 7/01/12) – AMBAC Insured	7/12 at 100.00	N/R (4)	1,239,984
1,015	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)	11/14 at 100.00	A2 (4)	1,146,767

70	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
	State Public School Building Authority, Berkes County, Pennsylvania, School Revenue Bonds, Brandywine Heights Area School District, Series 2003:
$1,930	5.000%, 2/01/20 (Pre-refunded 2/01/13) – FGIC Insured	2/13 at 100.00	Aa3 (4)	$2,038,273
1,955	5.000%, 2/01/21 (Pre-refunded 2/01/13) – FGIC Insured	2/13 at 100.00	Aa3 (4)	2,064,676
4,050	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School District, Series 2003, 5.000%, 6/01/33 (Pre-refunded 6/01/13) – AGM Insured	6/13 at 100.00	AA+ (4)	4,345,610
1,535	Stroudsburg Area School District, Monroe County, Pennsylvania, General Obligation Bonds, Series 2001A, 5.000%, 4/01/19 (Pre-refunded 4/01/12) – AGM Insured	4/12 at 100.00	AA+ (4)	1,565,700
2,500	West Cornwall Township Municipal Authority, Pennsylvania, College Revenue Bonds, Elizabethtown College Project, Series 2001, 5.900%, 12/15/18 (Pre-refunded 12/15/11)	12/11 at 100.00	BBB+ (4)	2,517,475
785	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation Bonds, Series 1985A, 9.500%, 11/15/14 (ETM)	No Opt. Call	Aaa	918,183
39,225	Total U.S. Guaranteed			43,247,729
	Utilities – 5.4% (3.7% of Total Investments)
1,125	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured	No Opt. Call	BBB+	1,177,324
2,000	Indiana County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, PSEG Power LLC, Series 2001A, 5.850%, 6/01/27 (Alternative Minimum Tax)	6/12 at 101.00	Baa1	2,018,920
2,150	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured	2/15 at 100.00	A–	2,157,977
700	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 – AGM Insured	9/14 at 100.00	AA+	713,930
1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series 2003, 5.375%, 7/01/19 – AGM Insured	7/13 at 100.00	AA+	1,048,030
5,050	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 – AMBAC Insured	10/17 at 100.00	BBB+	4,875,523
12,025	Total Utilities			11,991,704
	Water and Sewer – 10.5% (7.2% of Total Investments)
	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A:
1,900	5.000%, 12/01/21 – NPFG Insured	12/15 at 100.00	A1	2,065,927
2,120	5.000%, 12/01/23 – NPFG Insured	12/15 at 100.00	A1	2,273,149
545	5.000%, 12/01/30 – NPFG Insured	12/15 at 100.00	A1	564,560
2,500	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue Bonds, Series 2004, 5.000%, 11/15/20 – AGM Insured	11/14 at 100.00	AA+	2,603,750
4,000	Bucks County Industrial Development Authority, Pennsylvania, Water Facility Revenue Bonds, Pennsylvania Suburban Water Company, Series 2002, 5.550%, 9/01/32 – NPFG Insured (Alternative Minimum Tax)	3/12 at 100.00	AA–	4,013,160
2,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 – AGM Insured	7/14 at 100.00	AA+	1,896,460
1,600	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39	12/19 at 100.00	A	1,686,848
	Norristown Municipal Waste Authority, Pennsylvania, Sewer Revenue Bonds, Series 2003:
1,140	5.125%, 11/15/22 – FGIC Insured	11/13 at 100.00	N/R	1,162,298
2,535	5.125%, 11/15/23 – FGIC Insured	11/13 at 100.00	N/R	2,578,982
500	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	Baa3	526,040
2,000	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%, 7/01/23 – AGM Insured	7/15 at 100.00	AA+	2,101,940

Nuveen Investments	71

Nuveen Pennsylvania Premium Income Municipal Fund 2 (continued)
NPY	Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$2,000	Unity Township Municipal Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.000%, 12/01/34 – AGM Insured	12/14 at 100.00	AA+	$2,044,880
22,840	Total Water and Sewer			23,517,994
$332,075	Total Investments (cost $316,619,404) – 146.6%			327,390,941
	Floating Rate Obligations – (5.4)%			(12,140,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (44.8)% (5)			(100,000,000)
	Other Assets Less Liabilities – 3.6%			8,072,077
	Net Assets Applicable to Common Shares – 100%			$223,323,018

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(5)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.5%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

72	Nuveen Investments

Nuveen Pennsylvania Dividend Advantage Municipal Fund
NXM	Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 2.3% (1.6% of Total Investments)
$1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)	No Opt. Call	AA–	$1,112,810
	Education and Civic Organizations – 24.8% (17.0% of Total Investments)
100	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28	No Opt. Call	Baa3	105,155
235	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A, 4.750%, 2/15/26	2/16 at 100.00	Baa3	220,573
700	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Immaculata University, Series 2005, 5.500%, 10/15/25	10/15 at 102.00	N/R	674,891
720	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2007A, 6.375%, 12/15/37	12/17 at 100.00	BB+	641,563
300	Delaware County Authority, Pennsylvania, General Revenue Bonds, Eastern University, Series 2006, 4.500%, 10/01/27 – RAAI Insured	10/16 at 100.00	N/R	264,081
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
295	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A+	316,036
145	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A+	154,331
160	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon University, Series 2007-GG3, 5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	N/R	145,659
200	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2010, 5.625%, 4/01/40	4/20 at 100.00	BBB+	204,698
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Hill School, Series 2005, 5.000%, 8/15/27 – NPFG Insured	8/15 at 100.00	A1	1,038,520
75	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 – RAAI Insured	5/17 at 100.00	N/R	71,298
1,000	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Series 2002W, 5.000%, 6/15/19 – AMBAC Insured	6/12 at 100.00	Aa2	1,022,510
900	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Series 2008AH, 5.000%, 6/15/33	6/18 at 100.00	Aa2	948,924
500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Mount Aloysius College Project, Series 2011R-1, 5.000%, 11/01/35 (WI/DD, Settling 11/15/11)	11/21 at 100.00	A–	494,145
220	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series 2006, 4.750%, 5/01/31	5/16 at 100.00	A–	221,373
540	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series 2007A, 5.000%, 5/01/37 – NPFG Insured	11/17 at 100.00	A	556,492
1,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Moravian College, Series 2001, 5.375%, 7/01/31 – RAAI Insured	1/12 at 100.00	N/R	1,466,934
700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First Series of 2006, 5.000%, 4/01/21 – NPFG Insured	4/16 at 100.00	Aa3	761,117
350	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2002, 5.500%, 1/01/16	1/13 at 100.00	A1	364,980
1,000	Pennsylvania State University, General Revenue Bonds, Series 2010, 5.000%, 3/01/35	3/20 at 100.00	Aa1	1,075,730
470	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36	1/13 at 102.00	N/R	353,365
110	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter School Project, Series 2010, 6.000%, 8/01/35	8/20 at 100.00	BBB+	115,521
230	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006, 6.250%, 5/01/33	5/16 at 100.00	BBB–	212,890
500	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Northampton County Area Community College, Series 2011, 5.500%, 3/01/31	3/21 at 100.00	A1	534,780

Nuveen Investments	73

Nuveen Pennsylvania Dividend Advantage Municipal Fund (continued)
NXM	Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$150	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2010, 5.000%, 11/01/40	11/20 at 100.00	A	$153,992
12,100	Total Education and Civic Organizations			12,119,558
	Health Care – 18.5% (12.7% of Total Investments)
550	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General Hospital, Series 2005A, 5.125%, 4/01/35	4/15 at 100.00	Ba2	413,688
455	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series 2005, 6.000%, 11/15/16	No Opt. Call	Ca	433,720
445	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Series 2011, 5.375%, 12/01/41	12/21 at 100.00	AA–	456,828
200	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health Center Project, Series 2010A, 7.000%, 7/01/27	7/20 at 100.00	Baa3	203,126
80	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2007, 5.000%, 11/01/37 – CIFG Insured	11/17 at 100.00	Aa3	80,432
835	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg Hospital Project, Series 2010, 5.375%, 7/01/42	No Opt. Call	A2	837,229
230	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton County Medical Center Project, Series 2006, 5.900%, 7/01/40	7/16 at 100.00	N/R	199,012
600	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan Hospital Project, Series 2002, 5.900%, 11/15/28	11/12 at 101.00	BB+	531,618
650	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured	7/18 at 100.00	AA+	663,059
250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2004A, 5.500%, 11/01/24	11/14 at 100.00	A	254,508
1,025	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2007, 5.000%, 11/01/37 – AGC Insured	11/17 at 100.00	AA+	1,049,795
140	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.125%, 1/01/37	1/17 at 100.00	A–	135,755
165	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38	8/20 at 100.00	AA	170,569
1,495	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40	5/20 at 100.00	AA	1,520,430
230	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Children’s Hospital of Philadelphia, Tender Option Bond Trust 3975, 13.530%, 7/01/19 (IF)	No Opt. Call	AA	245,063
25	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and Warne Clinic, Series 1998, 5.625%, 7/01/24	1/12 at 100.00	N/R	21,320
625	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2011, 6.500%, 1/01/36	1/21 at 100.00	BBB+	660,025
420	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.750%, 1/01/41 (WI/DD, Settling 11/30/11)	1/22 at 100.00	BBB+	418,488
750	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2001, 6.250%, 1/01/32	1/12 at 100.00	BBB+	750,353
9,170	Total Health Care			9,045,018
	Housing/Multifamily – 1.8% (1.2% of Total Investments)
150	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43	No Opt. Call	BBB–	149,985
700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA GTY Insured	7/15 at 100.00	BBB+	645,799
100	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa3	89,050
950	Total Housing/Multifamily			884,834

74	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Single Family – 7.3% (5.0% of Total Investments)
$765	Allegheny County Residential Finance Authority, Pennsylvania, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1998DD-2, 5.400%, 11/01/29(Alternative Minimum Tax)	5/12 at 100.00	Aaa	$765,230
475	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-95A, 4.900%, 10/01/37 (Alternative Minimum Tax) (UB)	10/15 at 100.00	AA+	475,066
265	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A, 4.950%, 10/01/26 (Alternative Minimum Tax) (UB)	4/15 at 100.00	AA+	266,767
580	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A, 5.150%, 10/01/37 (Alternative Minimum Tax) (UB)	10/15 at 100.00	AA+	582,522
375	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A, 4.850%, 10/01/31 (Alternative Minimum Tax) (UB)	10/16 at 100.00	AA+	372,854
400	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2011-112, 5.000%, 10/01/25	10/20 at 100.00	AA+	419,636
665	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds Trust 3950, 12.521%, 4/01/27 (IF)	4/21 at 100.00	AA+	663,637
3,525	Total Housing/Single Family			3,545,712
	Industrials – 6.7% (4.6% of Total Investments)
2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Amtrak Project, Series 2001A, 6.250%, 11/01/31 (Alternative Minimum Tax)	5/12 at 100.00	A1	2,001,940
1,250	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002, 5.500%, 7/01/17 – AMBAC Insured	7/12 at 101.00	A1	1,295,475
3,250	Total Industrials			3,297,415
	Long-Term Care – 20.3% (13.9% of Total Investments)
	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Lutheran Community at Telford Center, Series 2007:
220	5.750%, 1/01/27	1/17 at 100.00	N/R	192,018
360	5.750%, 1/01/37	1/17 at 100.00	N/R	291,193
1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.375%, 1/01/39	1/19 at 100.00	N/R	1,030,860
220	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries, Series 2007, 5.000%, 1/01/36	1/17 at 100.00	N/R	196,997
230	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc. Project, Series 2010, 5.000%, 6/01/21	6/17 at 100.00	BBB	228,609
200	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes Project, Series 2006, 5.000%, 11/01/36	11/16 at 100.00	A	197,052
2,100	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Willow Valley Retirement Communities Project, Series 2001, 5.875%, 6/01/31	12/11 at 100.00	A–	2,100,735
185	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project, Series 2008A, 6.375%, 7/01/30	7/17 at 100.00	N/R	185,344
785	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26	12/14 at 100.00	N/R	720,434
	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services Inc., Series 1998A:
1,240	5.250%, 6/01/14	6/14 at 100.00	BB	1,224,661
50	5.125%, 6/01/18	6/18 at 100.00	BB	46,438
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Corporation for the Aging Project, Series 2001B:
670	5.250%, 7/01/23 – AMBAC Insured	7/13 at 100.00	Baa1	677,015
2,875	5.250%, 7/01/31 – AMBAC Insured	1/12 at 101.00	Baa1	2,811,003
10,135	Total Long-Term Care			9,902,359

Nuveen Investments	75

Nuveen Pennsylvania Dividend Advantage Municipal Fund (continued)
NXM	Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Materials – 2.5% (1.7% of Total Investments)
$350	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States Steel Corporation, Series 2005, 5.500%, 11/01/16	No Opt. Call	BB	$358,841
210	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)	12/15 at 100.00	BBB	214,328
750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)	5/12 at 100.00	N/R	631,763
1,310	Total Materials			1,204,932
	Tax Obligation/General – 16.7% (11.4% of Total Investments)
500	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65, 5.375%, 5/01/31	5/21 at 100.00	A+	514,995
500	Heidelberg, Lebanon County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2011, 5.125%, 12/01/46	12/16 at 100.00	A	506,175
1,000	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2008B, 5.000%, 12/15/27 – AGM Insured	6/18 at 100.00	AA+	977,760
375	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%, 6/01/34 – FGIC Insured	No Opt. Call	Aa2	405,244
840	Pine-Richland School District, Pennsylvania, General Obligation Bonds, School Improvement Series 2005, 5.000%, 7/15/35 – AGM Insured	7/15 at 100.00	AA+	860,034
3,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding Bonds, Series 2002A, 5.500%, 9/01/14 – AGM Insured	No Opt. Call	AA+	3,343,290
2,220	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B, 0.000%, 1/15/32 – FGIC Insured	No Opt. Call	A	783,882
160	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 5.000%, 9/15/33 – FGIC Insured	9/13 at 100.00	BBB	156,760
600	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 – NPFG Insured	12/15 at 100.00	AA	621,348
9,195	Total Tax Obligation/General			8,169,488
	Tax Obligation/Limited – 13.8% (9.5% of Total Investments)
1,000	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	No Opt. Call	N/R	950,600
450	Erie County Convention Center Authority, Pennsylvania, Convention Center Revenue Bonds, Series 2005, 5.000%, 1/15/36 – FGIC Insured	1/15 at 100.00	AA–	457,893
425	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A, 5.000%, 12/01/32 – NPFG Insured	12/18 at 100.00	AA	446,560
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%, 7/15/18 – AGM Insured	No Opt. Call	AA+	1,185,660
1,000	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%, 11/15/17 – AGM Insured	11/13 at 100.00	AA+	1,055,750
1,500	Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds, Philadelphia Neighborhood Transformation Initiative, Series 2002A, 5.500%, 4/15/19 – FGIC Insured	4/12 at 100.00	A2	1,523,130
750	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/33 – NPFG Insured	No Opt. Call	Baa1	749,460
630	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/32 – FGIC Insured	No Opt. Call	BBB+	160,474
245	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2006A, 5.450%, 7/01/35	7/17 at 100.00	N/R	220,091
7,000	Total Tax Obligation/Limited			6,749,618

76	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation – 12.5% (8.6% of Total Investments)
$130	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds, Series 2003, 5.250%, 7/01/17	7/13 at 100.00	A2	$137,483
680	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40	1/20 at 100.00	A–	701,338
1,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street Station Parking Garage, Series 2002, 5.875%, 6/01/33 – ACA Insured (Alternative Minimum Tax)	6/12 at 102.00	BBB+	1,007,190
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2010A:
880	0.000%, 12/01/34	12/20 at 100.00	AA	721,389
250	5.000%, 12/01/38	No Opt. Call	Aa3	262,270
420	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	Aa3	449,224
150	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series 2009B-1, 5.000%, 12/01/37	12/19 at 100.00	A–	151,934
1,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA–	849,310
1,820	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds, Philadelphia Airport System Project, Series 2001A, 5.250%, 7/01/28 – FGIC Insured (Alternative Minimum Tax)	1/12 at 101.00	A+	1,823,112
6,330	Total Transportation			6,103,250
	U.S. Guaranteed – 10.8% (7.4% of Total Investments) (4)
1,000	Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds, Wesley Affiliated Services Inc., Series 2002A, 7.125%, 1/01/25 (Pre-refunded 1/01/13)	1/13 at 101.00	N/R (4)	1,086,900
300	Pennsylvania, General Obligation Bonds, First Series 2006, 5.000%, 10/01/18 (Pre-refunded 10/01/16)	10/16 at 100.00	Aa1 (4)	354,111
255	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne Charter High School, Series 2006A, 5.250%, 1/01/27 (Pre-refunded 1/01/17)	1/17 at 100.00	N/R (4)	298,557
350	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998, 5.250%, 8/01/18 (Pre-refunded 8/01/13) – AGM Insured	8/13 at 100.00	AA+ (4)	379,495
130	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	BBB (4)	162,210
1,700	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%, 8/01/18 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	Aa2 (4)	1,768,578
170	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)	11/14 at 100.00	A2 (4)	192,069
1,000	Washington County Hospital Authority, Pennsylvania, Revenue Bonds, Monongahela Valley Hospital Project, Series 2002, 5.500%, 6/01/17 (Pre-refunded 6/01/12)	6/12 at 101.00	Baa1 (4)	1,040,780
4,905	Total U.S. Guaranteed			5,282,700
	Utilities – 3.5% (2.4% of Total Investments)
500	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured	No Opt. Call	BBB+	523,255
140	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 – AGM Insured	9/14 at 100.00	AA+	142,786
1,105	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 – AMBAC Insured	10/17 at 100.00	BBB+	1,066,822
1,745	Total Utilities			1,732,863

Nuveen Investments	77

Nuveen Pennsylvania Dividend Advantage Municipal Fund (continued)
NXM	Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 4.4% (3.0% of Total Investments)
$500	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue Bonds, Series 2004, 5.000%, 11/15/20 – AGM Insured	11/14 at 100.00	AA+	$520,750
600	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 – AGM Insured	7/14 at 100.00	AA+	568,938
400	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39	12/19 at 100.00	A	421,712
100	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	Baa3	105,208
500	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Bonds, Aqua Pennsylvania, Inc. Project, Series 2009A, 5.000%, 10/01/39	10/19 at 100.00	AA–	524,795
2,100	Total Water and Sewer			2,141,403
$72,715	Total Investments (cost $70,031,442) – 145.9%			71,291,960
	Floating Rate Obligations – (2.1)%			(1,010,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (47.5)% (5)			(23,190,000)
	Other Assets Less Liabilities – 3.7%			1,763,991
	Net Assets Applicable to Common Shares – 100%			$48,855,951

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.5%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

78	Nuveen Investments

Nuveen Pennsylvania Dividend Advantage Municipal Fund 2
NVY	Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 16.9% (11.2% of Total Investments)
$1,000	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28	No Opt. Call	Baa3	$1,051,550
800	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Immaculata University, Series 2005, 5.500%, 10/15/25	10/15 at 102.00	N/R	771,304
720	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2007A, 6.375%, 12/15/37	12/17 at 100.00	BB+	641,563
450	Delaware County Authority, Pennsylvania, General Revenue Bonds, Eastern University, Series 2006, 4.500%, 10/01/27 – RAAI Insured	10/16 at 100.00	N/R	396,122
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
340	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A+	364,245
165	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A+	175,618
180	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon University, Series 2007-GG3, 5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	N/R	163,867
200	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2010, 5.625%, 4/01/40	4/20 at 100.00	BBB+	204,698
80	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 – RAAI Insured	5/17 at 100.00	N/R	76,051
1,050	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Series 2008AH, 5.000%, 6/15/33	6/18 at 100.00	Aa2	1,107,078
285	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series 2006, 4.750%, 5/01/31	5/16 at 100.00	A–	286,778
610	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series 2007A, 5.000%, 5/01/37 – NPFG Insured	11/17 at 100.00	A	628,629
800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First Series of 2006, 5.000%, 4/01/21 – NPFG Insured	4/16 at 100.00	Aa3	869,848
530	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36	1/13 at 102.00	N/R	398,475
120	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter School Project, Series 2010, 6.000%, 8/01/35	8/20 at 100.00	BBB+	126,023
270	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006, 6.250%, 5/01/33	5/16 at 100.00	BBB–	249,915
500	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Northampton County Area Community College, Series 2011, 5.500%, 3/01/31	3/21 at 100.00	A1	534,780
1,000	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds, Bucknell University, Series 2002A, 5.250%, 4/01/20	4/13 at 100.00	Aa2	1,058,530
50	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2010, 5.000%, 11/01/40	11/20 at 100.00	A	51,331
9,150	Total Education and Civic Organizations			9,156,405
	Health Care – 14.7% (9.7% of Total Investments)
625	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General Hospital, Series 2005A, 5.125%, 4/01/35	4/15 at 100.00	Ba2	470,100
520	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series 2005, 6.000%, 11/15/16	No Opt. Call	Ca	495,680
595	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Series 2011, 5.375%, 12/01/41	12/21 at 100.00	AA–	610,815
300	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health Center Project, Series 2010A, 7.000%, 7/01/27	7/20 at 100.00	Baa3	304,689

Nuveen Investments	79

Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (continued)
NVY	Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$95	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2007, 5.000%, 11/01/37 – CIFG Insured	11/17 at 100.00	Aa3	$95,513
835	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg Hospital Project, Series 2010, 5.375%, 7/01/42	No Opt. Call	A2	837,229
270	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton County Medical Center Project, Series 2006, 5.900%, 7/01/40	7/16 at 100.00	N/R	233,623
600	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan Hospital Project, Series 2002, 5.900%, 11/15/28	11/12 at 101.00	BB+	531,618
740	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured	7/18 at 100.00	AA+	754,867
1,155	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2007, 5.000%, 11/01/37 – AGC Insured	11/17 at 100.00	AA+	1,182,939
160	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.125%, 1/01/37	1/17 at 100.00	A–	155,149
175	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38	8/20 at 100.00	AA	180,906
300	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40	5/20 at 100.00	AA	305,103
350	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Children’s Hospital of Philadelphia, Tender Option Bond Trust 3975, 13.530%, 7/01/19 (IF)	No Opt. Call	AA	372,922
335	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2011, 6.500%, 1/01/36	1/21 at 100.00	BBB+	353,773
	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity, Series 2011B:
220	5.625%, 1/01/32 (WI/DD, Settling 11/30/11)	1/22 at 100.00	BBB+	218,669
250	5.750%, 1/01/41 (WI/DD, Settling 11/30/11)	1/22 at 100.00	BBB+	249,100
600	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2001, 6.250%, 1/01/32	1/12 at 100.00	BBB+	600,282
8,125	Total Health Care			7,952,977
	Housing/Multifamily – 1.9% (1.3% of Total Investments)
200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43	No Opt. Call	BBB–	199,980
800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA GTY Insured	7/15 at 100.00	BBB+	738,056
120	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa3	106,860
1,120	Total Housing/Multifamily			1,044,896
	Housing/Single Family – 7.7% (5.1% of Total Investments)
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-95A:
245	4.900%, 10/01/37 (Alternative Minimum Tax)	10/15 at 100.00	AA+	245,034
225	4.900%, 10/01/37 (Alternative Minimum Tax) (UB)	10/15 at 100.00	AA+	225,031
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A:
145	4.950%, 10/01/26 (Alternative Minimum Tax)	4/15 at 100.00	AA+	145,967
150	4.950%, 10/01/26 (Alternative Minimum Tax) (UB)	4/15 at 100.00	AA+	151,001
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A:
495	5.150%, 10/01/37 (Alternative Minimum Tax)	10/15 at 100.00	AA+	497,153
340	5.150%, 10/01/37 (Alternative Minimum Tax) (UB)	10/15 at 100.00	AA+	341,480
1,100	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A, 4.600%, 10/01/27 (Alternative Minimum Tax) (UB)	10/16 at 100.00	AA+	1,096,645

80	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
$405	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A, 4.850%, 10/01/31 (Alternative Minimum Tax) (UB)	10/16 at 100.00	AA+	$402,683
400	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2011-112, 5.000%, 10/01/25	10/20 at 100.00	AA+	419,636
665	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds Trust 3950, 12.521%, 4/01/27 (IF)	4/21 at 100.00	AA+	663,637
4,170	Total Housing/Single Family			4,188,267
	Industrials – 5.7% (3.8% of Total Investments)
3,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002, 5.500%, 7/01/19 – AMBAC Insured	7/12 at 101.00	A1	3,098,100
	Long-Term Care – 9.8% (6.5% of Total Investments)
	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Lutheran Community at Telford Center, Series 2007:
250	5.750%, 1/01/27	1/17 at 100.00	N/R	218,203
400	5.750%, 1/01/37	1/17 at 100.00	N/R	323,548
1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.375%, 1/01/39	1/19 at 100.00	N/R	1,030,860
300	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries, Series 2007, 5.000%, 1/01/36	1/17 at 100.00	N/R	268,632
300	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc. Project, Series 2010, 5.000%, 6/01/21	6/17 at 100.00	BBB	298,185
205	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes Project, Series 2006, 5.000%, 11/01/36	11/16 at 100.00	A	201,978
185	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project, Series 2008A, 6.375%, 7/01/30	7/17 at 100.00	N/R	185,344
785	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26	12/14 at 100.00	N/R	720,434
	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services Inc., Series 1998A:
1,260	5.250%, 6/01/14	12/11 at 100.00	BB	1,244,414
50	5.125%, 6/01/18	12/11 at 100.00	BB	46,438
750	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/23 – AMBAC Insured	7/13 at 100.00	Baa1	757,853
5,485	Total Long-Term Care			5,295,889
	Materials – 2.5% (1.6% of Total Investments)
400	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States Steel Corporation, Series 2005, 5.500%, 11/01/16	No Opt. Call	BB	410,104
280	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)	12/15 at 100.00	BBB	285,771
750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)	5/12 at 100.00	N/R	631,763
1,430	Total Materials			1,327,638
	Tax Obligation/General – 26.9% (17.7% of Total Investments)
1,740	Butler County, Pennsylvania, Butler Area School District, General Obligation Bonds, Series 2002A, 5.375%, 10/01/26 – FGIC Insured	10/12 at 100.00	BBB	1,763,542
4,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2002, 5.750%, 7/01/17 (UB)	No Opt. Call	A+	4,471,835

Nuveen Investments	81

Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (continued)
NVY	Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Greensburg Salem School District, Westmoreland County, Pennsylvania, General Obligation Refunding Bonds, Series 2002:
$725	5.375%, 9/15/15 – FGIC Insured	9/12 at 100.00	A+	$753,942
1,000	5.375%, 9/15/16 – FGIC Insured	9/12 at 100.00	A+	1,039,920
1,375	Heidelberg, Lebanon County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2011, 5.125%, 12/01/46	12/16 at 100.00	A	1,391,981
1,000	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2008B, 5.000%, 12/15/27 – AGM Insured	6/18 at 100.00	AA+	977,760
375	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%, 6/01/34 – FGIC Insured	No Opt. Call	Aa2	405,244
725	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A2	824,644
950	Pine-Richland School District, Pennsylvania, General Obligation Bonds, School Improvement Series 2005, 5.000%, 7/15/35 – AGM Insured	7/15 at 100.00	AA+	972,658
225	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – AGM Insured	No Opt. Call	AA+	253,271
2,510	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B, 0.000%, 1/15/32 – FGIC Insured	No Opt. Call	A	886,281
180	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 5.000%, 9/15/33 – FGIC Insured	9/13 at 100.00	BBB	176,355
600	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 – NPFG Insured	12/15 at 100.00	AA	621,348
15,405	Total Tax Obligation/General			14,538,781
	Tax Obligation/Limited – 22.4% (14.8% of Total Investments)
1,000	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	No Opt. Call	N/R	950,600
1,500	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009C, 5.125%, 10/01/36 – AGC Insured	10/19 at 100.00	AA+	1,585,845
4,000	Harrisburg Parking Authority, Pennsylvania, Guaranteed Revenue Refunding Bonds, Series 2001J, 5.000%, 9/01/22 – NPFG Insured	3/12 at 100.00	Baa1	3,538,200
610	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A, 5.000%, 12/01/32 – NPFG Insured	12/18 at 100.00	AA	640,945
1,200	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%, 7/15/18 – AGM Insured	No Opt. Call	AA+	1,422,792
	Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds, Philadelphia Neighborhood Transformation Initiative, Series 2002A:
1,000	5.500%, 4/15/18 – FGIC Insured	4/12 at 100.00	A2	1,016,650
1,750	5.500%, 4/15/22 – FGIC Insured	4/12 at 100.00	A2	1,772,470
800	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/33 – NPFG Insured	No Opt. Call	Baa1	799,424
710	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/32 – FGIC Insured	No Opt. Call	BBB+	180,851
245	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2006A, 5.450%, 7/01/35	7/17 at 100.00	N/R	220,091
12,815	Total Tax Obligation/Limited			12,127,868
	Transportation – 12.0% (7.9% of Total Investments)
130	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds, Series 2003, 5.250%, 7/01/17	7/13 at 100.00	A2	137,483
720	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40	1/20 at 100.00	A–	742,594
1,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street Station Parking Garage, Series 2002, 5.875%, 6/01/33 – ACA Insured (Alternative Minimum Tax)	6/12 at 102.00	BBB+	1,007,190

82	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2010A:
$875	0.000%, 12/01/34	12/20 at 100.00	AA	$717,290
250	5.000%, 12/01/38	No Opt. Call	Aa3	262,270
1,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue, Series 2011B, 5.000%, 12/01/41	12/21 at 100.00	AA	1,043,020
670	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	Aa3	716,619
150	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series 2009B-1, 5.000%, 12/01/37	12/19 at 100.00	A–	151,934
1,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA–	849,310
1,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2003A, 5.000%, 1/01/28 – AMBAC Insured (Alternative Minimum Tax)	1/13 at 100.00	Baa3	866,700
6,795	Total Transportation			6,494,410
	U.S. Guaranteed – 17.5% (11.5% of Total Investments) (4)
1,155	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennswood Village Project, Series 2002A, 6.000%, 10/01/34 (Pre-refunded 10/01/12)	10/12 at 101.00	N/R (4)	1,225,686
1,000	Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds, Wesley Affiliated Services Inc., Series 2002A, 7.125%, 1/01/25 (Pre-refunded 1/01/13)	1/13 at 101.00	N/R (4)	1,086,900
1,500	Grove City Area Hospital Authority, Mercer County, Pennsylvania, Revenue Bonds, County Guaranteed, Woodland Place Project, Series 2002, 5.400%, 3/01/31 (Pre-refunded 3/01/12) – FGIC Insured	3/12 at 100.00	BBB (4)	1,525,935
1,100	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2002B, 0.000%, 11/15/21 (Pre-refunded 11/15/12) – NPFG Insured	11/12 at 57.98	N/R (4)	634,293
315	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne Charter High School, Series 2006A, 5.250%, 1/01/27 (Pre-refunded 1/01/17)	1/17 at 100.00	N/R (4)	368,805
1,650	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998, 5.250%, 8/01/20 (Pre-refunded 8/01/13) – AGM Insured	8/13 at 100.00	AA+ (4)	1,789,046
50	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	BBB (4)	62,389
1,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002A, 5.500%, 2/01/31 (Pre-refunded 2/01/12) – AGM Insured	2/12 at 100.00	AA+ (4)	1,013,280
225	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)	11/14 at 100.00	A2 (4)	254,210
1,450	Washington County Hospital Authority, Pennsylvania, Revenue Bonds, Monongahela Valley Hospital Project, Series 2002, 6.250%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 101.00	Baa1 (4)	1,515,468
9,445	Total U.S. Guaranteed			9,476,012
	Utilities – 2.5% (1.6% of Total Investments)
145	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 – AGM Insured	9/14 at 100.00	AA+	147,886
1,240	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 – AMBAC Insured	10/17 at 100.00	BBB+	1,197,158
1,385	Total Utilities			1,345,044
	Water and Sewer – 11.2% (7.3% of Total Investments)
4,500	Bucks County Industrial Development Authority, Pennsylvania, Water Facility Revenue Bonds, Pennsylvania Suburban Water Company, Series 2002, 5.550%, 9/01/32 – NPFG Insured (Alternative Minimum Tax)	3/12 at 100.00	AA–	4,514,805

Nuveen Investments	83

Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (continued)
NVY	Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$600	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 – AGM Insured	7/14 at 100.00	AA+	$568,938
400	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39	12/19 at 100.00	A	421,712
500	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Bonds, Aqua Pennsylvania, Inc. Project, Series 2009A, 5.000%, 10/01/39	10/19 at 100.00	AA–	524,795
6,000	Total Water and Sewer			6,030,250
$84,325	Total Investments (cost $81,198,186) – 151.7%			82,076,537
	Floating Rate Obligations – (8.0)%			(4,325,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (45.4)% (5)			(24,550,000)
	Other Assets Less Liabilities – 1.7%			900,165
	Net Assets Applicable to Common Shares – 100%			$54,101,702

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.9%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis. (ETM) Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

84	Nuveen Investments

Nuveen Pennsylvania Municipal Value Fund
NPN	Portfolio of Investments

October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.6% (3.7% of Total Investments)
$650	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	$678,522
	Education and Civic Organizations – 10.0% (10.3% of Total Investments)
675	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.000%, 10/01/30	10/18 at 100.00	BBB	695,729
500	Lehigh County General Purpose Authority, Pennsylvania, College Revenue Bonds, Muhlenberg College Project, Series 2009, 5.250%, 2/01/39	2/19 at 100.00	A+	532,650
500	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2006, 5.000%, 4/01/36 – RAAI Insured	4/16 at 100.00	BBB+	468,520
50	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2003, 5.400%, 7/15/36	7/13 at 100.00	BBB+	50,397
50	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter School Project, Series 2010, 6.000%, 8/01/35	8/20 at 100.00	BBB+	52,510
100	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2010, 5.000%, 11/01/40	11/20 at 100.00	A	102,661
1,875	Total Education and Civic Organizations			1,902,467
	Health Care – 24.9% (25.7% of Total Investments)
650	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical Center Revenue Bonds, Series 2009A, 5.500%, 8/15/34	No Opt. Call	Aa3	675,591
600	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2009A, 5.250%, 6/01/39	6/19 at 100.00	AA	624,120
300	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006, 5.000%, 8/01/24	8/16 at 100.00	Baa3	289,983
315	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	318,267
500	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	No Opt. Call	Baa1	520,490
235	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23	11/11 at 100.00	BBB–	234,974
1,200	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005, 5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	BBB–	1,065,571
740	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2009D, 6.250%, 11/15/34	5/19 at 100.00	A	805,964
200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Series 2009, 6.625%, 2/15/32	2/14 at 100.00	A+	206,426
4,740	Total Health Care			4,741,386
	Housing/Multifamily – 4.5% (4.7% of Total Investments)
50	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43	No Opt. Call	BBB–	49,995
800	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Eva P. Mithcell Residence Project, Series 2009, 5.100%, 10/20/44	10/19 at 100.00	Aaa	816,360
850	Total Housing/Multifamily			866,355
	Housing/Single Family – 4.3% (4.4% of Total Investments)
800	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2009-105-C, 5.000%, 10/01/39	4/19 at 100.00	AA+	814,352

Nuveen Investments	85

Nuveen Pennsylvania Municipal Value Fund (continued)
NPN	Portfolio of Investments

October 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care – 4.1% (4.2% of Total Investments)
$750	Montgomery County Industrial Development Authority, Pennsylvania, Retirement Communities Revenue Bonds, ACTS Retirement – Life Communities, Inc. Obligated Group, Series 2009A-1, 6.250%, 11/15/29	11/19 at 100.00	BBB+	$782,910
	Tax Obligation/General – 4.0% (4.2% of Total Investments)
700	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2009, 5.100%, 8/01/33	8/19 at 100.00	Aa2	772,464
	Tax Obligation/Limited – 18.1% (18.7% of Total Investments)
550	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB–	560,104
1,075	Harrisburg Parking Authority, Dauphin County, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2007R, 4.250%, 5/15/21 – SYNCORA GTY Insured	11/16 at 100.00	N/R	922,221
750	Philadelphia Municipal Authority, Philadelphia, Pennsylvania, Lease Revenue Bonds, Series 2009, 6.500%, 4/01/34	No Opt. Call	A2	798,413
750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	810,630
350	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011, 3.000%, 6/01/15	No Opt. Call	A+	366,125
3,475	Total Tax Obligation/Limited			3,457,493
	Transportation – 5.7% (5.9% of Total Investments)
240	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40	1/20 at 100.00	A–	247,531
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2010A:
580	0.000%, 12/01/34	12/20 at 100.00	AA	475,461
100	5.000%, 12/01/38	No Opt. Call	Aa3	104,908
50	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series 2009B-1, 5.000%, 12/01/37	12/19 at 100.00	A–	50,645
30	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2003A, 5.000%, 1/01/28 – AMBAC Insured (Alternative Minimum Tax)	1/13 at 100.00	Baa3	26,001
200	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2003B, 5.000%, 1/01/33 – AMBAC Insured	1/13 at 100.00	Baa3	179,836
1,200	Total Transportation			1,084,382
	U.S. Guaranteed – 0.0% (0.0% of Total Investments) (4)
5	Allegheny County Hospital Development Authority, Pennsylvania, Hospital Revenue Bonds, Allegheny Valley Hospital – Sublessee, Series 1982Q, 7.000%, 8/01/15 (ETM)	No Opt. Call	AA+ (4)	5,904
	Utilities – 1.8% (1.9% of Total Investments)
345	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.100%, 7/01/13 (Mandatory put 1/01/13)	1/12 at 100.00	Ba1	346,180

86	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 15.8% (16.3% of Total Investments)
$750	Chester County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds, Aqua Pennsylvania Inc. Project, Series 2007A, 5.000%, 2/01/40 – FGIC Insured (Alternative Minimum Tax)	2/17 at 100.00	AA–	$765,023
750	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 3484, 18.102%, 6/15/33 (IF)	6/19 at 100.00	AA+	928,110
	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2009A:
750	5.250%, 1/01/32	1/19 at 100.00	A1	788,543
500	5.250%, 1/01/36	1/19 at 100.00	A1	522,570
2,750	Total Water and Sewer			3,004,246
$18,140	Total Investments (cost $16,892,089) – 96.8%			18,456,661
	Other Assets Less Liabilities – 3.2%			602,150
	Net Assets Applicable to Common Shares – 100%			$19,058,811

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

Nuveen Investments	87

Statement of
Assets & Liabilities

October 31, 2011 (Unaudited)

	New Jersey Investment Quality (NQJ	)	New Jersey Premium Income (NNJ	)	New Jersey Dividend Advantage (NXJ	)	New Jersey Dividend Advantage 2 (NUJ	)	New Jersey Municipal Value (NJV	)
Assets
Investments, at value (cost $430,499,359, $258,449,300, $135,909,536, $98,409,116 and $23,115,677, respectively)	$435,391,041		$265,583,331		$137,298,857		$99,164,075		$24,899,519
Cash	729,572		1,684,781		1,895,041		236,432		604,895
Receivables:
Interest	7,029,981		4,064,931		2,144,048		1,636,988		400,160
Investments sold	—		—		—		—		—
Deferred offering costs	763,335		605,775		747,764		681,230		—
Other assets	153,940		97,021		18,481		14,627		473
Total assets	444,067,869		272,035,839		142,104,191		101,733,352		25,905,047
Liabilities
Floating rate obligations	—		—		—		—		1,500,000
Payables:
Common share dividends	1,254,868		749,922		435,423		312,260		89,755
Interest	—		—		85,981		58,413		—
Investments purchased	3,125,033		1,770,115		1,537,723		1,152,024		81,247
Offering costs	277,516		271,967		215,941		168,945		—
MuniFund Term Preferred (MTP) Shares, at liquidation value	—		—		44,861,000		35,050,000		—
Variable Rate Demand Preferred (VRDP) Shares, at liquidation value	144,300,000		88,600,000		—		—		—
Accrued expenses:
Management fees	231,331		143,172		75,690		49,576		12,603
Other	146,062		94,554		38,733		34,944		16,817
Total liabilities	149,334,810		91,629,730		47,250,491		36,826,162		1,700,422
Net assets applicable to Common shares	$294,733,059		$180,406,109		$94,853,700		$64,907,190		$24,204,625
Common shares outstanding	20,453,722		12,036,596		6,569,912		4,523,313		1,560,787
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$14.41		$14.99		$14.44		$14.35		$15.51
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$204,537		$120,366		$65,699		$45,233		$15,608
Paid-in surplus	288,683,453		171,851,119		93,302,153		64,077,771		22,286,072
Undistributed (Over-distribution of) net investment income	4,220,652		2,929,403		1,024,826		747,584		103,419
Accumulated net realized gain (loss)	(3,267,265)		(1,628,810)		(928,299)		(718,357)		15,684
Net unrealized appreciation (depreciation)	4,891,682		7,134,031		1,389,321		754,959		1,783,842
Net assets applicable to Common shares	$294,733,059		$180,406,109		$94,853,700		$64,907,190		$24,204,625
Authorized shares:
Common	200,000,000		200,000,000		Unlimited		Unlimited		Unlimited
Auction Rate Preferred Shares (ARPS)	1,000,000		1,000,000		Unlimited		Unlimited		N/A
MTP	—		—		Unlimited		Unlimited		—
VRDP	Unlimited		Unlimited		—		—		—

N/A – Fund is not authorized to issue ARPS.
See accompanying notes to financial statements.

88	Nuveen Investments

	Pennsylvania Investment Quality (NQP	)	Pennsylvania Premium Income 2 (NPY	)	Pennsylvania Dividend Advantage (NXM	)	Pennsylvania Dividend Advantage 2 (NVY	)	Pennsylvania Municipal Value (NPN	)
Assets
Investments, at value (cost $358,970,340, $316,619,404, $70,031,442, $81,198,186 and $16,892,089, respectively)	$368,261,951		$327,390,941		$71,291,960		$82,076,537		$18,456,661
Cash	4,729,808		4,814,414		150,948		172,089		360,934
Receivables:
Interest	5,785,838		5,302,088		1,193,733		1,088,886		314,760
Investments sold	3,525,000		60,000		1,276,250		80,000		20,000
Deferred offering costs	672,684		637,910		538,182		561,218		—
Other assets	123,210		111,896		11,318		32,583		357
Total assets	383,098,491		338,317,249		74,462,391		84,011,313		19,152,712
Liabilities
Floating rate obligations	26,665,000		12,140,000		1,010,000		4,325,000		—
Payables:
Common share dividends	1,074,439		984,152		227,294		269,353		67,241
Interest	—		—		40,583		43,985		—
Investments purchased	3,139,428		1,285,445		908,634		464,538		—
Offering costs	291,711		298,175		159,949		183,000		—
MuniFund Term Preferred (MTP) Shares, at liquidation value	—		—		23,190,000		24,550,000		—
Variable Rate Demand Preferred (VRDP) Shares, at liquidation value	112,500,000		100,000,000		—		—		—
Accrued expenses:
Management fees	186,386		172,675		38,995		40,815		10,440
Other	125,071		113,784		30,985		32,920		16,220
Total liabilities	143,982,035		114,994,231		25,606,440		29,909,611		93,901
Net assets applicable to Common shares	$239,116,456		$223,323,018		$48,855,951		$54,101,702		$19,058,811
Common shares outstanding	16,080,898		15,595,551		3,321,984		3,726,116		1,219,352
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$14.87		$14.32		$14.71		$14.52		$15.63
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$160,809		$155,956		$33,220		$37,261		$12,194
Paid-in surplus	227,893,425		213,685,785		47,103,799		52,751,904		17,430,831
Undistributed (Over-distribution of) net investment income	3,465,620		3,285,273		492,614		618,600		23,341
Accumulated net realized gain (loss)	(1,695,009)		(4,575,533)		(34,200)		(184,414)		27,873
Net unrealized appreciation (depreciation)	9,291,611		10,771,537		1,260,518		878,351		1,564,572
Net assets applicable to Common shares	$239,116,456		$223,323,018		$48,855,951		$54,101,702		$19,058,811
Authorized shares:
Common	Unlimited		Unlimited		Unlimited		Unlimited		Unlimited
Auction Rate Preferred Shares (ARPS)	Unlimited		Unlimited		Unlimited		Unlimited		N/A
MTP	—		—		Unlimited		Unlimited		—
VRDP	Unlimited		Unlimited		—		—		—

N/A – Fund is not authorized to issue ARPS.

See accompanying notes to financial statements.

Nuveen Investments	89

Statement of
Operations

Six Months Ended October 31, 2011 (Unaudited)

	New Jersey Investment Quality (NQJ )	New Jersey Premium Income (NNJ )	New Jersey Dividend Advantage (NXJ )	New Jersey Dividend Advantage 2 (NUJ )	New Jersey Municipal Value (NJV	)
Investment Income	$10,930,501	$6,613,678	$3,521,904	$2,575,052	$723,851
Expenses
Management fees	1,363,865	843,650	445,635	317,637	74,112
Shareholders’ servicing agent fees and expenses	13,685	8,367	12,964	8,828	77
Interest expense and amortization of offering costs	251,963	157,106	676,446	434,077	5,779
Fees on VRDP Shares	637,137	391,200	—	—	—
Custodian’s fees and expenses	37,032	23,753	15,382	11,787	3,598
Directors’/Trustees’ fees and expenses	6,976	4,268	2,244	1,583	372
Professional fees	15,633	12,456	—	10,662	8,458
Shareholders’ reports – printing and mailing expenses	33,238	22,993	8,121	12,266	5,513
Stock exchange listing fees	4,440	4,440	9,623	15,435	101
Investor relations expense	14,554	9,206	4,922	4,322	1,236
Other expenses	20,278	14,019	—	23,076	3,350
Total expenses before custodian fee credit and expense reimbursement	2,398,801	1,491,458	1,175,337	839,673	102,596
Custodian fee credit	(2,443)	(821)	(864)	(170)	(158)
Expense reimbursement	—	—	—	(25,279)	—
Net expenses	2,396,358	1,490,637	1,174,473	814,224	102,438
Net investment income (loss)	8,534,143	5,123,041	2,347,431	1,760,828	621,413
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(1,769,593)	(906,579)	(479,705)	(424,183)	30,267
Change in net unrealized appreciation (depreciation) of investments	16,529,724	10,020,686	6,327,007	4,008,134	1,171,527
Net realized and unrealized gain (loss)	14,760,131	9,114,107	5,847,302	3,583,951	1,201,794
Net increase (decrease) in net assets applicable to Common shares from operations	$23,294,274	$14,237,148	$8,194,733	$5,344,779	$1,823,207

See accompanying notes to financial statements.

90	Nuveen Investments

	Pennsylvania Investment Quality (NQP	)	Pennsylvania Premium Income 2 (NPY	)	Pennsylvania Dividend Advantage (NXM	)	Pennsylvania Dividend Advantage 2 (NVY )	Pennsylvania Municipal Value (NPN	)
Investment Income	$9,325,206		$8,253,447		$1,871,101		$2,131,547	$554,968
Expenses
Management fees	1,097,334		1,015,546		229,323		262,155	61,113
Shareholders’ servicing agent fees and expenses	14,581		12,282		8,834		8,761	77
Interest expense and amortization of offering costs	256,529		219,930		314,377		349,852	—
Fees on VRDP Shares	496,730		441,534		—		—	—
Custodian’s fees and expenses	31,534		30,193		9,397		10,043	3,254
Directors’/Trustees’ fees and expenses	5,578		5,120		1,143		1,256	289
Professional fees	14,311		13,748		10,141		10,195	8,736
Shareholders’ reports – printing and mailing expenses	32,843		30,214		10,334		11,422	5,361
Stock exchange listing fees	4,440		4,440		15,361		14,506	81
Investor relations expense	12,370		11,335		3,314		3,772	1,184
Other expenses	18,261		18,160		22,692		19,060	3,329
Total expenses before custodian fee credit and expense reimbursement	1,984,511		1,802,502		624,916		691,022	83,424
Custodian fee credit	(1,874)		(3,270)		(155)		(168)	(131)
Expense reimbursement	—		—		—		(20,863)	—
Net expenses	1,982,637		1,799,232		624,761		669,991	83,293
Net investment income (loss)	7,342,569		6,454,215		1,246,340		1,461,556	471,675
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	468,603		66,498		47,857		111,708	27,955
Change in net unrealized appreciation (depreciation) of investments	11,765,243		12,513,276		2,486,034		1,724,321	987,748
Net realized and unrealized gain (loss)	12,233,846		12,579,774		2,533,891		1,836,029	1,015,703
Net increase (decrease) in net assets applicable to Common shares from operations	$19,576,415		$19,033,989		$3,780,231		$3,297,585	$1,487,378

See accompanying notes to financial statements.

Nuveen Investments	91

Statement of
Changes in Net Assets (Unaudited)

	New Jersey Investment Quality (NQJ)		New Jersey Premium Income (NNJ)
	Six Months Ended 10/31/11	Year Ended 4/30/11	Six Months Ended 10/31/11	Year Ended 4/30/11
Operations
Net investment income (loss)	$8,534,143	$17,295,739	$5,123,041	$10,349,865
Net realized gain (loss) from investments	(1,769,593)	(1,061,298)	(906,579)	(738,378)
Change in net unrealized appreciation (depreciation) of investments	16,529,724	(14,015,249)	10,020,686	(8,286,977)
Distributions to Auction Rate
Preferred Shareholders:
From net investment income	—	(208,792)	—	(131,586)
From accumulated net realized gains	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares from operations	23,294,274	2,010,400	14,237,148	1,192,924
Distributions to Common Shareholders
From net investment income	(8,529,203)	(16,874,323)	(5,043,335)	(9,863,992)
From accumulated net realized gains	—	(550,205)	—	(140,828)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(8,529,203)	(17,424,528)	(5,043,335)	(10,004,820)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares	14,765,071	(15,414,128)	9,193,813	(8,811,896)
Net assets applicable to Common shares at the beginning of period	279,967,988	295,382,116	171,212,296	180,024,192
Net assets applicable to Common shares at the end of period	$294,733,059	$279,967,988	$180,406,109	$171,212,296
Undistributed (Over-distribution of) net investment income at the end of period	$4,220,652	$4,215,712	$2,929,403	$2,849,697

See accompanying notes to financial statements.

92	Nuveen Investments

	New Jersey Dividend Advantage (NXJ)		New Jersey Dividend Advantage 2 (NUJ)		New Jersey Municipal Value (NJV)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	10/31/11	4/30/11	10/31/11	4/30/11	10/31/11	4/30/11
Operations
Net investment income (loss)	$2,347,431	$5,815,511	$1,760,828	$3,840,114	$621,413	$1,284,062
Net realized gain (loss) from investments	(479,705)	(458,296)	(424,183)	(299,168)	30,267	(9,202)
Change in net unrealized appreciation (depreciation) of investments	6,327,007	(5,465,315)	4,008,134	(3,373,715)	1,171,527	(1,779,254)
Distributions to Auction Rate
Preferred Shareholders:
From net investment income	—	(177,530)	—	(64,953)	N/A	N/A
From accumulated net realized gains	—	(1,845)	—	—	N/A	N/A
Net increase (decrease) in net assets applicable to Common shares from operations	8,194,733	(287,475)	5,344,779	102,278	1,823,207	(504,394)
Distributions to Common Shareholders
From net investment income	(2,739,654)	(5,456,312)	(1,940,502)	(3,864,727)	(599,342)	(1,198,684)
From accumulated net realized gains	—	(157,678)	—	(172,338)	—	(38,395)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(2,739,654)	(5,613,990)	(1,940,502)	(4,037,065)	(599,342)	(1,237,079)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	—	—	—	27,622	—	—
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	—	—	27,622	—	—
Net increase (decrease) in net assets applicable to Common shares	5,455,079	(5,901,465)	3,404,277	(3,907,165)	1,223,865	(1,741,473)
Net assets applicable to Common shares at the beginning of period	89,398,621	95,300,086	61,502,913	65,410,078	22,980,760	24,722,233
Net assets applicable to Common shares at the end of period	$94,853,700	$89,398,621	$64,907,190	$61,502,913	$24,204,625	$22,980,760
Undistributed (Over-distribution of) net investment income at the end of period	$1,024,826	$1,417,049	$747,584	$927,258	$103,419	$81,348

N/A – Fund is not authorized to issue ARPS.

See accompanying notes to financial statements.

Nuveen Investments	93

Statement of
Changes in Net Assets (Unaudited) (continued)

	Pennsylvania Investment Quality (NQP)		Pennsylvania Premium Income 2 (NPY)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	10/31/11	4/30/11	10/31/11	4/30/11
Operations
Net investment income (loss)	$7,342,569	$14,957,292	$6,454,215	$13,333,187
Net realized gain (loss) from investments	468,603	745,530	66,498	76,022
Change in net unrealized appreciation (depreciation) of investments	11,765,243	(12,501,791)	12,513,276	(9,453,123)
Distributions to Auction Rate
Preferred Shareholders:
From net investment income	—	(167,467)	—	(144,895)
From accumulated net realized gains	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares from operations	19,576,415	3,033,564	19,033,989	3,811,191
Distributions to Common Shareholders
From net investment income	(7,365,052)	(14,496,933)	(6,550,132)	(13,084,668)
From accumulated net realized gains	—	—	—	—
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(7,365,052)	(14,496,933)	(6,550,132)	(13,084,668)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares	12,211,363	(11,463,369)	12,483,857	(9,273,477)
Net assets applicable to Common shares at the beginning of period	226,905,093	238,368,462	210,839,161	220,112,638
Net assets applicable to Common shares at the end of period	$239,116,456	$226,905,093	$223,323,018	$210,839,161
Undistributed (Over-distribution of) net investment income at the end of period	$3,465,620	$3,488,103	$3,285,273	$3,381,190

See accompanying notes to financial statements.

94	Nuveen Investments

	Pennsylvania Dividend Advantage (NXM)		Pennsylvania Dividend Advantage 2 (NVY)		Pennsylvania Municipal Value (NPN)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	10/31/11	4/30/11	10/31/11	4/30/11	10/31/11	4/30/11
Operations
Net investment income (loss)	$1,246,340	$2,826,500	$1,461,556	$3,300,903	$471,675	$957,716
Net realized gain (loss) from investments	47,857	160,763	111,708	125,330	27,955	(2,036)
Change in net unrealized appreciation (depreciation) of investments	2,486,034	(2,308,027)	1,724,321	(2,323,297)	987,748	(848,014)
Distributions to Auction Rate
Preferred Shareholders:
From net investment income	—	(46,324)	—	(53,580)	N/A	N/A
From accumulated net realized gains	—	—	—	—	N/A	N/A
Net increase (decrease) in net assets applicable to Common shares from operations	3,780,231	632,912	3,297,585	1,049,356	1,487,378	107,666
Distributions to Common Shareholders
From net investment income	(1,445,063)	(2,885,144)	(1,665,574)	(3,325,513)	(457,257)	(931,175)
From accumulated net realized gains	—	(161,448)	—	(178,854)	—	—
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(1,445,063)	(3,046,592)	(1,665,574)	(3,504,367)	(457,257)	(931,175)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	—	—	—	4,570	—	46,742
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	—	—	4,570	—	46,742
Net increase (decrease) in net assets applicable to Common shares	2,335,168	(2,413,680)	1,632,011	(2,450,441)	1,030,121	(776,767)
Net assets applicable to Common shares at the beginning of period	46,520,783	48,934,463	52,469,691	54,920,132	18,028,690	18,805,457
Net assets applicable to Common shares at the end of period	$48,855,951	$46,520,783	$54,101,702	$52,469,691	$19,058,811	$18,028,690
Undistributed (Over-distribution of) net investment income at the end of period	$492,614	$691,337	$618,600	$822,618	$23,341	$8,923

N/A – Fund is not authorized to issue ARPS.

See accompanying notes to financial statements.

Nuveen Investments	95

Statement of
Cash Flows

Six Months Ended October 31, 2011 (Unaudited)

	New Jersey	New Jersey	New Jersey
	Investment	Premium	Dividend
	Quality	Income	Advantage
	(NQJ )	(NNJ )	(NXJ )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$23,294,274	$14,237,148	$8,194,733
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(20,754,412)	(13,881,476)	(12,650,575)
Proceeds from sales and maturities of investments	10,117,597	10,895,477	12,500,969
Proceeds from (Purchases of) short-term investments, net	—	—	—
Amortization (Accretion) of premiums and discounts, net	78,481	25,247	(235,535)
(Increase) Decrease in:
Receivable for interest	(11,737)	(21,303)	74,614
Receivable for investments sold	—	—	—
Other assets	652	482	(2,551)
Increase (Decrease) in:
Payable for interest	—	—	(20,066)
Payable for investments purchased	3,125,033	1,694,430	1,537,723
Accrued management fees	15,738	9,688	5,504
Accrued other expenses	24,966	7,032	4,301
Net realized (gain) loss from investments	1,769,593	906,579	479,705
Change in net unrealized (appreciation) depreciation of investments	(16,529,724)	(10,020,686)	(6,327,007)
Taxes paid on undistributed capital gains	(5,392)	(4,257)	(405)
Net cash provided by (used in) operating activities	1,125,069	3,848,361	3,561,410
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	13,373	10,613	156,167
Increase (Decrease) in:
Floating rate obligations	—	—	—
Payable for offering costs	—	—	(152,809)
Cash distributions paid to Common shareholders	(8,499,922)	(5,001,469)	(2,737,551)
Net cash provided by (used in) financing activities	(8,486,549)	(4,990,856)	(2,734,193)
Net Increase (Decrease) in Cash	(7,361,480)	(1,142,495)	827,217
Cash at the beginning of period	8,091,052	2,827,276	1,067,824
Cash at the End of Period	$729,572	$1,684,781	$1,895,041
Supplemental Disclosure of Cash Flow Information

	New Jersey		New Jersey		New Jersey
	Investment		Premium		Dividend
	Quality		Income		Advantage
	(NQJ	)	(NNJ	)	(NXJ	)
Cash paid for interest (excluding amortization of offering costs)	$238,590		$146,493		$544,572

See accompanying notes to financial statements.

96	Nuveen Investments

	New Jersey	Pennsylvania	Pennsylvania
	Dividend	Investment	Premium
	Advantage 2	Quality	Income 2
	(NUJ )	(NQP )	(NPY )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$5,344,779	$19,576,415	$19,033,989
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(4,040,218)	(16,354,960)	(7,832,491)
Proceeds from sales and maturities of investments	2,951,844	22,274,350	2,710,000
Proceeds from (Purchases of) short-term investments, net	—	(5,000,000)	—
Amortization (Accretion) of premiums and discounts, net	(13,483)	5,878	(49,185)
(Increase) Decrease in:
Receivable for interest	17,365	(101,443)	(127,416)
Receivable for investments sold	—	1,845,000	—
Other assets	(3,195)	494	402
Increase (Decrease) in:
Payable for interest	—	—	—
Payable for investments purchased	949,034	586,784	(416,317)
Accrued management fees	3,339	13,203	12,867
Accrued other expenses	2,479	21,619	17,386
Net realized (gain) loss from investments	424,183	(468,603)	(66,498)
Change in net unrealized (appreciation) depreciation of investments	(4,008,134)	(11,765,243)	(12,513,276)
Taxes paid on undistributed capital gains	(2,122)	(1,784)	(1,616)
Net cash provided by (used in) operating activities	1,625,871	10,631,710	767,845
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	83,569	11,785	11,176
Increase (Decrease) in:
Floating rate obligations	—	(50,000)	(245,000)
Payable for offering costs	(23,050)	—	—
Cash distributions paid to Common shareholders	(1,940,272)	(7,336,487)	(6,547,079)
Net cash provided by (used in) financing activities	(1,879,753)	(7,374,702)	(6,780,903)
Net Increase (Decrease) in Cash	(253,882)	3,257,008	(6,013,058)
Cash at the beginning of period	490,314	1,472,800	10,827,472
Cash at the End of Period	$236,432	$4,729,808	$4,814,414
Supplemental Disclosure of Cash Flow Information

	New Jersey		Pennsylvania		Pennsylvania
	Dividend		Investment		Premium
	Advantage 2		Quality		Income 2
	(NUJ	)	(NQP	)	(NPY	)
Cash paid for interest (excluding amortization of offering costs)	$350,508		$244,744		$208,754

See accompanying notes to financial statements.

Nuveen Investments	97

Statement of
Cash Flows (Unaudited) (continued)

Six Months Ended October 31, 2011

	Pennsylvania	Pennsylvania
	Dividend	Dividend
	Advantage	Advantage 2
	(NXM )	(NVY )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$3,780,231	$3,297,585
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(4,264,153)	(5,988,342)
Proceeds from sales and maturities of investments	4,875,725	5,719,994
Proceeds from (Purchases of) short-term investments, net	—	—
Amortization (Accretion) of premiums and discounts, net	(15,009)	(33,185)
(Increase) Decrease in:
Receivable for interest	(27,195)	24,974
Receivable for investments sold	(1,206,250)	(75,000)
Other assets	(3,007)	(3,068)
Increase (Decrease) in:
Payable for interest	—	—
Payable for investments purchased	908,634	464,538
Accrued management fees	2,713	2,387
Accrued other expenses	1,340	1,548
Net realized (gain) loss from investments	(47,857)	(111,708)
Change in net unrealized (appreciation) depreciation of investments	(2,486,034)	(1,724,321)
Taxes paid on undistributed capital gains	(8,259)	(5,768)
Net cash provided by (used in) operating activities	1,510,879	1,569,634
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	66,792	69,120
Increase (Decrease) in:
Floating rate obligations	(60,000)	(45,000)
Payable for offering costs	(18,610)	(30,435)
Cash distributions paid to Common shareholders	(1,446,660)	(1,665,381)
Net cash provided by (used in) financing activities	(1,458,478)	(1,671,696)
Net Increase (Decrease) in Cash	52,401	(102,062)
Cash at the beginning of period	98,547	274,151
Cash at the End of Period	$150,948	$172,089
Supplemental Disclosure of Cash Flow Information

	Pennsylvania		Pennsylvania
	Dividend		Dividend
	Advantage		Advantage 2
	(NXM	)	(NVY	)
Cash paid for interest (excluding amortization of offering costs)	$247,585		$280,733

See accompanying notes to financial statements.

98	Nuveen Investments

Financial
Highlights (Unaudited)

Nuveen Investments	99

Financial
Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset	Net Investment Income		Net Realized/ Unrealized	Distributions from Net Investment Income to Auction Rate Preferred Share-	Distributions from Capital Gains to Auction Rate Preferred Share-		Net Investment Income to Common Share-	Capital Gains to Common Share-		Discount from Common Shares Repurchased		Ending Common Share Net Asset	Ending Market
	Value	(Loss	)	Gain (Loss )	holders (a)	holders (a)	Total	holders	holders	Total	and Retired		Value	Value
New Jersey Investment Quality (NQJ)
Year Ended 4/30:
2012(g)	$13.69	$.42		$.72	$—	$—	$1.14	$(.42)	$—	$(.42)	$—		$14.41	$13.66
2011	14.44	.85		(.73)	(.01)	—	.11	(.83)	(.03)	(.86)	—		13.69	12.68
2010	13.00	.92		1.31	(.03)	—	2.20	(.76)	—	(.76)	—		14.44	13.56
2009	14.26	.91		(1.22)	(.18)	(.03)	(.52)	(.65)	(.09)	(.74)	—	*	13.00	11.37
2008	14.96	.92		(.67)	(.26)	(.01)	(.02)	(.65)	(.03)	(.68)	—		14.26	13.09
2007(f)	14.53	.75		.47	(.20)	(.01)	1.01	(.55)	(.03)	(.58)	—		14.96	14.30
Year Ended 6/30:
2006	15.61	.91		(.75)	(.18)	(.03)	(.05)	(.79)	(.24)	(1.03)	—		14.53	13.70

New Jersey Premium Income (NNJ)
Year Ended 4/30:
2012(g)	14.22	.43		.76	—	—	1.19	(.42)	—	(.42)	—		14.99	14.62
2011	14.96	.86		(.76)	(.01)	—	.09	(.82)	(.01)	(.83)	—		14.22	13.44
2010	13.83	.90		1.02	(.03)	— *	1.89	(.74)	(.02)	(.76)	—		14.96	14.19
2009	14.64	.88		(.78)	(.17)	(.03)	(.10)	(.63)	(.08)	(.71)	—	*	13.83	11.96
2008	15.23	.90		(.53)	(.25)	(.01)	.11	(.66)	(.04)	(.70)	—		14.64	13.48
2007(f)	14.79	.74		.49	(.20)	— *	1.03	(.58)	(.01)	(.59)	—		15.23	15.12
Year Ended 6/30:
2006	16.05	.90		(.85)	(.17)	(.04)	(.16)	(.79)	(.31)	(1.10)	—		14.79	14.16

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.

100	Nuveen Investments

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Total Returns			Applicable to Common Shares(c)(d)

	Based	Ending
	on	Net
Based	Common	Assets			Net
on	Share Net	Applicable			Investment		Portfolio
Market	Asset	to Common			Income		Turnover
Value (b)	Value (b)	Shares (000)	Expenses	(e)	(Loss	)	Rate

11.11%	8.37%	$294,733	1.64	%**	5.82	%**	2%
(.46)	.67	279,968	1.55		5.96		9
26.39	17.23	295,382	1.16		6.57		4
(7.10)	(3.41)	265,928	1.29		6.94		1
(3.64)	(.08)	292,194	1.23		6.30		17
8.75	7.05	306,402	1.20	**	6.04	**	7
(3.62)	(.31)	297,539	1.21		6.05		17

12.04	8.42	180,406	1.67	**	5.72	**	4
.41	.57	171,212	1.59		5.85		7
25.45	13.90	180,024	1.19		6.19		3
(5.69)	(.40)	166,428	1.28		6.44		1
(6.18)	.77	176,374	1.24		6.04		19
11.10	7.03	183,540	1.21	**	5.83	**	6
(3.36)	(1.04)	178,199	1.19		5.81		12

(d)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or VRDP Shares, where applicable.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

New Jersey Investment Quality (NQJ)
Year Ended 4/30:
2012(g)	.61	%**
2011	.51
2010	—
2009	—
2008	—
2007(f)	—
Year Ended 6/30:
2006	—

New Jersey Premium Income (NNJ)
Year Ended 4/30:
2012(g)	.61	%**
2011	.51
2010	—
2009	—
2008	—
2007(f)	—
Year Ended 6/30:
2006	—

(f)	For the ten months ended April 30, 2007.
(g)	For the six months ended October 31, 2011.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	101

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
					Distributions	Distributions
					from Net	from
					Investment	Capital		Net			Discount
	Beginning				Income to	Gains to		Investment	Capital		from		Ending
	Common	Net		Net	Auction Rate	Auction Rate		Income to	Gains to		Common		Common
	Share	Investment		Realized/	Preferred	Preferred		Common	Common		Shares		Share	Ending
	Net Asset	Income		Unrealized	Share-	Share-		Share-	Share-		Repurchased		Net Asset	Market
	Value	(Loss	)	Gain (Loss )	holders (a)	holders (a)	Total	holders	holders	Total	and Retired		Value	Value
New Jersey Dividend Advantage (NXJ)
Year Ended 4/30:
2012(g)	$13.61	$.36		$.89	$—	$—	$1.25	$(.42)	$—	$(.42)	$—		$14.44	$13.21
2011	14.51	.89		(.91)	(.03)	— *	(.05)	(.83)	(.02)	(.85)	—		13.61	12.67
2010	12.97	.91		1.42	(.03)	— *	2.30	(.75)	(.01)	(.76)	—		14.51	13.48
2009	14.26	.91		(1.27)	(.16)	(.03)	(.55)	(.66)	(.08)	(.74)	—	*	12.97	11.15
2008	15.09	.94		(.80)	(.25)	(.01)	(.12)	(.68)	(.03)	(.71)	—		14.26	13.11
2007(f)	14.68	.78		.47	(.19)	— *	1.06	(.64)	(.01)	(.65)	—		15.09	15.75
Year Ended 6/30:
2006	15.63	.95		(.77)	(.18)	(.01)	(.01)	(.84)	(.10)	(.94)	—		14.68	14.35

New Jersey Dividend Advantage 2 (NUJ)
Year Ended 4/30:
2012(g)	13.60	.39		.79	—	—	1.18	(.43)	—	(.43)	—		14.35	13.76
2011	14.47	.85		(.82)	(.01)	—	.02	(.85)	(.04)	(.89)	—		13.60	12.55
2010	12.93	.94		1.45	(.03)	(.01)	2.35	(.78)	(.03)	(.81)	—		14.47	14.68
2009	14.35	.95		(1.42)	(.17)	(.02)	(.66)	(.69)	(.07)	(.76)	—	*	12.93	11.46
2008	15.31	.97		(.79)	(.23)	(.05)	(.10)	(.71)	(.15)	(.86)	—		14.35	13.59
2007(f)	14.87	.83		.47	(.20)	— *	1.10	(.66)	— *	(.66)	—		15.31	16.50
Year Ended 6/30:
2006	15.79	.99		(.76)	(.19)	(.01)	.03	(.86)	(.09)	(.95)	—		14.87	14.90

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)
After expense reimbursement from Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. As of March 31, 2011, the Adviser is no longer reimbursing New Jersey Dividend Advantage (NXJ) for any fees or expenses.

102	Nuveen Investments

		Ratios/Supplemental Data
			Ratios to Average Net Assets				Ratios to Average Net Assets
			Applicable to Common Shares				Applicable to Common Shares
Total Returns			Before Reimbursement(d)				After Reimbursement(c)(d)

	Based	Ending
	on	Net
Based	Common	Assets
on	Share Net	Applicable			Net				Net		Portfolio
Market	Asset	to Common			Investment				Investment		Turnover
Value (b)	Value (b)	Shares (000)	Expenses	(e)	Income (Loss	)	Expenses	(e)	Income (Loss	)	Rate

7.58%	9.23%	$94,854	2.50	%**	4.99	%**	2.50	%**	4.99	%**	9%
.11	(.38)	89,399	1.34		6.16		1.27		6.23		6
28.17	18.03	95,300	1.18		6.35		1.04		6.49		4
(8.95)	(3.63)	85,230	1.29		6.74		1.06		6.98		—	***
(12.31)	(.81)	93,762	1.20		6.10		.90		6.40		17
14.37	7.26	99,203	1.20	**	5.85**		.84	**	6.22	**	9
(.78)	(.05)	96,378	1.19		5.83		.77		6.26		16

13.21	8.73	64,907	2.60	**	5.38	**	2.52	**	5.46	**	3
(8.75)	.10	61,503	1.96		5.84		1.81		5.99		7
35.95	18.55	65,410	1.22		6.54		1.00		6.76		4
(9.75)	(4.36)	58,456	1.33		6.95		1.03		7.25		—	***
(12.41)	(.60)	64,904	1.25		6.16		.87		6.54		16
15.40	7.50	69,238	1.24	**	6.03	**	.80	**	6.47	**	11
(.49)	.25	67,150	1.23		5.99		.78		6.45		13

(d)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or MTP Shares, where applicable.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, both as described in Footnote 1 –General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

New Jersey Dividend Advantage (NXJ)
Year Ended 4/30:
2012(g)	1.44	%**
2011	.15
2010	—
2009	—
2008	—
2007(f)	—
Year Ended 6/30:
2006	—

New Jersey Dividend Advantage 2 (NUJ)
Year Ended 4/30:
2012(g)	1.35	%**
2011	.79
2010	—
2009	—
2008	—
2007(f)	—
Year Ended 6/30:
2006	—

(f)	For the ten months ended April 30, 2007.
(g)	For the six months ended October 31, 2011.
*	Rounds to less than $.01 per share.
**	Annualized.
***	Rounds to less than 1%.

See accompanying notes to financial statements.

Nuveen Investments	103

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations							Less Distributions

					Distributions	Distributions						Discount
					from Net	from						from
					Investment	Capital			Net			Common
	Beginning				Income to	Gains to			Investment	Capital		Shares				Ending
	Common	Net		Net	Auction Rate	Auction Rate			Income to	Gains to		Repur-				Common
	Share	Investment		Realized/	Preferred	Preferred			Common	Common		chased				Share	Ending
	Net Asset	Income		Unrealized	Share-	Share-			Share-	Share-		and		Offering		Net Asset	Market
	Value	(Loss	)	Gain (Loss )	holders (a)	holders	(a)	Total	holders	holders	Total	Retired		Costs		Value	Value
New Jersey Municipal Value (NJV)
Year Ended 4/30:
2012(h)	$14.72	$.40		$.77	N/A	N/A		$1.17	$(.38)	$—	$(.38)	$—		$—		$15.51	$14.96
2011	15.84	.82		(1.15)	N/A	N/A		(.33)	(.77)	(.02)	(.79)	—		—		14.72	13.81
2010	14.29	.70		1.55	N/A	N/A		2.25	(.70)	—	(.70)	—		—	*	15.84	15.21
2009(f)	14.33	(.01)		—	N/A	N/A		(.01)	—	—	—	—		(.03)		14.29	15.00

Pennsylvania Investment Quality (NQP)
Year Ended 4/30:
2012(h)	14.11	.46		.76	$—	$—		1.22	(.46)	—	(.46)	—		—		14.87	14.26
2011	14.82	.93		(.73)	(.01)	—		.19	(.90)	—	(.90)	—		—		14.11	13.09
2010	13.53	.96		1.16	(.03)	—		2.09	(.80)	—	(.80)	—	*	—		14.82	13.64
2009	14.39	.96		(.94)	(.20)	—		(.18)	(.68)	—	(.68)	—	*	—		13.53	11.34
2008	15.19	.95		(.81)	(.29)	—		(.15)	(.66)	—	(.66)	.01		—		14.39	13.10
2007(g)	14.71	.77		.47	(.23)	—		1.01	(.53)	—	(.53)	—		—		15.19	14.01
Year Ended 6/30:
2006	15.73	.90		(.87)	(.21)	(.02)		(.20)	(.71)	(.11)	(.82)	—		—		14.71	12.95

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.

104	Nuveen Investments

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Total Returns			Applicable to Common Shares(c)(d)

	Based	Ending
	on	Net
Based	Common	Assets			Net
on	Share Net	Applicable			Investment		Portfolio
Market	Asset	to Common			Income		Turnover
Value (b)	Value (b)	Shares (000)	Expenses	(e)	(Loss	)	Rate

11.22%	8.02%	$24,205.85		%**	5.15	%**	6%
(4.19)	(2.17)	22,981.85			5.32		2
6.32	16.05	24,722.82			4.63		5
—	(.24)	20,891.64		**	(.64	)**	0

12.51	8.71	239,116	1.67	**	6.18	**	5
2.43	1.27	226,905	1.60		6.38		8
27.87	15.74	238,368	1.23		6.72		6
(7.99)	(1.01)	218,353	1.50		7.23		3
(1.78)	(.92)	232,528	1.65		6.48		20
12.41	6.89	247,644	1.54	**	6.06	**	16
(9.47)	(1.34)	239,718	1.23		5.87		20

(d)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or VRDP Shares, where applicable.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

New Jersey Municipal Value (NJV)
Year Ended 4/30:
2012(h)	.05	%**
2011	.06
2010	.06
2009(f)	—

Pennsylvania Investment Quality (NQP)
Year Ended 4/30:
2012(h)	.63	%**
2011	.55
2010	.07
2009	.19
2008	.38
2007(g)	.29	**
Year Ended 6/30:
2006	—

(f)	For the period April 28, 2009 (commencement of operations) through April 30, 2009.
(g)	For the ten months ended April 30, 2007.
(h)	For the six months ended October 31, 2011.
N/A	Fund is not authorized to issue ARPS.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	105

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
					Distributions	Distributions
					from Net	from
					Investment	Capital		Net			Discount
	Beginning				Income to	Gains to		Investment	Capital		from		Ending
	Common	Net		Net	Auction Rate	Auction Rate		Income to	Gains to		Common		Common
	Share	Investment		Realized/	Preferred	Preferred		Common	Common		Shares		Share	Ending
	Net Asset	Income		Unrealized	Share-	Share-		Share-	Share-		Repurchased		Net Asset	Market
	Value	(Loss	)	Gain (Loss )	holders (a)	holders (a)	Total	holders	holders	Total	and Retired		Value	Value
Pennsylvania Premium Income 2 (NPY)
Year Ended 4/30:
2012(g)	$13.52	$.41		$.81	$—	$—	$1.22	$(.42)	$—	$(.42)	$—		$14.32	$13.31
2011	14.11	.85		(.59)	(.01)	—	.25	(.84)	—	(.84)	—		13.52	12.29
2010	12.72	.91		1.28	(.03)	—	2.16	(.77)	—	(.77)	—	**	14.11	12.91
2009	13.74	.91		(1.12)	(.19)	—	(.40)	(.62)	—	(.62)	—	**	12.72	10.60
2008	14.70	.90		(.94)	(.26)	(.02)	(.32)	(.61)	(.04)	(.65)	.01		13.74	12.30
2007(f)	14.22	.74		.50	(.21)	—	1.03	(.55)	—	(.55)	—		14.70	13.67
Year Ended 6/30:
2006	15.32	.89		(.80)	(.18)	(.03)	(.12)	(.77)	(.21)	(.98)	—		14.22	12.96

Pennsylvania Dividend Advantage (NXM)
Year Ended 4/30:
2012(g)	14.00	.38		.77	—	—	1.15	(.44)	—	(.44)	—		14.71	13.40
2011	14.73	.85		(.65)	(.01)	—	.19	(.87)	(.05)	(.92)	—		14.00	12.85
2010	13.09	.96		1.55	(.03)	(.01)	2.47	(.79)	(.04)	(.83)	—	**	14.73	13.77
2009	14.47	.97		(1.47)	(.18)	—	(.68)	(.70)	—	(.70)	—	**	13.09	11.31
2008	15.36	.97		(.84)	(.25)	(.02)	(.14)	(.70)	(.05)	(.75)	—		14.47	13.61
2007(f)	14.95	.82		.46	(.21)	—	1.07	(.66)	—	(.66)	—		15.36	15.70
Year Ended 6/30:
2006	15.93	.98		(.78)	(.19)	(.01)	—	(.88)	(.10)	(.98)	—		14.95	15.10

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)
After expense reimbursement from Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. As of March 31, 2011, the Adviser is no longer reimbursing Pennsylvania Dividend Advantage (NXM) for any fees or expenses.

106	Nuveen Investments

		Ratios/Supplemental Data
			Ratios to Average Net Assets				Ratios to Average Net Assets
			Applicable to Common Shares				Applicable to Common Shares
Total Returns			Before Reimbursement(d)				After Reimbursement(c)(d)

	Based	Ending
	on	Net
Based	Common	Assets			Net				Net
on	Share Net	Applicable			Investment				Investment		Portfolio
Market	Asset	to Common			Income				Income		Turnover
Value(b)	Value (b)	Shares (000)	Expenses	(e)	(Loss	)	Expenses	(e)	(Loss	)	Rate

11.81%	9.10%	$223,323	1.63	%***	5.83	%***	N/A		N/A		1%
1.48	1.75	210,839	1.56		6.13		N/A		N/A		8
29.70	17.35	220,113	1.21		6.67		N/A		N/A		5
(8.43)	(2.65)	198,739	1.35		7.28		N/A		N/A		6
(5.26)	(2.06)	215,252	1.55		6.36		N/A		N/A		27
9.83	7.31	232,650	1.40	***	6.08	***	N/A		N/A		15
(8.42)	(.80 )*	225,121	1.20		6.01		N/A		N/A		18

7.71	8.24	48,856	2.57	***	5.13	***	2.57	%***	5.13	%***	6
(.27)	1.23	46,521	1.94		5.78		1.87		5.85		8
29.85	19.29	48,934	1.26		6.66		1.11		6.81		5
(11.67)	(4.57)	43,587	1.37		7.17		1.14		7.39		4
(8.46)	(.87)	48,211	1.39		6.26		1.09		6.55		20
8.40	7.22	51,160	1.33	***	5.99	***	.96	***	6.36	***	11
(.56)	(.01)	49,660	1.25		5.90		.82		6.33		12

(d)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS, MTP Shares and/or VRDP Shares, where applicable.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares, VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, each as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Pennsylvania Premium Income 2 (NPY)
Year Ended 4/30:
2012(g)	.60	%***
2011	.52
2010	.05
2009	.04
2008	.27
2007(f)	.19	***
Year Ended 6/30:
2006	—

Pennsylvania Dividend Advantage (NXM)
Year Ended 4/30:
2012(g)	1.29	%***
2011	.76
2010	.02
2009	—
2008	.11
2007(f)	.06	***
Year Ended 6/30:
2006	—

(f)	For the ten months ended April 30, 2007.
(g)	For the six months ended October 31, 2011.
N/A	Fund does not have a contractual reimbursement with the Adviser.
*
During the fiscal year ended June 30, 2006, Pennsylvania Premium Income 2 (NPY) received a payment from the Adviser of $27,169, to offset losses realized on the disposal of investments purchased in violation of the Fund’s investment restrictions. This reimbursement did not have an impact on the Fund’s Total Return Based on Common Share Net Asset Value.

**	Rounds to less than $.01 per share.
***	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	107

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
					Distributions	Distributions					Discount
					from Net	from					from
					Investment	Capital		Net			Common
	Beginning				Income to	Gains to		Investment	Capital		Shares			Ending
	Common	Net		Net	Auction Rate	Auction Rate		Income to	Gains to		Repur-			Common
	Share	Investment		Realized/	Preferred	Preferred		Common	Common		chased			Share	Ending
	Net Asset	Income		Unrealized	Share-	Share-		Share-	Share-		and	Offering		Net Asset	Market
	Value	(Loss	)	Gain (Loss )	holders (a)	holders (a)	Total	holders	holders	Total	Retired	Costs		Value	Value
Pennsylvania Dividend Advantage 2 (NVY)
Year Ended 4/30:
2012 (h)	$14.08	$.39		$.50	$—	$—	$.89	$(.45)	$—	$(.45)	$—	$—		$14.52	$13.48
2011	14.74	.89		(.60)	(.01)	—	.28	(.89)	(.05)	(.94)	—	—		14.08	13.00
2010	13.42	.97		1.27	(.02)	(.01)	2.21	(.82)	(.07)	(.89)	—	—		14.74	14.19
2009	14.49	.99		(1.17)	(.19)	— *	(.37)	(.70)	— *	(.70)	—	—		13.42	11.45
2008	15.34	.99		(.80)	(.26)	(.02)	(.09)	(.71)	(.05)	(.76)	—	—		14.49	13.40
2007(f)	14.93	.83		.44	(.21)	(.01)	1.05	(.62)	(.02)	(.64)	—	—		15.34	15.18
Year Ended 6/30:
2006	15.89	.98		(.85)	(.19)	(.01)	(.07)	(.79)	(.10)	(.89)	—	—		14.93	14.16

Pennsylvania Municipal Value (NPN)
Year Ended 4/30:
2012(h)	14.79	.39		.83	N/A	N/A	1.22	(.38)	—	(.38)	—	—		15.63	14.77
2011	15.46	.79		(.70)	N/A	N/A	.09	(.76)	—	(.76)	—	—		14.79	13.96
2010	14.29	.70		1.19	N/A	N/A	1.89	(.72)	—	(.72)	—	—	*	15.46	15.43
2009(g)	14.33	(.01)		—	N/A	N/A	(.01)	—	—	—	—	(.03)		14.29	15.05

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)
After expense reimbursement from Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.

108	Nuveen Investments

		Ratios/Supplemental Data
			Ratios to Average Net Assets				Ratios to Average Net Assets
			Applicable to Common Shares				Applicable to Common Shares
Total Returns			Before Reimbursement(d)				After Reimbursement(c)(d)

	Based	Ending
	on	Net
Based	Common	Assets			Net				Net
on	Share Net	Applicable			Investment				Investment		Portfolio
Market	Asset	to Common			Income				Income		Turnover
Value (b)	Value (b)	Shares (000)	Expenses	(e)	(Loss	)	Expenses	(e)	(Loss	)	Rate

7.17%	6.34%	$54,102	2.54	%**	5.30	%**	2.47	%**	5.38	%**	7%
(2.00)	1.89	52,470	1.88		5.94		1.74		6.08		7
32.47	16.80	54,920	1.30		6.61		1.08		6.83		5
(9.16)	(2.33)	49,993	1.37		7.07		1.06		7.38		4
(6.81)	(.60)	53,997	1.40		6.29		1.02		6.66		27
11.88	7.14	57,142	1.33	**	6.03	**	.89	**	6.47	**	13
.88	(.46)	55,597	1.24		5.93		.79		6.38		13

8.54	8.27	19,059.88		**	4.99	**	N/A		N/A		2
(4.77)	.59	18,029.87			5.17		N/A		N/A		3
7.52	13.49	18,805.82			4.68		N/A		N/A		5
.33	(.31)	15,816.66		**	(.66	)**	N/A		N/A		0

(d)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or MTP Shares, where applicable.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, both each as described in Footnote 1 –General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Pennsylvania Dividend Advantage 2 (NVY)
Year Ended 4/30:
2012(h)	1.29	%**
2011	.71
2010	.08
2009	.01
2008	.11
2007(f)	.06	**
Year Ended 6/30:
2006	—

Pennsylvania Municipal Value (NPN)
Year Ended 4/30:
2012(h)	—	%**
2011	—
2010	—
2009(g)	—

(f)	For the ten months ended April 30, 2007.
(g)	For the period April 28, 2009 (commencement of operations) through April 30, 2009.
(h)	For the six months ended October 31, 2011.
N/A	Fund is not authorized to issue ARPS and does not have a contractual reimbursement with the Adviser.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	109

Financial
Highlights (Unaudited) (continued)

	ARPS at the End of Period			MTP Shares at the End of Period						VRDP Shares at the End of Period
	Aggregate	Liquidation		Aggregate		Ending	Average			Aggregate
	Amount	and Market	Asset	Amount	Liquidation	Market	Market		Asset	Amount	Liquidation	Asset
	Outstanding	Value	Coverage	Outstanding	Value	Value	Value		Coverage	Outstanding	Value	Coverage
	(000)	Per Share	Per Share	(000)	Per Share	Per Share	Per Share		Per Share	(000)	Per Share	Per Share
New Jersey Investment Quality (NQJ)
Year Ended 4/30:
2012(a)	$—	$—	$—	$—	$—	$—	$—		$—	$144,300	$100,000	$304,250
2011	—	—	—	—	—	—	—		—	144,300	100,000	294,018
2010	143,450	25,000	76,478	—	—	—	—		—	—	—	—
2009	149,825	25,000	69,373	—	—	—	—		—	—	—	—
2008	162,000	25,000	70,092	—	—	—	—		—	—	—	—
2007(b)	162,000	25,000	72,284	—	—	—	—		—	—	—	—
Year Ended 6/30:
2006	162,000	25,000	70,917	—	—	—	—		—	—	—	—

New Jersey Premium Income (NNJ)
Year Ended 4/30:
2012(a)	—	—	—	—	—	—	—		—	88,600	100,000	303,619
2011	—	—	—	—	—	—	—		—	88,600	100,000	293,242
2010	87,875	25,000	76,216	—	—	—	—		—	—	—	—
2009	91,600	25,000	70,422	—	—	—	—		—	—	—	—
2008	91,600	25,000	73,137	—	—	—	—		—	—	—	—
2007(b)	91,600	25,000	75,093	—	—	—	—		—	—	—	—
Year Ended 6/30:
2006	91,600	25,000	73,635	—	—	—	—		—	—	—	—

New Jersey Dividend Advantage (NXJ)
Year Ended 4/30:
2012(a)	—	—	—	44,861	10.00	10.05	10.05		31.14	—	—	—
2011	—	—	—	44,861	10.00	9.94	9.95	^	29.93	—	—	—
2010	43,925	25,000	79,240	—	—	—	—		—	—	—	—
2009	47,025	25,000	70,311	—	—	—	—		—	—	—	—
2008	48,000	25,000	73,834	—	—	—	—		—	—	—	—
2007(b)	48,000	25,000	76,668	—	—	—	—		—	—	—	—
Year Ended 6/30:
2006	48,000	25,000	75,197	—	—	—	—		—	—	—	—

New Jersey Dividend Advantage 2 (NUJ)
Year Ended 4/30:
2012(a)	—	—	—	35,050	10.00	9.96	9.82		28.52	—	—	—
2011	—	—	—	35,050	10.00	9.62	9.65	^^	27.55	—	—	—
2010	31,225	25,000	77,370	—	—	—	—		—	—	—	—
2009	32,600	25,000	69,828	—	—	—	—		—	—	—	—
2008	34,500	25,000	72,032	—	—	—	—		—	—	—	—
2007(b)	34,500	25,000	75,172	—	—	—	—		—	—	—	—
Year Ended 6/30:
2006	34,500	25,000	73,659	—	—	—	—		—	—	—	—

New Jersey Municipal Value (NJV)
Year Ended 4/30:
2012(a)	N/A	N/A	N/A	—	—	—	—		—	—	—	—
2011	N/A	N/A	N/A	—	—	—	—		—	—	—	—
2010	N/A	N/A	N/A	—	—	—	—		—	—	—	—
2009(c)	N/A	N/A	N/A	—	—	—	—		—	—	—	—

(a)	For the six months ended October 31, 2011.
(b)	For the ten months ended April 30, 2007.
(c)	For the period April 28, 2009 (commencement of operations) through April 30, 2009.
N/A	Fund is not authorized to issue ARPS.
^	For the period March 24, 2011 (issuance date of shares) through April 30, 2011.
^^	For the period October 1, 2010 (issuance date of shares) through April 30, 2011.

See accompanying notes to financial statements.

110	Nuveen Investments

	ARPS at the End of Period			MTP Shares at the End of Period						VRDP Shares at the End of Period
	Aggregate	Liquidation		Aggregate		Ending	Average			Aggregate
	Amount	and Market	Asset	Amount	Liquidation	Market	Market		Asset	Amount	Liquidation	Asset
	Outstanding	Value	Coverage	Outstanding	Value	Value	Value		Coverage	Outstanding	Value	Coverage
	(000)	Per Share	Per Share	(000)	Per Share	Per Share	Per Share		Per Share	(000)	Per Share	Per Share
Pennsylvania Investment Quality (NQP)
Year Ended 4/30:
2012(a)	$—	$—	$—	$—	$—	$—	$—		$—	$112,500	$100,000	$312,548
2011	—	—	—	—	—	—	—		—	112,500	100,000	301,693
2010	111,750	25,000	78,326	—	—	—	—		—	—	—	—
2009	111,750	25,000	73,849	—	—	—	—		—	—	—	—
2008	132,000	25,000	69,039	—	—	—	—		—	—	—	—
2007(b)	132,000	25,000	71,902	—	—	—	—		—	—	—	—
Year Ended 6/30:
2006	132,000	25,000	70,401	—	—	—	—		—	—	—	—

Pennsylvania Premium Income 2 (NPY)
Year Ended 4/30:
2012(a)	—	—	—	—	—	—	—		—	100,000	100,000	323,323
2011	—	—	—	—	—	—	—		—	100,000	100,000	310,839
2010	99,275	25,000	80,430	—	—	—	—		—	—	—	—
2009	99,275	25,000	75,047	—	—	—	—		—	—	—	—
2008	118,100	25,000	70,566	—	—	—	—		—	—	—	—
2007(b)	118,100	25,000	74,249	—	—	—	—		—	—	—	—
Year Ended 6/30:
2006	118,100	25,000	72,655	—	—	—	—		—	—	—	—

Pennsylvania Dividend Advantage (NXM)
Year Ended 4/30:
2012(a)	—	—	—	23,190	10.00	9.99	9.89		31.07	—	—	—
2011	—	—	—	23,190	10.00	9.65	9.75	Ω	30.06	—	—	—
2010	22,500	25,000	79,372	—	—	—	—		—	—	—	—
2009	22,500	25,000	73,430	—	—	—	—		—	—	—	—
2008	25,000	25,000	73,211	—	—	—	—		—	—	—	—
2007(b)	25,000	25,000	76,160	—	—	—	—		—	—	—	—
Year Ended 6/30:
2006	25,000	25,000	74,660	—	—	—	—		—	—	—	—

Pennsylvania Dividend Advantage 2 (NVY)
Year Ended 4/30:
2012(a)	—	—	—	24,550	10.00	10.04	9.91		32.04	—	—	—
2011	—	—	—	24,550	10.00	9.75	9.68	ΩΩ	31.37	—	—	—
2010	23,000	25,000	84,696	—	—	—	—		—	—	—	—
2009	23,000	25,000	79,340	—	—	—	—		—	—	—	—
2008	28,500	25,000	72,366	—	—	—	—		—	—	—	—
2007(b)	28,500	25,000	75,124	—	—	—	—		—	—	—	—
Year Ended 6/30:
2006	28,500	25,000	73,769	—	—	—	—		—	—	—	—

Pennsylvania Municipal Value (NPN)
Year Ended 4/30:
2012(a)	N/A	N/A	N/A	—	—	—	—		—	—	—	—
2011	N/A	N/A	N/A	—	—	—	—		—	—	—	—
2010	N/A	N/A	N/A	—	—	—	—		—	—	—	—
2009(c)	N/A	N/A	N/A	—	—	—	—		—	—	—	—

(a)	For the six months ended October 31, 2011.
(b)	For the ten months ended April 30, 2007.
(c)	For the period April 28, 2009 (commencement of operations) through April 30, 2009.
N/A	Fund is not authorized to issue ARPS.
Ω	For the period October 4, 2010 (issuance date of shares) through April 30, 2011.
ΩΩ	For the period October 27, 2010 (issuance date of shares) through April 30, 2011.

See accompanying notes to financial statements.

Nuveen Investments	111

Notes to
Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information
The state funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ), Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ), Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ), Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ), Nuveen New Jersey Municipal Value Fund (NJV), Nuveen Pennsylvania Investment Quality Municipal Fund (NQP), Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY), Nuveen Pennsylvania Dividend Advantage Municipal Fund (NXM), Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY) and Nuveen Pennsylvania Municipal Value Fund (NPN) (each a “Fund” and collectively, the “Funds”). Common shares of New Jersey Investment Quality (NQJ), New Jersey Premium Income (NNJ), Pennsylvania Investment Quality (NQP) and Pennsylvania Premium Income 2 (NPY), are traded on the New York Stock Exchange (“NYSE”) while Common shares of New Jersey Dividend Advantage (NXJ), New Jersey Dividend Advantage 2 (NUJ), New Jersey Municipal Value (NJV), Pennsylvania Dividend Advantage (NXM), Pennsylvania Dividend Advantage 2 (NVY) and Pennsylvania Municipal Value (NPN) are traded on the NYSE Amex. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end registered investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Valuation
Prices of municipal bonds are provided by a pricing service approved by the Funds’ Board of Directors/Trustees. These securities are generally classified as Level 2 for fair value measurement purposes. When price quotes are not readily available (which is usually the case for municipal bonds) the pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity, provided by Nuveen Fund Advisors, Inc. (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments Inc. (“Nuveen”). These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Directors/Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Directors/Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

112	Nuveen Investments

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At October 31, 2011, New Jersey Investment Quality (NQJ), New Jersey Premium Income (NNJ), New Jersey Dividend Advantage (NXJ), New Jersey Dividend Advantage 2 (NUJ), New Jersey Municipal Value (NJV), Pennsylvania Investment Quality (NQP), Pennsylvania Premium Income 2 (NPY), Pennsylvania Dividend Advantage (NXM) and Pennsylvania Dividend Advantage 2 (NVY) had outstanding when-issued/delayed delivery purchase commitments of $3,125,031, $1,770,115, $1,537,723, $1,152,023, $69,040, $3,139,428, $1,285,445, $908,634 and $464,538, respectively. There were no such outstanding purchase commitments in Pennsylvania Municipal Value (NPN).

Investment Income
Interest income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects paydown gains and losses, if any.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Auction Rate Preferred Shares
Each Fund except New Jersey Municipal Value (NJV) and Pennsylvania Municipal Value (NPN) is authorized to issue Auction Rate Preferred Shares (“ARPS”). As of April 30, 2011, the Funds redeemed all of their outstanding APRS at liquidation value.

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the ARPS issued by the Funds than there were offers to buy. This meant that these auctions “failed to clear,’’ and that many Auction Rate Preferred shareholders who wanted to sell their shares in these auctions were unable to do so. Auction Rate Preferred shareholders unable to sell their shares received distributions at the “maximum rate’’ applicable to failed auctions as calculated in accordance with the pre-established terms of the ARPS.

Nuveen Investments	113

Notes to
Financial Statements (Unaudited) (continued)

During the fiscal year ended April 30, 2011, lawsuits pursuing claims made in a demand letter alleging that New Jersey Dividend Advantage’s (NXJ) Board of Trustees breached their fiduciary duties related to the redemption at par of the Fund’s ARPS, had been filed on behalf of shareholders of the Fund, against the Adviser, the Nuveen holding company, the majority owner of the holding company, the lone interested trustee, and current and former officers of the Fund. Nuveen and the other named defendants filed a motion to dismiss the lawsuits and on December 16, 2011, the court granted that motion dismissing the lawsuits with prejudice.

MuniFund Term Preferred Shares
The following Funds have issued and outstanding MuniFund Term Preferred (“MTP”) Shares, with a $10 stated (“par”) value per share. Proceeds from the issuance of MTP Shares, net of offering expenses, were used to redeem all, or a portion of, each Fund’s outstanding ARPS. Each Fund’s MTP Shares are issued in one Series. Dividends on MTP Shares, which are recognized as interest expense for financial reporting purposes, are paid monthly at a fixed annual rate, subject to adjustments in certain circumstances. The MTP Shares trade on the NYSE. As of October 31, 2011, the number of MTP Shares outstanding, annual interest rate and NYSE “ticker” symbol for each Fund’s series of MTP Shares are as follows:

	New Jersey Dividend Advantage (NXJ)			New Jersey Dividend Advantage 2 (NUJ)
		Annual			Annual
	Shares	Interest	NYSE	Shares	Interest	NYSE
	Outstanding	Rate	Ticker	Outstanding	Rate	Ticker
Series:
2014	4,486,100	2.30%	NXJ Pr A	—	—	—
2015	—	—	—	3,505,000	2.00%	NUJ Pr C

	Pennsylvania Dividend Advantage (NXM)			Pennsylvania Dividend Advantage 2 (NVY)
	Annual				Annual
	Shares	Interest	NYSE	Shares	Interest	NYSE
	Outstanding	Rate	Ticker	Outstanding	Rate	Ticker
Series:
2015	2,319,000	2.10%	NXM Pr C	2,455,000	2.15%	NVY Pr C

Each Fund is obligated to redeem its MTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. MTP Shares are subject to optional and mandatory redemption in certain circumstances. MTP Shares will be subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to a payment of premium for one year following the Optional Redemption Date (“Premium Expiration Date”), and at par thereafter. MTP Shares also will be subject to redemption, at the option of each Fund, at par in the event of certain changes in the credit rating of the MTP Shares. Each Fund may be obligated to redeem certain of the MTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share would be equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund’s series of MTP Shares are as follows:

	New Jersey		New Jersey		Pennsylvania		Pennsylvania
	Dividend		Dividend		Dividend		Dividend
	Advantage		Advantage 2		Advantage		Advantage 2
	(NXJ	)	(NUJ	)	(NXM	)	(NVY	)
	Series 2014		Series 2015		Series 2015		Series 2015
Term Redemption Date	April 1, 2014		November 1, 2015		November 1, 2015		November 1, 2015
Optional Redemption Date	April 1, 2012		November 1, 2011		November 1, 2011		November 1, 2011
Premium Expiration Date	March 31, 2013		October 31, 2012		October 31, 2012		October 31, 2012

The average liquidation value for all series of MTP Shares outstanding for each Fund during the six months ended October 31, 2011, was as follows:

	New Jersey		New Jersey		Pennsylvania		Pennsylvania
	Dividend		Dividend		Dividend		Dividend
	Advantage		Advantage 2		Advantage		Advantage 2
	(NXJ	)	(NUJ	)	(NXM	)	(NVY	)
Average liquidation value of MTP Shares outstanding	$44,861,000		$35,050,000		$23,190,000		$24,550,000

For financial reporting purposes only, the liquidation value of MTP Shares is recorded as a liability on the Statement of Assets and Liabilities. Unpaid dividends on MTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on MTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

114	Nuveen Investments

Net amounts earned by Nuveen as the underwriter of each Fund’s MTP Share offering was recorded as a reduction of offering costs recognized by the Funds. For the six months ended October 31, 2011, the amounts earned by Nuveen were as follows:

	New Jersey		New Jersey		Pennsylvania		Pennsylvania
	Dividend		Dividend		Dividend		Dividend
	Advantage		Advantage 2		Advantage		Advantage 2
	(NXJ	)	(NUJ	)	(NXM	)	(NVY	)
Net amounts earned by Nuveen	$3,879		$2,167		$941		$1,520

Variable Rate Demand Preferred Shares
The following Funds have issued and outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation value per share. New Jersey Investment Quality (NQJ), New Jersey Premium Income (NNJ), Pennsylvania Investment Quality (NQP) and Pennsylvania Premium Income 2 (NPY) issued their VRDP Shares in a privately negotiated offering during August 2010. Proceeds of each Fund’s offering were used to redeem all, or a portion of, each Fund’s outstanding ARPS. The VRDP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. As of October 31, 2011, the number of VRDP Shares outstanding and maturity date for each Fund are as follows:

	New Jersey		New Jersey		Pennsylvania		Pennsylvania
	Investment		Premium		Investment		Premium
	Quality		Income		Quality		Income 2
	(NQJ	)	(NNJ	)	(NQP	)	(NPY	)
Series	1		1		1		1
Shares outstanding	1,443		886		1,125		1,000
Maturity	August 1, 2040		August 1, 2040		August 1, 2040		August 1, 2040

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that purchase orders for VRDP Shares in a remarketing are not sufficient in number to be matched with the sale orders in that remarketing. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing.

Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set weekly at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation value. If remarketings for VRDP Shares are continuously unsuccessful for six months, the maximum rate is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends.

The average liquidation value outstanding and annualized dividend rate of VRDP Shares for each Fund during the six months ended October 31, 2011, were as follows:

	New Jersey		New Jersey		Pennsylvania		Pennsylvania
	Investment		Premium		Investment		Premium
	Quality		Income		Quality		Income 2
	(NQJ	)	(NNJ	)	(NQP	)	(NPY	)
Average liquidation value outstanding	144,300,000		88,600,000		112,500,000		100,000,000
Annualized dividend rate	0.33%		0.33%		0.33%		0.33%

For financial reporting purposes only, the liquidation value of VRDP Shares is recognized as a liability on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on the VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. In addition to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider as well as a remarketing fee, which are recognized as components of “Fees on VRDP Shares” on the Statement of Operations.

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts

Nuveen Investments	115

Notes to
Financial Statements (Unaudited) (continued)

equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and the related interest paid to the holders of the short-term floating rate certificates as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

During the six months ended October 31, 2011, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

At October 31, 2011, each Fund’s maximum exposure to externally-deposited Recourse Trusts, was as follows:

	New Jersey		New Jersey		New Jersey		New Jersey		New Jersey
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income		Advantage		Advantage 2		Value
	(NQJ	)	(NNJ	)	(NXJ	)	(NUJ	)	(NJV	)
Maximum exposure to Recourse Trusts	$6,385,000		$3,725,000		$2,010,000		$1,380,000		$—

	Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income 2		Advantage		Advantage 2		Value
	(NQP	)	(NPY	)	(NXM	)	(NVY	)	(NPN	)
Maximum exposure to Recourse Trusts	$—		$—		$—		$—		$2,250,000

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended October 31, 2011, were as follows:

	New Jersey		Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania
	Municipal		Investment		Premium		Dividend		Dividend
	Value		Quality		Income 2		Advantage		Advantage 2
	(NJV	)	(NQP	)	(NPY	)	(NXM	)	(NVY	)
Average floating rate obligations outstanding	$1,500,000		$26,703,315		$12,333,071		$1,056,739		$4,359,103
Average annual interest rate and fees	0.77%		0.44%		0.70%		0.77%		0.77%

Derivative Financial Instruments
Each Fund is authorized to invest in certain derivative instruments, including foreign currency forwards, futures, options and swap contracts. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended October 31, 2011.

116	Nuveen Investments

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Zero Coupon Securities
Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Offering Costs
Costs incurred by New Jersey Dividend Advantage (NXJ), New Jersey Dividend Advantage 2 (NUJ), Pennsylvania Dividend Advantage (NXM) and Pennsylvania Dividend Advantage 2 (NVY) in connection with their offerings of MTP Shares ($935,763, $865,750, $682,850 and $703,250, respectively) were recorded as deferred charges, which will be amortized over the life of the shares. Costs incurred by New Jersey Investment Quality (NQJ), New Jersey Premium Income (NNJ), Pennsylvania Investment Quality (NQP) and Pennsylvania Premium Income 2 (NPY) in connection with their offerings of VRDP Shares ($795,750, $631,500, $701,250, and $665,000, respectively) were recorded as deferred charges which will be amortized over the life of the shares. Each Fund’s amortized deferred charges are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications
Under the Funds’ organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements
Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions

Nuveen Investments	117

Notes to
Financial Statements (Unaudited) (continued)

market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of October 31, 2011:

New Jersey Investment Quality (NQJ)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$435,391,041	$—	$435,391,041

New Jersey Premium Income (NNJ)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$265,583,331	$—	$265,583,331

New Jersey Dividend Advantage (NXJ)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$137,298,857	$—	$137,298,857

New Jersey Dividend Advantage 2 (NUJ)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$99,164,075	$—	$99,164,075

New Jersey Municipal Value (NJV)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$24,899,519	$—	$24,899,519

Pennsylvania Investment Quality (NQP)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$363,261,951	$—	$363,261,951
Short-Term Investments	—	5,000,000	—	5,000,000
Total	$—	$368,261,951	$—	$368,261,951

Pennsylvania Premium Income 2 (NPY)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$327,390,941	$—	$327,390,941

Pennsylvania Dividend Advantage (NXM)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$71,291,960	$—	$71,291,960

Pennsylvania Dividend Advantage 2 (NVY)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$82,076,537	$—	$82,076,537

Pennsylvania Municipal Value (NPN)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$18,456,661	$—	$18,456,661

During the six months ended October 31, 2011, the Funds recognized no significant transfers to or from Level 1, Level 2 or Level 3.

3. Derivative Instruments and Hedging Activities
The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended October 31, 2011.

118	Nuveen Investments

4. Fund Shares
Common Shares
Transactions in Common shares were as follows:

	New Jersey		New Jersey		New Jersey
	Investment Quality (NQJ)		Premium Income (NNJ)		Dividend Advantage (NXJ)
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	10/31/11	4/30/11	10/31/11	4/30/11	10/31/11	4/30/11
Common shares:
Issued to shareholders due to reinvestment of distributions	—	—	—	—	—	—
Repurchased and retired	—	—	—	—	—	—
Weighted average Common share:
Price per share repurchased and retired	$—	$—	$—	$—	$—	$—
Discount per share repurchased and retired	—	—	—	—	—	—

	New Jersey		New Jersey
	Dividend Advantage 2 (NUJ)		Municipal Value (NJV)
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	10/31/11	4/30/11	10/31/11	4/30/11
Common shares:
Issued to shareholders due to reinvestment of distributions	—	1,880	—	—
Repurchased and retired	—	—	—	—
Weighted average Common share:
Price per share repurchased and retired	$—	$—	$—	$—
Discount per share repurchased and retired	—	—	—	—

	Pennsylvania		Pennsylvania		Pennsylvania
	Investment Quality (NQP)		Premium Income 2 (NPY)		Dividend Advantage (NXM)
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	10/31/11	4/30/11	10/31/11	4/30/11	10/31/11	4/30/11
Common shares:
Issued to shareholders due to reinvestment of distributions	—	—	—	—	—	—
Repurchased and retired	—	—	—	—	—	—
Weighted average Common share:
Price per share repurchased and retired	$—	$—	$—	$—	$—	$—
Discount per share repurchased and retired	—	—	—	—	—	—

	Pennsylvania		Pennsylvania
	Dividend Advantage 2 (NVY)		Municipal Value (NPN)
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	10/31/11	4/30/11	10/31/11	4/30/11
Common shares:
Issued to shareholders due to reinvestment of distributions	—	307	—	3,001
Repurchased and retired	—	—	—	—
Weighted average Common share:
Price per share repurchased and retired	$—	$—	$—	$—
Discount per share repurchased and retired	—	—	—	—

Nuveen Investments	119

Notes to
Financial Statements (Unaudited) (continued)

Preferred Shares
New Jersey Municipal Value (NJV) and Pennsylvania Municipal Value (NPN) are not authorized to issue ARPS.

Transactions in ARPS were as follows:

	New Jersey Investment Quality (NQJ)				New Jersey Premium Quality (NNJ)
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	10/31/11		4/30/11		10/31/11		4/30/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed:
Series M	N/A	N/A	2,834	$70,850,000	N/A	N/A	$—	$—
Series T	N/A	N/A	—	—	N/A	N/A	599	14,975,000
Series W	N/A	N/A	—	—	N/A	N/A	1,381	34,525,000
Series TH	N/A	N/A	1,772	44,300,000	N/A	N/A	1,535	38,375,000
Series F	N/A	N/A	1,132	28,300,000	N/A	N/A	—	—
Total	N/A	N/A	5,738	$143,450,000	N/A	N/A	3,515	$87,875,000

	New Jersey Dividend Advantage (NXJ)				New Jersey Dividend Advantage 2 (NUJ)
	Six Months Ended 10/31/11		Year Ended 4/30/11		Six Months Ended 10/31/11		Year Ended 4/30/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed:
Series T	N/A	N/A	1,757	$43,925,000	N/A	N/A	—	$—
Series W	N/A	N/A	—	—	N/A	N/A	1,249	31,225,000
Total	N/A	N/A	1,757	$43,925,000	N/A	N/A	1,249	$31,225,000

	Pennsylvania Investment Quality (NQP)				Pennsylvania Premium Income 2 (NPY)
	Six Months Ended 10/31/11		Year Ended 4/30/11		Six Months Ended 10/31/11		Year Ended 4/30/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed:
Series M	N/A	N/A	—	$—	N/A	N/A	710	$17,750,000
Series T	N/A	N/A	744	18,600,000	N/A	N/A	—	—
Series W	N/A	N/A	2,033	50,825,000	N/A	N/A	—	—
Series TH	N/A	N/A	1,693	42,325,000	N/A	N/A	1,748	43,700,000
Series F	N/A	N/A	—	—	N/A	N/A	1,513	37,825,000
Total	N/A	N/A	4,470	$111,750,000	N/A	N/A	3,971	$99,275,000

	Pennsylvania Dividend Advantage (NXM)				Pennsylvania Dividend Advantage 2 (NVY)
	Six Months Ended 10/31/11		Year Ended 4/30/11		Six Months Ended 10/31/11		Year Ended 4/30/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed:
Series M	N/A	N/A	—	$—	N/A	N/A	920	$23,000,000
Series T	N/A	N/A	900	22,500,000	N/A	N/A	—	—
Total	N/A	N/A	900	$22,500,000	N/A	N/A	920	$23,000,000

N/A – As of April 30, 2011, the Fund redeemed all of its outstanding ARPS at liquidation value.

120	Nuveen Investments

Transactions in MTP Shares were as follows:

	New Jersey Dividend Advantage (NXJ)				New Jersey Dividend Advantage 2 (NUJ)
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	10/31/11		4/30/11		10/31/11		4/30/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2014	—	$—	4,486,100	$44,861,000	—	$—	—	$—
Series 2015	—	—	—	—	—	—	3,505,000	35,050,000
Total	—	$—	4,486,100	$44,861,000	—	$—	3,505,000	$35,050,000

	Pennsylvania Dividend Advantage (NXM )				Pennsylvania Dividend Advantage 2 (NVY)
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	10/31/11		4/30/11		10/31/11		4/30/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2015	—	$—	2,319,000	$23,190,000	—	$—	2,455,000	$24,550,000

Transactions in VRDP Shares were as follows:

	New Jersey Investment Quality (NQJ )				New Jersey Premium Quality (NNJ)
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	10/31/11		4/30/11		10/31/11		4/30/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
VRDP Shares issued:
Series 1	—	$—	1,443	$144,300,000	—	$—	886	$88,600,000

	Pennsylvania Investment Quality (NQP )				Pennsylvania Premium Income 2 (NPY)
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	10/31/11		4/30/11		10/31/11		4/30/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
VRDP Shares issued:
Series 1	—	$—	1,125	$112,500,000	—	$—	1,000	$100,000,000

5. Investment Transactions
Purchases and sales (including maturities but excluding short-term investments, where applicable) during the six months ended October 31, 2011, were as follows:

	New Jersey		New Jersey		New Jersey		New Jersey		New Jersey
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income		Advantage		Advantage 2		Value
	(NQJ	)	(NNJ	)	(NXJ	)	(NUJ	)	(NJV	)
Purchases	$20,754,412		$13,881,476		$12,650,575		$4,040,218		$1,536,919
Sales and maturities	10,117,597		10,895,477		12,500,969		2,951,844		1,964,206

	Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income 2		Advantage		Advantage 2		Value
	(NQP	)	(NPY	)	(NXM	)	(NVY	)	(NPN	)
Purchases	$16,354,960		$7,832,491		$4,264,153		$5,988,342		$419,752
Sales and maturities	22,274,350		2,710,000		4,875,725		5,719,994		516,370

Nuveen Investments	121

Notes to
Financial Statements (Unaudited) (continued)

6. Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At October 31, 2011, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	New Jersey		New Jersey		New Jersey		New Jersey		New Jersey
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income		Advantage		Advantage 2		Value
	(NQJ	)	(NNJ	)	(NXJ	)	(NUJ	)	(NJV	)
Cost of investments	$430,276,538		$258,159,908		$135,857,744		$98,343,444		$21,515,707
Gross unrealized:
Appreciation	$14,534,421		$11,285,338		$4,096,079		$2,863,247		$1,950,432
Depreciation	(9,419,918)		(3,861,915)		(2,654,966)		(2,042,616)		(66,620)
Net unrealized appreciation (depreciation) of investments	$5,114,503		$7,423,423		$1,441,113		$820,631		$1,883,812

	Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income 2		Advantage		Advantage 2		Value
	(NQP	)	(NPY	)	(NXM	)	(NVY	)	(NPN	)
Cost of investments	$332,701,754		$305,759,398		$69,210,621		$77,228,617		$16,813,521
Gross unrealized:
Appreciation	$13,567,274		$17,005,676		$2,479,644		$2,740,178		$1,647,294
Depreciation	(4,672,591)		(7,514,153)		(1,408,275)		(2,217,278)		(4,154)
Net unrealized appreciation (depreciation) of investments	$8,894,683		$9,491,523		$1,071,369		$522,900		$1,643,140

Permanent differences, primarily due to federal taxes paid, taxable market discount, nondeductible offering costs and distribution character reclassifications, resulted in reclassifications among the Funds’ components of Common share net assets at April 30, 2011, the Funds’ last tax year end, as follows:

	New Jersey	New Jersey		New Jersey		New Jersey		New Jersey
	Investment	Premium		Dividend		Dividend		Municipal
	Quality	Income		Advantage		Advantage 2		Value
	(NQJ )	(NNJ	)	(NXJ	)	(NUJ	)	(NJV	)
Paid-in-surplus	$(18,552)	$(19,602)		$(28,139)		$(97,971)		$—
Undistributed (Over-distribution of) net investment income	18,627	9,349		19,230		95,554		(275)
Accumulated net realized gain (loss)	(75)	10,253		8,909		2,417		275

	Pennsylvania	Pennsylvania	Pennsylvania		Pennsylvania		Pennsylvania
	Investment	Premium	Dividend		Dividend		Municipal
	Quality	Income 2	Advantage		Advantage 2		Value
	(NQP )	(NPY )	(NXM	)	(NVY	)	(NPN	)
Paid-in-surplus	$(16,781)	$(15,745)	$(74,796)		$(72,675)		$11,072
Undistributed (Over-distribution of) net investment income	(11,798)	(2,653)	57,863		61,002		—
Accumulated net realized gain (loss)	28,579	18,398	16,933		11,673		(11,072)

122	Nuveen Investments

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at April 30, 2011, the Funds’ last tax year end, were as follows:

	New Jersey		New Jersey		New Jersey		New Jersey		New Jersey
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income		Advantage		Advantage 2		Value
	(NQJ	)	(NNJ	)	(NXJ	)	(NUJ	)	(NJV	)
Undistributed net tax-exempt income *	$5,455,189		$3,408,483		$1,944,334		$1,262,486		$111,689
Undistributed net ordinary income **	20,137		9,799		1,554		—		—
Undistributed net long-term capital gains	6,774		134,071		36,841		45,407		—

	Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income 2		Advantage		Advantage 2		Value
	(NQP	)	(NPY	)	(NXM	)	(NVY	)	(NPN	)
Undistributed net tax-exempt income *	$4,587,625		$4,116,260		$893,144		$1,066,413		$18,981
Undistributed net ordinary income **	11,891		10,771		203		177		—
Undistributed net long-term capital gains	—		—		187,034		146,187		—

*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on April 1, 2011, paid on May 2, 2011.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended April 30, 2011, was designated for purposes of the dividends paid deduction as follows:

	New Jersey		New Jersey		New Jersey		New Jersey		New Jersey
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income		Advantage		Advantage 2		Value
	(NQJ	)	(NNJ	)	(NXJ	)	(NUJ	)	(NJV	)
Distributions from net tax-exempt income	$17,567,230		$10,298,550		$5,612,161		$4,263,861		$1,198,707
Distributions from net ordinary income**	—		—		—		3		38,372
Distributions from net long-term capital gains	550,205		140,828		159,911		172,338		—

	Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income 2		Advantage		Advantage 2		Value
	(NQP	)	(NPY	)	(NXM	)	(NVY	)	(NPN	)
Distributions from net tax-exempt income	$15,015,026		$13,591,982		$3,166,778		$3,606,690		$933,419
Distributions from net ordinary income**	—		—		—		—		—
Distributions from net long-term capital gains	—		—		161,463		179,017		—

**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At April 30, 2011, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	New Jersey		Pennsylvania		Pennsylvania		Pennsylvania
	Municipal		Investment		Premium		Municipal
	Value		Quality		Income 2		Value
	(NJV	)	(NQP	)	(NPY	)	(NPN	)
Expiration:
April 30, 2016	$—		$—		$77,818		$—
April 30, 2017	—		1,637,403		2,893,165		—
April 30, 2019	18,711		—		—		82
Total	$18,711		$1,637,403		$2,970,983		$82

During the Funds’ last tax year ended April 30, 2011, Pennsylvania Investment Quality (NQP) and Pennsylvania Premium Income 2 (NPY) utilized $774,109 and $94,420, respectively, of their capital loss carryforwards.

Nuveen Investments	123

Notes to
Financial Statements (Unaudited) (continued)

The Funds have elected to defer net realized losses from investments incurred from November 1, 2010 through April 30, 2011, the Funds’ last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year. The following Funds have elected to defer post-October losses as follows:

	New Jersey		New Jersey		New Jersey		New Jersey		New Jersey		Pennsylvania
	Investment		Premium		Dividend		Dividend		Municipal		Dividend
	Quality		Income		Advantage		Advantage 2		Value		Advantage 2
	(NQJ	)	(NNJ	)	(NXJ	)	(NUJ	)	(NJV	)	(NVY	)
Post-October capital losses	$1,509,839		$860,559		$485,839		$341,487		$8,950		$3,964

7. Management Fees and Other Transactions with Affiliates
Each Fund’s management fee consists of two components — a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedules:

	New Jersey Investment Quality (NQJ	)
	New Jersey Premium Income (NNJ	)
	Pennsylvania Investment Quality (NQP	)
	Pennsylvania Premium Income 2 (NPY	)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For the next $3 billion	.3875
For managed assets over $5 billion	.3750

	New Jersey Dividend Advantage (NXJ	)
	New Jersey Dividend Advantage 2 (NUJ	)
	Pennsylvania Dividend Advantage (NXM	)
	Pennsylvania Dividend Advantage 2 (NVY	)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For managed assets over $2 billion	.3750

New Jersey Municipal Value (NJV)
Pennsylvania Municipal Value (NPN)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4000%
For the next $125 million	.3875
For the next $250 million	.3750
For the next $500 million	.3625
For the next $1 billion	.3500
For managed assets over $2 billion	.3375

124	Nuveen Investments

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*	For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen Funds and assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of October 31, 2011, the complex-level fee rate for these Funds was .1759%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser is responsible for each Fund’s overall strategy and asset allocation. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”) a wholly-owned subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

For the first ten years of New Jersey Dividend Advantage 2’s (NUJ) and Pennsylvania Dividend Advantage 2’s (NVY) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily managed assets for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
March 31,		March 31,
2002*	.30%	2008	.25%
2003	.30	2009	.20
2004	.30	2010	.15
2005	.30	2011	.10
2006	.30	2012	.05
2007	.30

*           From the commencement of operations.

The Adviser has not agreed to reimburse New Jersey Dividend Advantage 2 (NUJ) and Pennsylvania Dividend Advantage 2 (NVY) for any portion of their fees and expenses beyond March 31, 2012.

Nuveen Investments	125

Notes to
Financial Statements (Unaudited) (continued)

8. New Accounting Pronouncements

Fair Value Measurements and Disclosures
On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) No. 2011-04 (“ASU No. 2011-04”) modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2 and the reasons for the transfers and ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU No. 211-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

126	Nuveen Investments

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may

Nuveen Investments	127

Reinvest Automatically
Easily and Conveniently (continued)

exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

128	Nuveen Investments

Glossary of Terms
Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Average Effective Maturity: The market-value-weighted average of the effective maturity dates of the individual securities including cash. In the case of a bond that has been advance-refunded to a call date, the effective maturity is the date on which the bond is scheduled to be redeemed using the proceeds of an escrow account. In most other cases the effective maturity is the stated maturity date of the security.

■
Effective Leverage: Effective leverage is a Fund’s effective economic leverage, and includes both structural leverage and the leverage effects of certain derivative investments in the Fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any structural leverage.

■
Inverse Floaters: Inverse floating rate securities, also known as inverse floaters, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

■	Leverage: Using borrowed money to invest in securities or other assets.

Nuveen Investments	129

Glossary of Terms
Used in this Report (continued)

■
Leverage-Adjusted Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond Fund’s value to changes when market interest rates change. Generally, the longer a bond’s or Fund’s duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund’s portfolio of bonds.

■
Lipper Other States Municipal Debt Funds Classification Average: Calculated using the returns of all closed-end funds in this category for each period as follows: 6-month, 46 funds; 1-year, 46 funds; 5-year, 46 funds; and 10-year, 30 funds. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. The Lipper average is not available for direct investment.

■	Market Yield (also known as Dividend Yield or Current Yield): An investment’s current annualized dividend divided by its current market price.

■	Net Asset Value (NAV): The net market value of all securities held in a portfolio.

■
Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund’s total assets (securities, cash, and accrued earnings), subtracting the Fund’s liabilities, and dividing by the number of shares outstanding.

■
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■
Standard & Poor’s (S&P) National Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. The index returns assume reinvestment of dividends but do not reflect any applicable sales charges. You cannot invest directly in an index.

■
Standard & Poor’s (S&P) New Jersey Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade New Jersey municipal bond market. The index returns assume reinvestment of dividends but do not reflect any applicable sales charges. You cannot invest directly in an index.

■
Standard & Poor’s (S&P) Pennsylvania Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade Pennsylvania municipal bond market. The index returns assume reinvestment of dividends but do not reflect any applicable sales charges. You cannot invest directly in an index.

130	Nuveen Investments

■
Structural Leverage: Structural Leverage consists of preferred shares or debt issued by the Fund. Both of these are part of a Fund’s capital structure. Structural leverage is sometimes referred to as “‘40 Act Leverage” and is subject to asset coverage limits set in the Investment Company Act of 1940.

■	Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Nuveen Investments	131

Notes

132	Nuveen Investments

Notes

Nuveen Investments	133

Notes

134	Nuveen Investments

Other Useful Information

Board of
Directors/Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Virginia L. Stringer
Terence J. Toth

Fund Manager
Nuveen Fund Advisors, Inc.
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank
& Trust Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank & Trust
Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information
You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common and Preferred Share Information
Each Fund intends to repurchase shares of its own common in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased shares of their common as shown in the accompanying table.
Common Shares
Fund	Repurchased
NQJ	—
NNJ	—
NXJ	—
NUJ	—
NJV	—
NQP	—
NPY	—
NXM	—
NVY	—
NPN	—

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments	135

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.
Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of NWQ, Nuveen Asset Management, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed approximately $207 billion of assets as of October 31, 2011.

Find out how we can help you.
To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

ESA-A-1011D

ITEM 2. CODE OF ETHICS.
Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors or Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen New Jersey Municipal Value Fund

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
(Vice President and Secretary)

Date: January 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: January 6, 2012

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: January 6, 2012